UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Target Asset Allocation Funds

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2009

Date of reporting period: 1/31/2009

Item 1 – Reports to Stockholders

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Conservative Allocation Fund

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 16, 2009

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Conservative Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Conservative Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.57%; Class B, 2.27%; Class C, 2.27%; Class M, 2.27%; Class R, 2.02%; Class X, 2.27%; Class Z, 1.27%. Net operating expenses apply to: Class A, 1.52%; Class B, 2.27%; Class C, 2.27%; Class M, 2.27%; Class R, 1.77%; Class X, 2.24%; Class Z, 1.27%, after contractual reduction through 11/30/2009 for Class A and Class R shares.

Cumulative Total Returns as of 1/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–17.07%	–20.91%	0.59%	29.79%	—
Class B	–17.42	–21.55	–3.17	20.38	—
Class C	–17.41	–21.55	–3.17	20.38	—
Class M	–17.42	–21.56	N/A	N/A	–4.74% (10/04/04)
Class R	–17.16	–21.10	N/A	N/A	–2.59 (10/04/04)
Class X	–17.42	–21.41	N/A	N/A	–4.55 (10/04/04)
Class Z	–16.96	–20.70	1.86	32.99	—
Customized Blend[2]	–13.59	–15.92	5.78	31.26	**
S&P 500 Index[3]	–33.96	–38.63	–19.52	–23.54	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]	–15.65	–18.02	–0.12	21.39	****

Average Annual Total Returns[5] as of 12/31/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–22.77%	0.10%	2.68%	—
Class B		–22.54	0.33	2.51	—
Class C		–19.56	0.48	2.51	—
Class M		–23.28	N/A	N/A	–0.50% (10/04/04)
Class R		–18.36	N/A	N/A	0.37 (10/04/04)
Class X		–23.13	N/A	N/A	–0.63 (10/04/04)
Class Z		–17.98	1.49	3.53	—
Customized Blend[2]		–13.76	2.20	3.35	**
S&P 500 Index[3]		–36.99	–2.19	–1.38	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]		–17.21	0.55	2.17	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns

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performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Customized Benchmark for Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays Capital U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/09 is 4.35% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/08 is 1.95% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/09 is –19.26% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/08 is –2.92% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/09 is –0.96% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/08 is 0.20% for Classes M, R, and X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2009, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period, and held through the six-month period ended January 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$829.30	1.52%	$7.01
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

Class B	Actual	$1,000.00	$825.80	2.27%	$10.45
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class C	Actual	$1,000.00	$825.90	2.27%	$10.45
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class M	Actual	$1,000.00	$825.80	2.27%	$10.45
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class R	Actual	$1,000.00	$828.40	1.77%	$8.16
	Hypothetical	$1,000.00	$1,016.28	1.77%	$9.00

Class X	Actual	$1,000.00	$825.80	2.24%	$10.31
	Hypothetical	$1,000.00	$1,013.91	2.24%	$11.37

Class Z	Actual	$1,000.00	$830.40	1.27%	$5.86
	Hypothetical	$1,000.00	$1,018.80	1.27%	$6.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

Portfolio of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 108.9%
COMMON STOCKS 38.0%

Aerospace 0.9%
340	Alliant Techsystems, Inc.(a)	$27,475
10,367	Lockheed Martin Corp.	850,509
375	Moog, Inc. (Class A Stock)(a)	11,235
4,000	United Technologies Corp.	191,960

		1,081,179

Aerospace & Defense 0.9%
500	AAR Corp.(a)	9,070
3,100	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	46,717
8,432	General Dynamics Corp.	478,348
8,100	Northrop Grumman Corp.	389,772
1,481	Raytheon Co.	74,968
300	Teledyne Technologies, Inc.(a)	8,361

		1,007,236

Air Freight & Couriers 0.1%
1,600	FedEx Corp.	81,504

Air Freight & Logistics
850	Forward Air Corp.	17,221

Airlines
2,980	UAL Corp.(a)	28,131

Auto Components 0.1%
4,300	Johnson Controls, Inc.	53,793

Automotive Parts 0.1%
1,050	O’Reilly Automotive, Inc.(a)	30,523
3,500	PACCAR, Inc.	92,365

		122,888

Beverages 0.2%
1,900	Coca-Cola Co. (The)	81,168
1,180	Molson Coors Brewing Co. (Class B Stock)	47,519
2,040	PepsiCo, Inc.	102,469

		231,156

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology 1.1%
3,400	Amgen, Inc.(a)	$186,490
9,416	Genentech, Inc.(a)	764,956
5,174	Genzyme Corp.(a)	356,592

		1,308,038

Building Products
545	Texas Industries, Inc.	12,377

Business Services 0.1%
950	FTI Consulting, Inc.(a)	38,960
1,960	ICON PLC, ADR (Ireland)(a)	39,396

		78,356

Capital Markets
1,272	Raymond James Financial, Inc.	23,545
2,075	Waddell & Reed Financial, Inc. (Class A Stock)	29,299

		52,844

Chemicals 0.9%
3,432	Air Products & Chemicals, Inc.	172,630
775	Airgas, Inc.	27,365
9,700	Dow Chemical Co. (The)	112,423
2,300	Eastman Chemical Co.	59,685
1,330	Ecolab, Inc.	45,167
6,115	Huntsman Corp.	16,266
1,305	Intrepid Potash, Inc.(a)	26,596
500	Linde AG (Germany)	33,450
1,750	Macrovision Solutions Corp.(a)	22,942
2,300	PPG Industries, Inc.	86,434
6,713	Praxair, Inc.	417,951
655	Quaker Chemical Corp.	7,474
1,200	Scotts Miracle-Gro Co. (The) (Class A Stock)	38,664
1,185	Terra Industries, Inc.	24,269
400	Valspar Corp. (The)	6,940

		1,098,256

Clothing & Apparel 0.4%
3,700	Gap, Inc. (The)	41,736
9,704	NIKE, Inc. (Class B Stock)	439,106
1,875	Phillips-Van Heusen Corp.	35,662

		516,504

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 0.4%
2,500	Comerica, Inc.	$41,650
700	Cullen/Frost Bankers, Inc.	30,639
7,000	KeyCorp	50,960
3,137	Northern Trust Corp.	180,440
5,100	PNC Financial Services Group, Inc.	165,852
400	Sterling Financial Corp.	740
900	SunTrust Banks, Inc.	11,034
500	Trustmark Corp.	10,150
1,250	United Bankshares, Inc.	26,238

		517,703

Commercial Services 0.5%
3,030	Accenture Ltd. (Class A Stock) (Bermuda)	95,627
600	Apollo Group, Inc. (Class A Stock)(a)	48,876
1,700	Corrections Corp. of America(a)	23,426
1,830	GEO Group, Inc. (The)(a)	27,084
1,088	Healthcare Services Group, Inc.	16,661
1,575	Healthspring, Inc.(a)	27,436
700	Moody’s Corp.	14,994
700	Pharmaceutical Product Development, Inc.	16,723
9,400	Waste Management, Inc.	293,186

		564,013

Commercial Services & Supplies
375	Hillenbrand, Inc.	6,934
1,365	Monster Worldwide, Inc.(a)	12,571

		19,505

Communication Equipment 0.1%
41,900	Alcatel-Lucent, ADR (France)(a)	82,543
1,400	Arris Group, Inc.(a)	9,968
1,025	Nice Systems Ltd., ADR (Israel)(a)	19,670

		112,181

Computer Hardware 0.8%
7,025	Apple, Inc.(a)(f)	633,163
6,660	EMC Corp.(a)	73,527
13,635	Oracle Corp.(a)	229,477

		936,167

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software 0.1%
3,350	Compellent Technologies, Inc.(a)	$40,535
725	Hansen Medical, Inc.(a)	3,277
805	MICROS Systems, Inc.(a)	11,592
2,820	Netezza Corp.(a)	17,117
5,350	Nuance Communications, Inc.(a)	52,751
2,575	SRA International, Inc. (Class A Stock)(a)	42,050

		167,322

Computers & Peripherals 0.6%
1,020	Cognizant Technology Solutions Corp. (Class A Stock)(a)	19,105
7,253	International Business Machines Corp.	664,737
3,990	NetApp, Inc.(a)	59,172

		743,014

Construction
300	Granite Construction, Inc.	10,566
500	Hovnanian Enterprises, Inc. (Class A Stock)(a)	845
300	Meritage Homes Corp.(a)	3,306

		14,717

Consumer Finance
1,725	First Cash Financial Services, Inc.(a)	29,015

Consumer Products & Services 0.3%
1,760	Alberto-Culver Co.	43,050
15,900	Altria Group, Inc.	262,986
1,400	Avon Products, Inc.	28,630
300	Snap-on, Inc.	9,054
400	Toro Co. (The)	11,844

		355,564

Containers & Packaging 0.1%
1,325	Owens-Illinois, Inc.(a)	25,175
1,650	Pactiv Corp.(a)	35,673
850	Silgan Holdings, Inc.	38,964

		99,812

Distribution/Wholesale
270	MWI Veterinary Supply, Inc.(a)	5,651

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 0.6%
4,310	Charles Schwab Corp. (The)	$58,573
1,010	Franklin Resources, Inc.	48,904
22,975	JPMorgan Chase & Co.	586,092

		693,569

Diversified Manufacturing Operations 0.4%
15,100	Hewlett-Packard Co.	524,725

Education 0.1%
495	American Public Education, Inc.(a)	19,384
780	DeVry, Inc.	41,793
490	New Oriental Education & Technology Group, Inc., ADR (China)(a)	24,833

		86,010

Electric Utilities 0.7%
1,800	Allegheny Energy, Inc.	59,832
600	Entergy Corp.	45,816
3,100	Exelon Corp.	168,082
3,894	FirstEnergy Corp.	194,661
2,700	FPL Group, Inc.	139,185
6,200	Public Service Enterprise Group, Inc.	195,734

		803,310

Electrical Equipment
525	Smith (A.O.) Corp.	14,427
465	Sunpower Corp. (Class A Stock)(a)	15,605

		30,032

Electronic Components 0.2%
425	Belden CDT, Inc.	5,550
500	Checkpoint Systems, Inc.(a)	4,475
480	Dolby Laboratories, Inc. (Class A Stock)(a)	12,269
1,500	Emerson Electric Co.	49,050
900	FLIR Systems, Inc.(a)	22,473
300	Itron, Inc.(a)	19,590
2,600	Sanmina-SCI Corp.(a)	858
7,975	Tyco Electronics Ltd. (Bermuda)	112,926
2,075	Universal Electronics, Inc.(a)	23,406

		250,597

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronics
1,495	Coherent, Inc.(a)	$27,045

Energy Equipment
425	Oil States International, Inc.(a)	7,782

Energy Equipment & Services 0.4%
3,405	Diamond Offshore Drilling, Inc.	213,698
12,000	Halliburton Co.	207,000

		420,698

Engineering/Construction 0.1%
5,499	ABB Ltd., ADR (Switzerland)	71,762
375	Foster Wheeler Ltd.(a)	7,489
1,025	URS Corp.(a)	34,901

		114,152

Entertainment & Leisure 0.4%
1,895	Bally Technologies, Inc.(a)	38,260
2,130	DreamWorks Animation SKG, Inc. (Class A Stock)(a)	46,754
4,500	Harley-Davidson, Inc.	54,810
1,720	Hasbro, Inc.	41,504
3,760	International Game Technology	39,856
34,571	Las Vegas Sands Corp.(a)	178,041
500	Life Time Fitness, Inc.(a)	7,405
2,830	Lions Gate Entertainment Corp. (Canada)(a)	15,876
100	Nintendo Co. Ltd. (Japan)	31,001
1,165	WMS Industries, Inc.(a)	25,886

		479,393

Environmental Services 0.1%
3,120	Republic Services, Inc.	80,683
2,620	Waste Connections, Inc.(a)	76,033

		156,716

Farming & Agriculture 0.6%
9,155	Monsanto Co.	696,329

Financial - Bank & Trust 1.0%
650	Astoria Financial Corp.	5,902
19,953	Bank of America Corp.	131,291

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
2,540	Bank of New York Mellon Corp. (The)	$65,380
14,900	Citigroup, Inc.	52,895
50	Danvers Bancorp, Inc.	629
600	East West Bancorp, Inc.	5,694
500	Pacific Capital Bancorp	5,305
1,275	Prosperity Bancshares, Inc.	34,489
2,420	State Street Corp.	56,313
14,332	U.S. Bancorp	212,687
34,097	Wells Fargo & Co.	644,433

		1,215,018

Financial - Brokerage 0.5%
10,869	Visa, Inc. (Class A Stock)	536,385

Financial Services 0.7%
600	Eaton Vance Corp.	11,484
1,400	First Commonwealth Financial Corp.	13,426
4,465	Goldman Sachs Group, Inc. (The)	360,460
649,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	274,394
725	Investment Technology Group, Inc.(a)	15,718
700	Jefferies Group, Inc.	8,078
505	Lender Processing Services, Inc.	13,090
900	Morgan Stanley	18,207
150	Student Loan Corp. (The)	7,041
3,990	Western Union Co. (The)	54,503

		776,401

Food & Drug Retailers 0.2%
13,500	Safeway, Inc.	289,305

Foods 0.5%
1,401	Groupe Danone (France)	72,202
525	JM Smucker Co. (The)	23,704
700	Kellogg Co.	30,583
850	Kraft Foods, Inc. (Class A Stock)	23,842
8,660	Kroger Co. (The)	194,850
7,574	Nestle SA (Switzerland)	262,370
375	Ralcorp Holdings, Inc.(a)	22,207
450	TreeHouse Foods, Inc.(a)	11,876

		641,634

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gaming
4,395	Shuffle Master, Inc.(a)	$14,899

Gas Utilities
500	Atmos Energy Corp.	12,275

Healthcare Equipment & Supplies 0.4%
770	Alcon, Inc. (Switzerland)	65,943
2,308	Covidien Ltd. (Bermuda)	88,489
2,105	Cutera, Inc.(a)	14,124
6,010	Medtronic, Inc.	201,275
2,170	Thoratec Corp.(a)	62,865

		432,696

Healthcare Providers & Services 0.1%
1,175	inVentiv Health, Inc.(a)	11,210
700	LHC Group, Inc.(a)	18,627
965	Lincare Holdings, Inc.(a)	23,208
250	Owens & Minor, Inc.	9,943
1,550	Patterson Cos., Inc.(a)	28,504
325	Teleflex, Inc.	17,283

		108,775

Healthcare Services 0.4%
3,900	Aetna, Inc.	120,900
630	Amedisys, Inc.(a)	25,975
500	AMERIGROUP Corp.(a)	13,985
575	AmSurg Corp.(a)	11,264
1,390	Biogen Idec, Inc.(a)	67,623
1,905	Centene Corp.(a)	33,776
300	Covance, Inc.(a)	11,580
600	Healthways, Inc.(a)	8,292
1,325	MEDNAX, Inc.(a)	44,480
3,015	UnitedHealth Group, Inc.	85,415

		423,290

Healthcare Techology
4,090	Eclipsys Corp.(a)	35,828

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.1%
1,880	BJ’s Restaurants, Inc.(a)	$20,868
20,600	McDonald’s Corp.	1,195,212
1,351	Wendy’s/Arby’s Group, Inc. (Class A Stock)	6,809
4,596	Wynn Resorts Ltd.(a)	138,248

		1,361,137

Household Durables 0.1%
2,000	Fortune Brands, Inc.	64,000

Household Products 0.3%
7,900	Kimberly-Clark Corp.	406,613

Household/Personal Care 0.1%
2,000	Colgate-Palmolive Co.	130,080

Industrial Conglomerates 0.4%
4,100	3M Co.	220,539
4,500	General Electric Co.	54,585
6,775	Tyco International Ltd. (Bermuda)	142,410

		417,534

Insurance 1.3%
3,162	ACE Ltd. (Switzerland)	138,053
10,100	Allstate Corp. (The)	218,867
775	Aspen Insurance Holdings Ltd. (Bermuda)	17,128
3,800	Chubb Corp.	161,804
425	Delphi Financial Group, Inc. (Class A Stock)	6,447
950	Gallagher, (Arthur J.) & Co.	22,391
7,100	Genworth Financial, Inc. (Class A Stock)	16,472
1,000	Hanover Insurance Group, Inc. (The)	40,420
1,512	HCC Insurance Holdings, Inc.	35,396
850	IPC Holdings Ltd. (Bermuda)	21,811
14,064	MetLife, Inc.	404,059
300	Protective Life Corp.	2,484
400	State Auto Financial Corp.	8,840
10,200	Travelers Cos., Inc. (The)	394,128
635	United Fire & Casualty Co.	12,732
2,800	Unum Group	39,648
8,100	XL Capital Ltd. (Class A Stock) (Cayman Islands)	23,490

		1,564,170

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Services 0.8%
400	Amazon.com, Inc.(a)	$23,528
300	Digital River, Inc.(a)	7,431
1,590	Google, Inc. (Class A Stock)(a)	538,263
1,625	Internet Capital Group, Inc.(a)	7,004
3,980	McAfee, Inc.(a)	121,350
410	NetFlix, Inc.(a)	14,817
6,735	TIBCO Software, Inc.(a)	36,032
8,610	VeriSign, Inc.(a)	166,259
1,600	Yahoo!, Inc.(a)	18,768

		933,452

Internet Software & Services 0.1%
5,200	eBay, Inc.(a)	62,504

IT Services
650	CACI International, Inc. (Class A Stock)(a)	29,348

Life Science Tools & Services 0.1%
4,340	Thermo Fisher Scientific, Inc.(a)	155,936

Machinery 0.4%
675	Actuant Corp. (Class A Stock)	11,124
7,400	Caterpillar, Inc.	228,290
1,000	Cummins, Inc.	23,980
2,865	Deere & Co.	99,530
800	General Cable Corp.(a)	13,168
475	Kaydon Corp.	12,920
450	Lincoln Electric Holdings, Inc.	18,526
225	Lindsay Corp.	5,850
175	Nordson Corp.	5,287
375	Rofin-Sinar Technologies, Inc.(a)	6,334
900	Roper Industries, Inc.	37,026

		462,035

Manufacturing 0.2%
4,340	Danaher Corp.	242,736
400	Harsco Corp.	9,488
1,000	Hexcel Corp.(a)	8,290

		260,514

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 0.6%
12,000	CBS Corp. (Class B Stock)	$68,640
12,100	Comcast Corp. (Class A Stock)	177,265
3,590	Entravision Communications Corp. (Class A Stock)(a)	3,016
17,700	Time Warner, Inc.	165,141
5,476	Vivendi (France)	141,701
6,619	Walt Disney Co. (The)	136,881
1,145	Wiley, (John) & Sons, Inc. (Class A Stock)	40,567

		733,211

Medical Supplies & Equipment 1.0%
1,845	Advanced Energy Industries, Inc.(a)	16,568
4,350	Baxter International, Inc.	255,128
610	Becton, Dickinson and Co.	44,329
7,326	Boston Scientific Corp.(a)	64,982
10,510	Johnson & Johnson	606,322
290	Myriad Genetics, Inc.(a)	21,625
1,085	Quality Systems, Inc.	40,449
1,360	ResMed, Inc.(a)	54,264
2,990	St. Jude Medical, Inc.(a)	108,746
1,330	Stryker Corp.	56,179
200	SurModics, Inc.(a)	3,966
890	Vital Images, Inc.(a)	10,066

		1,282,624

Metals & Mining 0.5%
12,000	Alcoa, Inc.	93,480
895	Alpha Natural Resources, Inc.(a)	14,606
1,623	BHP Billiton Ltd., ADR (Australia)	60,927
1,470	BHP Billiton PLC (United Kingdom)	25,159
1,050	Bucyrus International, Inc. (Class A Stock)	16,275
1,435	Cliffs Natural Resources, Inc.	33,249
795	Northwest Pipe Co.(a)	28,032
4,561	Nucor Corp.	186,043
2,100	Peabody Energy Corp.	52,500
830	Precision Castparts Corp.	53,909
975	Steel Dynamics, Inc.	10,355
600	Timken Co.	8,934

		583,469

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Line Retail 0.1%
4,100	JC Penney Co., Inc.	$68,675

Multi-Utilities 0.1%
450	Vectren Corp.	11,605
1,700	Wisconsin Energy Corp.	75,786

		87,391

Office Equipment 0.2%
1,215	School Specialty, Inc.(a)	20,047
25,600	Xerox Corp.	169,984

		190,031

Oil & Gas Exploration/Production
295	Core Laboratories NV (Netherlands)	19,821
400	St. Mary Land & Exploration Co.	7,740

		27,561

Oil, Gas & Consumable Fuels 3.6%
3,185	Anadarko Petroleum Corp.	117,017
4,945	Apache Corp.	370,875
600	Arena Resources, Inc.(a)	14,616
420	Atwood Oceanics, Inc.(a)	6,993
700	Cabot Oil & Gas Corp.	19,243
8,382	Chevron Corp.	591,099
625	Concho Resources, Inc.(a)	15,763
11,600	ConocoPhillips	551,348
1,155	Denbury Resources, Inc.(a)	14,137
2,143	Devon Energy Corp.	132,009
975	Equitable Resources, Inc.	33,374
3,450	Exxon Mobil Corp.	263,856
3,320	Hess Corp.	184,625
1,040	Lufkin Industries, Inc.	36,348
11,000	Marathon Oil Corp.	299,530
3,394	Occidental Petroleum Corp.	185,143
300	ONEOK, Inc.	8,766
8,009	Petroleo Brasileiro SA, ADR (Brazil)	209,836
900	Plains Exploration & Production Co.(a)	19,008
4,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	215,235
3,477	Schlumberger Ltd. (Netherlands)	141,896
1,510	Southwestern Energy Co.(a)	47,791
500	Swift Energy Co.(a)	7,660

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
8,820	Transocean Ltd. (Switzerland)(a)	$481,748
1,300	Weatherford International Ltd.(a)	14,339
400	WGL Holdings, Inc.	12,840
7,531	XTO Energy, Inc.	279,325

		4,274,420

Paper & Forest Products
4,500	International Paper Co.	41,040

Pharmaceuticals 3.1%
7,357	Abbott Laboratories	407,872
2,770	Allergan, Inc.	105,592
3,665	American Medical Systems Holdings, Inc.(a)	39,216
960	BioMarin Pharmaceutical, Inc.(a)	18,490
4,900	Bristol-Myers Squibb Co.	104,909
5,300	Cardinal Health, Inc.	199,545
2,480	Celgene Corp.(a)	131,316
570	Cephalon, Inc.(a)	43,993
1,060	Cubist Pharmaceuticals, Inc.(a)	22,695
11,100	Eli Lilly & Co.	408,702
11,720	Gilead Sciences, Inc.(a)	595,024
785	Herbalife Ltd. (Cayman Islands)	16,100
2,350	Medco Health Solutions, Inc.(a)	105,585
10,800	Merck & Co., Inc.	308,340
235	Onyx Pharmaceuticals, Inc.(a)	7,151
32,000	Pfizer, Inc.	466,560
18,160	Schering-Plough Corp.	318,890
2,030	Teva Pharmaceutical Industries Ltd., ADR (Israel)	84,143
6,670	Wyeth	286,610

		3,670,733

Professional Services
800	Watson Wyatt Worldwide, Inc. (Class A Stock)	37,200

Real Estate Investment Trusts 0.2%
1,605	AvalonBay Communities, Inc.	83,143
4,300	MFA Mortgage Investments, Inc.	24,639
3,300	Simon Property Group, Inc.	141,834

		249,616

Retail & Merchandising 2.7%
510	Abercrombie & Fitch Co. (Class A Stock)	9,104
4,720	Best Buy Co., Inc.	132,254

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
400	Brinker International, Inc.	$4,388
1,870	Cash America International, Inc.	34,184
5,398	Costco Wholesale Corp.	243,072
29,684	CVS Caremark Corp.	797,906
930	GameStop Corp. (Class A Stock)(a)	23,045
2,450	Genesco, Inc.(a)	37,730
1,530	Kohl’s Corp.(a)	56,166
22,200	Lowe’s Cos., Inc.	405,594
2,000	Sonic Corp.(a)	19,480
11,450	Staples, Inc.	182,513
7,298	Target Corp.	227,698
2,785	TJX Cos., Inc.	54,085
9,411	Wal-Mart Stores, Inc.	443,446
4,390	Walgreen Co.	120,330
13,834	Yum! Brands, Inc.	395,929

		3,186,924

Road & Rail
250	Landstar System, Inc.	8,968

Semiconductors 0.3%
1,400	Broadcom Corp. (Class A Stock)(a)	22,190
400	Hittite Microwave Corp.(a)	10,248
5,760	Intel Corp.	74,304
2,140	Linear Technology Corp.	50,119
6,310	Marvell Technology Group Ltd. (Bermuda)(a)	46,000
1,975	Microsemi Corp.(a)	16,590
1,115	OYO Geospace Corp.(a)	16,669
3,800	Texas Instruments, Inc.	56,810
2,120	Varian Semiconductor Equipment Associates, Inc.(a)	40,365

		333,295

Software 1.5%
925	ANSYS, Inc.(a)	22,996
4,300	BMC Software, Inc.(a)	108,919
13,264	CA, Inc.	238,619
1,100	Citrix Systems, Inc.(a)	23,144
2,330	Electronic Arts, Inc.(a)	35,975
1,160	FactSet Research Systems, Inc.	46,168
500	Global Payments, Inc.	17,355

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
4,148	MasterCard, Inc. (Class A Stock)	$563,215
28,856	Microsoft Corp.	493,438
2,070	Research In Motion Ltd. (Canada)(a)	114,678
1,450	Sybase, Inc.(a)	39,599
1,625	Tyler Technologies, Inc.(a)	20,459

		1,724,565

Specialty Retail 0.3%
1,015	Aaron Rents, Inc.	22,188
2,500	AutoNation, Inc.(a)	23,200
1,300	CarMax, Inc.(a)	10,751
12,852	Home Depot, Inc. (The)	276,703
2,800	Limited Brands, Inc.	22,176

		355,018

Telecommunications 1.7%
1,010	America Movil SAB de CV (Class L Stock), ADR (Mexico)	28,795
22,700	AT&T, Inc.	558,874
14,180	Cisco Systems, Inc.(a)	212,275
2,440	EMS Technologies, Inc.(a)	58,560
530	Juniper Networks, Inc.(a)	7,505
2,650	MetroPCS Communications, Inc.(a)	36,013
14,358	QUALCOMM, Inc.	496,069
2,000	Syniverse Holdings, Inc.(a)	27,120
18,500	Verizon Communications, Inc.	552,595

		1,977,806

Textiles, Apparel & Luxury Goods
1,750	Hanesbrands, Inc.(a)	15,733
5,000	Jones Apparel Group, Inc.	17,300

		33,033

Thrifts & Mortgage Finance
17,300	Washington Mutual, Inc.	—

Tobacco Products 0.5%
1,800	Lorillard, Inc.	107,028
14,180	Philip Morris International, Inc.	526,787

		633,815

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares		Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors
200		Watsco, Inc.	$6,610

Transportation 1.0%
3,500		Burlington Northern Santa Fe Corp.	231,875
2,170		J.B. Hunt Transport Services, Inc.	48,326
6,137		Norfolk Southern Corp.	235,415
14,143		Union Pacific Corp.	619,322

			1,134,938

Utilities 0.6%
3,300		Dominion Resources, Inc.	116,094
14,198		Edison International	462,429
501		Headwaters, Inc.(a)	2,269
2,106		PG&E Corp.	81,439
575		Westar Energy, Inc.	11,546

			673,777

		TOTAL COMMON STOCKS (cost $53,694,173)	45,193,054

PREFERRED STOCK

Financial-Bank & Trust
2,625		Wells Fargo & Co. Series J, 8.00%, CVT (cost $50,451)	47,775

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 2.1%
AAA(e)	$305	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.739%(d), 06/25/34	149,456
Aaa	13	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1 0.449%(d), 09/25/46	13,015
Aaa	499	Ford Credit Auto Owner Trust, Series 2008-C, Class A2B 1.233%(d), 01/15/11	481,896
B3	123	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.449%(d), 10/25/37	84,004

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)
Aaa	$98	Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A 0.439%(d), 09/25/36	$84,771
Aaa	1,496	SLM Student Loan Trust, Series 2008-9, Class A 2.659%(d), 04/25/23	1,436,970
Aaa	149	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A (original cost $149,415; purchased 10/13/06)(c)(i) 0.449%(d), 11/25/36	121,988
Aaa	144	Structured Asset Securities Corp., Series 2006-BC3, Class A2 0.439%(d), 10/25/36	133,992

		TOTAL ASSET-BACKED SECURITIES (cost $2,822,045)	2,506,092

COLLATERALIZED MORTGAGE OBLIGATIONS 3.7%
Aaa	392	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.579%(d), 05/25/46	155,171
Aaa	208	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.366%(d), 05/25/35	150,559
AAA(e)	196	Series 2007-3, Class 1A1 5.473%(d), 05/25/47	119,435
Aaa	390	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.569%(d), 07/20/46	160,772
Aaa	21	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	22,797
Aaa	605	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 3.655%(d), 07/25/44	537,476
Aaa	91	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	96,580
Aaa	391	Series 2801, Class EH 4.50%, 11/15/16	395,754
Aaa	240	Series 2962, Class YC 4.50%, 09/15/14	242,068

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$176	Series 3117, Class PN 5.00%, 11/15/21	$176,584
AAA(e)	318	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.541%(d), 09/25/35	261,633
Aaa	780	Series 2006-OA1, Class 2A2 0.649%(d), 08/25/46	214,369
Aaa	151	Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11 0.449%(d), 01/19/38	136,425
Ba1	859	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.791%(d), 04/25/37	614,443
NR	136	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.81%(d), 01/15/30	141,588
Aaa	716	WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.929%(d), 12/25/27	593,141
Aaa	387	Series 2006-AR15, Class 2A 3.553%(d), 11/25/46	255,665
Aaa	386	Series 2007-OA2, Class 1A 2.753%(d), 03/25/47	133,516

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,409,657)	4,407,976

CORPORATE BONDS 27.8%

Advertising 0.2%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	252,138

Automobile Manufacturers 0.2%
A3	200	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%, 09/08/11	190,038

Automotive - OEM 0.2%
C	500	General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes 6.75%, 12/01/14	287,272

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Commercial Banks 0.8%
Aa2		$1,000	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $999,060; purchased 07/09/08)(c)(i) 6.20%, 07/19/13	$969,325

Diversified Financial Services 0.7%
Caa1		500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.00%, 10/01/13	311,273
Aaa		200	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.875%, 01/14/38	159,060
Aa1	GBP	500	General Electric Capital Corp., Sub. Notes, 144A (original cost $999,960; purchased 08/30/07)(c)(i) 6.50%(d), 09/15/67	419,780

				890,113

Financial - Bank & Trust 11.7%
A1		3,000	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	2,869,632
A1		300	Bank of America Corp., Sr. Unsec’d. Notes 5.65%, 05/01/18	271,701
Baa1		2,100	Jr. Sub. Notes 8.00%(d), 12/29/49	1,112,265
Baa1		1,500	Jr. Sub. Notes 8.125%(d), 12/29/49	778,335
A1		2,600	Barclays Bank PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $2,582,502; purchased 12/07/07)(c)(i) 6.05%, 12/04/17	2,222,137
A1		1,000	Sub. Notes, 144A (United Kingdom) (original cost $1,000,000; purchased 04/18/08)(c)(i) 7.70%(d), 04/29/49	543,480
Baa3		1,300	Citigroup, Inc., Jr. Sub. Notes 8.40%(d), 04/29/49	474,799
A2		1,500	Sr. Unsec’d. Notes 5.50%, 04/11/13	1,372,161
A2		2,000	Unsec’d. Notes 6.125%, 05/15/18	1,814,638
Aa1		2,000	Deutsche Bank AG, Sr. Unsec’d. Notes (Germany) 4.875%, 05/20/13	1,955,128

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial - Bank & Trust (cont’d.)
Aa1	$500	National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $500,000; purchased 02/01/08)(c)(i) 2.838%(d), 02/08/10	$500,034

			13,914,310

Financial Services 5.3%
A2	400	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	397,622
Aa3	1,000	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 7.25%, 02/01/18	1,064,451
A3	1,000	Citigroup Capital XXI, Gtd. Notes 8.30%(d), 12/21/57	518,530
Aa1	1,500	Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland) 5.00%, 05/15/13	1,453,044
A2	700	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	532,100
NR	500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(k) 5.625%, 01/24/13	70,000
NR	400	6.875%, 05/02/18	56,000
A1	1,000	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	962,716
A2	1,400	Morgan Stanley, Sr. Unsec’d. Notes, MTN 6.00%, 04/28/15	1,268,792

			6,323,255

Hotels & Motels 0.7%
Baa2	1,000	Marriott International, Inc., Sr. Unsec’d. Notes 6.375%, 06/15/17	830,348

Insurance 0.9%
A3	600	American International Group, Inc., Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	427,636
A3	800	Sr. Unsec’d. Notes, 144A (original cost $800,000; purchased 08/13/08)(c)(i) 8.25%, 08/15/18	655,460

			1,083,096

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

IT Services 0.4%
A2	$500	Electronic Data Systems Corp., Sr. Unsec’d. Notes 6.00%, 08/01/13	$531,027

Medical Supplies & Equipment 0.4%
B2	500	HCA, Inc., Sr. Sec’d. Notes 9.25%, 11/15/16	477,500

Metals & Mining 0.8%
Baa1	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	893,660

Oil, Gas & Consumable Fuels 0.9%
Baa1	1,000	Nabors Industries, Inc., Gtd. Notes 6.15%, 02/15/18	808,190
Baa1	302	Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $302,300; purchased 07/14/05)(c)(i) 5.265%, 06/15/11	254,303

			1,062,493

Pharmaceuticals 0.7%
Baa2	400	Cardinal Health, Inc., Sr. Unsec’d. Notes 1.705%(d), 10/02/09	390,530
Baa2	500	6.00%, 06/15/17	449,944

			840,474

Telecommunications 1.5%
Baa3	900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	855,000
Ba1	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	905,000

			1,760,000

Transportation 1.2%
Baa3	2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	1,461,750

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Utilities 1.2%
Baa2		$500	American Electric Power Co., Inc., Sr. Unsec’d. Notes 5.25%, 06/01/15	$458,379
Baa3		1,000	Illinois Power Co., Sr. Sec’d. Notes 6.25%, 04/01/18	912,320

				1,370,699

			TOTAL CORPORATE BONDS (cost $41,258,317)	33,137,498

FOREIGN GOVERNMENT BONDS 2.8%
Aaa	EUR	500	Bundesrepublik Deutschland, Bonds (Germany) 4.25%, 07/04/39	679,831
Aaa	EUR	800	6.25%, 01/04/30	1,313,950
Ba1	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	588,362
Aaa	GBP	300	United Kingdom Gilt, Bonds (United Kingdom) 4.25%, 03/07/11	459,434
Aaa	GBP	200	5.75%, 12/07/09	301,577

			TOTAL FOREIGN GOVERNMENT BONDS (cost $3,861,487)	3,343,154

MUNICIPAL BONDS 1.1%

California 0.5%
Aa3		700	Los Angeles Unified School District, General Obligation 4.50%, 07/01/25	635,250

Georgia 0.2%
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	207,098

Illinois 0.4%
Aa3		500	Chicago Illinois Transit Authority, Revenue Bonds 6.899%, 12/01/40	515,570

			TOTAL MUNICIPAL BONDS (cost $1,311,592)	1,357,918

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 27.1%
		351	Federal Home Loan Mortgage Corp. 4.999%(d), 03/01/36	355,750
		806	5.00%, 11/01/36	819,592

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
	$11	5.209%(d), 08/01/23	$11,207
	1,000	5.50%, TBA	1,020,312
	163	6.00%, 09/01/22	169,380
	706	Federal National Mortgage Assoc. 4.00%, 08/01/18 - 06/01/19	714,441
	68	4.488%(d), 05/01/36	67,537
	1,766	4.50%, 09/01/35 - 11/01/35	1,779,598
	1,882	5.00%, 06/01/23 - 11/01/33	1,921,813
	4,000	5.00%, TBA	4,055,000
	1,000	5.00%, TBA	1,016,562
	815	5.089%(d), 06/01/35	834,521
	3,769	5.50%, 09/01/33 - 08/01/37	3,868,860
	3,900	5.50%, TBA	3,991,408
	131	6.00%, 05/01/16 - 12/01/17	137,033
	378	6.50%, 01/01/16 - 09/01/36	394,696
	165	7.50%, 01/01/32	175,540
	49	Government National Mortgage Assoc. 4.50%, 08/15/33 - 09/15/33	49,101
	7	4.625%(d), 09/20/22	6,736
	5,000	5.00%, TBA	5,095,310
	5,500	6.00%, TBA	5,658,125
	61	8.50%, 02/20/30 - 06/15/30	65,360

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $31,904,782)	32,207,882

U.S. TREASURY OBLIGATIONS 4.5%
	500	U.S. Treasury Bonds 7.125%, 02/15/23	675,469
	500	7.25%, 08/15/22	679,219
	1,000	8.875%, 08/15/17	1,418,125
	200	U.S. Treasury Inflation Index Bonds, TIPS 2.00%, 01/15/26	198,201
	1,100	2.125%, 01/15/19	1,128,484
	700	2.50%, 01/15/29	697,348
	190	3.875%, 04/15/29	293,159
	500	U.S. Treasury Strip Coupon, IO 7.25%, 02/15/22	292,550

		TOTAL U.S. TREASURY OBLIGATIONS (cost $5,335,298)	5,382,555

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†			Principal Amount (000)#	Description	Value (Note 1)

	BANK LOANS(d) 1.8%
	CAA	(e)	$1,975	Chrysler Financial, Term, 144A (original cost $1,876,250; purchased 11/28/07)(c)(i) 6.00%, 08/03/12	$1,183,590
	BA-	(e)	1,287	TXU Corp., Term B3 (original cost $1,195,522; purchased 09/11/08)(c)(i) 3.91%, 10/10/14	894,121

				TOTAL BANK LOANS (cost $3,107,850)	2,077,711

				TOTAL LONG-TERM INVESTMENTS (cost $148,755,652)	129,661,615

	SHORT-TERM INVESTMENTS 10.7%

Contracts/ Notional Amount (000)#
	OPTIONS PURCHASED(a) 1.2%

	Call Options 1.0%
EUR	4,800			2 Year Euro-Schatz, expiring 02/20/2009, Strike Price $120.00	307
	1,700			Currency Option USD vs. JPY, expiring 03/31/2010 @ FX Rate 104.65	13,469
	21,000			Interest Rate Swap Options, expiring 08/03/2009 @ 3.45%	610,900
	2,200			expiring 08/03/2009 @ 3.45%	63,999
	1,600			expiring 08/03/2009 @ 3.45%	46,545
	12,300			expiring 08/03/2009 @ 3.85%	450,032

					1,185,252

	Put Options 0.2%
	1,700			Currency Option USD vs. JPY, expiring 03/31/2010 @ FX Rate 104.65	271,210
	4,000			GNMA, expiring 02/12/2009, Strike Price $51.00	—

					271,210

				TOTAL OPTIONS PURCHASED (cost $567,666)	1,456,462

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Principal Amount (000)#	Description	Value (Note 1)

REPURCHASE AGREEMENT 1.3%
$1,500	Credit Suisse Securities LLC, 0.26%, dated 01/30/09, due 02/02/09 due in the amount of $1,500,033 (cost $1,500,000; the value of collateral plus accrued interest was $1,539,532)(b)	$1,500,000

U.S. TREASURY OBLIGATIONS(g) 1.8%
500	U.S. Treasury Bills 0.04%, 03/26/09	499,941
1,230	0.119%, 04/09/09	1,229,513
400	0.80%, 06/04/09	399,641

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,129,249)	2,129,095

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 6.4%
7,626,623	Dryden Core Investment Fund—Taxable Money Market Series (cost $7,626,623)(h)	7,626,623

	TOTAL SHORT-TERM INVESTMENTS (cost $11,823,538)	12,712,180

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT(j) 119.6% (cost $160,579,190; Note 5)	142,373,795

Contracts/ Notional Amount (000)#
OPTIONS WRITTEN (0.8)%

Call Options (0.8)%
	Interest Rate Swap Options,
$700	expiring 08/03/2009 @ 4.15%	(48,514)
3,800	expiring 08/03/2009 @ 4.40%	(357,508)
700	expiring 08/03/2009 @ 4.40%	(65,857)
4,100	expiring 08/03/2009 @ 4.55%	(421,975)

		(893,854)

Put Option
36,000	90 Euro Dollar Futures, expiring 03/16/2009, Strike Price $98.88	(22,050)

	TOTAL OPTIONS WRITTEN (premium received $313,439)	(915,904)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
SECURITY SOLD SHORT (0.8)%
$1,000	Federal National Mortgage Assoc. 4.50%, TBA (proceeds received $1,007,812)	$(1,003,125)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT 118.0% (cost $159,257,939; Note 5)	140,454,766
	Other liabilities in excess of other assets(l) (18.0)%	(21,406,262)

	NET ASSETS 100%	$119,048,504

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Savings Bank

GNMA—Government National Mortgage Assoc.

IO—Interest Only

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

RUB—Russian Ruble

USD—United States Dollar

†	The rating reflected is as of January 31, 2009. Rating of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $10,405,009. The aggregate value of $7,764,218 is approximately 6.5% of net assets.
(d)	Indicates a variable rate security.
(e)	Standard & Poor’s rating.
(f)	Securities segregated as collateral for futures contracts.
(g)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(i)	Indicates a security that has been deemed illiquid.
(j)	As of January 31, 2009, 3 securities representing $305,396 and 0.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(k)	Represents issuer in default on interest payments. Non-income producing security.
(l)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate swaps and credit default swaps as follows:

Futures contracts open at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation
	Long Positions:
40	90 Day Euro	Mar 09	$9,796,975	$9,875,500	$78,525
13	90 Day Euro	Jun 09	3,179,313	3,208,888	29,575
5	90 Day Euro	Sep 09	1,208,938	1,232,938	24,000
56	90 Day Euro	Mar 10	13,469,950	13,759,900	289,950
51	90 Day Euro EURIBOR	Mar 09	15,517,357	16,023,002	505,645
38	90 Day Sterling	Mar 09	6,697,293	6,772,488	75,195
13	90 Day Sterling	Jun 09	2,211,050	2,320,201	109,151
22	90 Day Sterling	Mar 10	3,780,327	3,913,741	133,414
9	90 Day Sterling	Sept 10	1,591,539	1,593,495	1,956
11	90 Day Sterling	Dec 10	1,938,438	1,941,527	3,089
4	5 Year Euro-Bobl	Mar 09	590,363	592,028	1,665
1	10 Year U.K. Gilt	Mar 09	168,831	170,164	1,333

					$1,253,498	(1)

(1)	Cash of $388,600 has been segregated with the broker to cover requirements for open futures contracts as of January 31, 2009.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/03/09	BRL	1,016	$448,019	$437,330	$(10,689)
Expiring 06/02/09	BRL	508	215,330	211,608	(3,722)
Chinese Yuan,
Expiring 05/06/09	CNY	6,687	966,063	965,831	(232)
Expiring 07/15/09	CNY	8,550	1,254,868	1,227,312	(27,556)
Expiring 09/08/09	CNY	3,240	470,000	463,214	(6,786)
Euro,
Expiring 02/12/09	EUR	99	129,201	126,736	(2,465)
Indian Rupee,
Expiring 04/09/09	INR	42,729	851,241	868,443	17,202
Russian Ruble,
Expiring 05/06/09	RUB	24,221	809,088	621,045	(188,043)

			$5,143,810	$4,921,519	$(222,291)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/03/09	BRL	1,016	$441,128	$437,594	$3,534
Expiring 06/02/09	BRL	1,399	620,276	582,719	37,557
British Pound,
Expiring 02/26/09	GBP	1,965	2,932,989	2,846,528	86,461
Chinese Yuan,
Expiring 07/15/09	CNY	15,780	2,268,000	2,265,172	2,828
Euro,
Expiring 02/12/09	EUR	2,034	2,724,401	2,603,843	120,558
Indian Rupee,
Expiring 04/09/09	INR	43,171	861,000	877,419	(16,419)
Japanese Yen,
Expiring 03/05/09	JPY	165,430	1,782,501	1,842,576	(60,075)
Russian Ruble,
Expiring 05/06/09	RUB	24,221	750,726	621,045	129,681

			$12,381,021	$12,076,896	$304,125

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Interest rate swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	12/17/13		$5,100	4.00%	3 Month LIBOR	$410,709
Barclays Capital(1)	12/17/28		400	5.00	3 Month LIBOR	(96,032)
Citigroup, Inc.(1)	06/17/19		2,200	4.00	3 Month LIBOR	(69,694)
Citigroup, Inc.(2)	06/17/14		5,000	4.00	3 Month LIBOR	666
Credit Suisse International(1)	06/17/19		900	4.00	3 Month LIBOR	(59,669)
Credit Suisse International(1)	06/17/24		4,300	4.00	3 Month LIBOR	215,069
Merrill Lynch & Co.(1)	12/17/18		4,000	5.00	3 Month LIBOR	(623,684)
Merrill Lynch & Co.(1)	12/17/28		1,500	5.00	3 Month LIBOR	(338,150)
Merrill Lynch & Co.(2)	12/17/13		100	4.00	3 Month LIBOR	7,934
Morgan Stanley & Co.(1)	12/17/18		4,700	5.00	3 Month LIBOR	(654,885)
Morgan Stanley & Co.(1)	06/17/19		200	4.00	3 Month LIBOR	10,314
Morgan Stanley & Co.(1)	06/17/14		11,500	4.00	3 Month LIBOR	(22,029)
Morgan Stanley & Co.(2)	12/17/38		600	5.00	3 Month LIBOR	206,360
Goldman Sachs & Co.(2)	01/02/12	BRL	4,400	10.15	Brazilian interbank lending rate	(120,893)
Merrill Lynch & Co.(2)	01/02/12	BRL	200	14.77	Brazilian interbank lending rate	4,410
Morgan Stanley & Co.(2)	01/02/12	BRL	4,200	10.12	Brazilian interbank lending rate	47,021
UBS AG(2)	01/02/12	BRL	5,200	10.58	Brazilian interbank lending rate	(77,944)
Barclays Capital(1)	09/17/18	EUR	600	5.00	6 Month EURIBOR	(82,747)
Barclays Capital(1)	09/17/38	EUR	500	5.00	6 Month EURIBOR	(126,482)
Barclays Capital(2)	03/18/10	EUR	600	5.00	6 Month EURIBOR	24,542
Deutsche Bank(1)	09/17/18	EUR	800	5.00	6 Month EURIBOR	(98,955)
Deutsche Bank(2)	06/15/13	EUR	100	4.00	6 Month EURIBOR	2,447
Goldman Sachs & Co.(1)	09/17/18	EUR	100	5.00	6 Month EURIBOR	(12,512)
Goldman Sachs & Co.(1)	03/18/39	EUR	600	5.00	6 Month EURIBOR	(141,633)
Goldman Sachs & Co.(2)	03/18/10	EUR	1,400	5.00	6 Month EURIBOR	57,310
UBS AG(2)	10/15/10	EUR	100	2.15	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	4,543
Barclays Capital(1)	06/15/37	GBP	300	4.00	6 Month LIBOR	(19,756)
Barclays Capital(2)	09/15/10	GBP	2,500	5.00	6 Month LIBOR	182,563
Barclays Capital(2)	03/17/12	GBP	2,000	3.00	6 Month LIBOR	15,634
Deutsche Bank(1)	06/15/37	GBP	1,100	4.25	6 Month LIBOR	(75,965)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Interest rate swap agreements outstanding at January 31, 2009 (cont’d.):

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	$(19,213)
Goldman Sachs & Co.(2)	09/17/11	GBP	1,000	4.50	6 Month LIBOR	95,181
Morgan Stanley & Co.(1)	06/15/37	GBP	400	4.25	6 Month LIBOR	(27,072)
UBS AG(1)	06/17/18	JPY	70,000	1.50	6 Month LIBOR	(9,457)

						$(1,392,069)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices—Sell Protection(1):
Citigroup, Inc.	06/20/12	$4,000	2.11%	Dow Jones CDX HY8 5Y Index	$(1,089,455)	$—	$(1,089,455)
Morgan Stanley & Co.	12/20/15	470	0.46	Dow Jones CDX IG5 10Y Index	(120,430)	—	(120,430)
Morgan Stanley & Co.	12/20/15	1,500	0.46	Dow Jones CDX IG5 10Y Index	(383,909)	—	(383,909)
Goldman Sachs	12/20/12	2,139	0.70	Dow Jones CDX IG9 5Y Index	20,179	—	20,179

					$(1,573,615)	$—	$(1,573,615)

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at January 31, 2009(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Barclays Bank PLC(2)	03/20/09	$800	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	4.924%	$(3,085)	$—	$(3,085)

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Credit default swap agreements outstanding at January 31, 2009 (cont’d.):

Credit default swaps—Buy Protection(2):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	06/20/15	$500	0.62%	American Electric Power, 5.25%, due 06/01/15	$(1,536)
UBS AG	06/20/17	500	0.56	Cardinal Health Inc., 6.00%, due 06/15/17	9,756
Deutsche Bank	06/20/18	2,000	0.86	Citigroup, Inc., due 6.125%, due 05/15/18	251,638
Bank of America Securities LLC	03/20/18	2,000	1.83	Con-way, Inc., 7.25%, due 01/15/18	233,508
Barclays Bank PLC	09/20/11	200	0.58	DaimlerChrysler, 5.75%, due 09/08/11	15,263
Barclays Bank PLC	12/20/11	600	0.75	Dow Jones CDX HVOL7 Index	67,526
Barclays Bank PLC	06/20/13	495	5.00	Dow Jones CDX HY10 Index	102,054
UBS AG	06/20/13	396	5.00	Dow Jones CDX HY10 Index	81,857
Merrill Lynch & Co.	12/20/11	300	0.00	Dow Jones CDX HY7 Index	164,146
Merrill Lynch & Co.	06/20/12	294	2.75	Dow Jones CDX HY8 Index	60,767
Deutsche Bank	06/20/18	1,659	1.50	Dow Jones CDX IG10 10Y Index	34,763
Goldman Sachs & Co.	06/20/18	4,490	1.50	Dow Jones CDX IG10 10Y Index	167,816
Morgan Stanley & Co.	06/20/18	4,392	1.50	Dow Jones CDX IG10 10Y Index	135,197
Deutsche Bank	06/20/13	1,269	1.55	Dow Jones CDX IG10 5Y Index	32,332
Goldman Sachs	06/20/13	4,978	1.55	Dow Jones CDX IG10 5Y Index	46,469
Morgan Stanley & Co.	12/20/12	700	0.14	Dow Jones CDX IG5 Index	123,482
Morgan Stanley & Co.	12/20/12	2,100	0.14	Dow Jones CDX IG5 Index	370,438
Barclays Bank PLC	12/20/17	1,074	0.80	Dow Jones CDX IG9 10Y Index	47,408
Goldman Sachs	12/20/17	1,659	0.80	Dow Jones CDX IG9 10Y Index	64,735
Merrill Lynch & Co.	12/20/17	195	0.80	Dow Jones CDX IG9 10Y Index	7,237
Morgan Stanley & Co.	12/20/17	1,562	0.80	Dow Jones CDX IG9 10Y Index	50,663
Goldman Sachs	12/20/12	488	0.60	Dow Jones CDX IG9 5Y Index	18,165
JPMorgan Chase Bank	12/20/11	943	1.65	Dow Jones CDX XO7 Index	142,302
Morgan Stanley & Co.	09/20/13	500	1.22	Electronic Data Systems, 6.00%, due 08/01/13	(17,760)
Bank of America Securities LLC	06/20/17	1,000	1.73	Marriott International, 6.375%, due 06/15/17	173,442
Goldman Sachs	03/20/18	1,000	1.02	Nabors Industries, Inc., 6.15%, due 02/15/18	174,599
Morgan Stanley & Co.	06/20/16	300	0.39	Omnicom 5.90%, due 04/15/16	42,851

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Credit default swap agreements outstanding at January 31, 2009 (cont’d.):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank	06/20/18	$1,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	$48,272
Citigroup, Inc.	02/09/46	600	2.20	Vertical CDO, Ltd., 7.01%, due 02/09/46	590,487
Goldman Sachs	12/20/12	500	0.24	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	13,332
Barclays Bank PLC	03/20/12	100	0.21	XL Capital, Ltd., 6.50%, due 01/15/12	21,358

					$3,272,567

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

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Credit default swap agreements outstanding at January 31, 2009 (cont’d.):

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$52,562,056	$1,253,498
Level 2—Other Significant Observable Inputs—Long	88,895,835	(209,398)
Level 2—Other Significant Observable Inputs—Short	(1,003,125)	—
Level 3—Significant Unobservable Inputs	—	595,030

Total	$140,454,766	$1,639,130

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 7/31/08	$—	$590,925
Accrued discounts/premiums	—	(6)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(147,264)
Net purchases (sales)	—	151,375
Transfers in and/or out of Level 3	—	—

Balance as of 1/31/09	$—	$595,030

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as January 31, 2009 were as follows:

U.S. Government Mortgage-Backed Obligations	27.1%
Financial—Bank & Trust	12.6
Affiliated Money Market Mutual Fund	6.4
U.S. Treasury Obligations	6.3
Financial Services	6.0
Oil, Gas & Consumable Fuels	4.5
Pharmaceuticals	3.8
Collateralized Mortgage Obligations	3.7
Telecommunications	3.2
Foreign Government Bonds	2.8
Retail & Merchandising	2.7
Insurance	2.2
Transportation	2.2
Asset-Backed Securities	2.1
Bank Loans	1.8
Utilities	1.8
Software	1.5
Medical Supplies & Equipment	1.4
Diversified Financial Services	1.3
Repurchase Agreements	1.3
Metals & Mining	1.3
Commercial Banks	1.2
Options Purchased	1.2
Municipal Bonds	1.1
Biotechnology	1.1
Hotels, Restaurants & Leisure	1.1
Chemicals	0.9
Aerospace	0.9
Aerospace & Defense	0.9
Hotels & Motels	0.8
Computer Hardware	0.8
Internet Services	0.8
Electric Utilities	0.7
Computers & Peripherals	0.6
Media	0.6
Farming & Agriculture	0.6
Foods	0.5
Tobacco Products	0.5
Commercial Services	0.5
Financial—Brokerage	0.5
IT Services	0.4
Diversified Manufacturing Operations	0.4
Clothing & Apparel	0.4
Entertainment & Leisure	0.4
Machinery	0.4
Healthcare Equipment & Supplies	0.4

See Notes to Financial Statements.

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Industry (cont’d.)

Healthcare Services	0.4%
Energy Equipment & Services	0.4
Industrial Conglomerates	0.4
Household Products	0.3
Consumer Products & Services	0.3
Specialty Retail	0.3
Semiconductors	0.3
Food & Drug Retailers	0.2
Automotive—OEM	0.2
Manufacturing	0.2
Advertising	0.2
Electronic Components	0.2
Real Estate Investment Trusts	0.2
Beverages	0.2
Automobile Manufacturers	0.2
Office Equipment	0.2
Computer Services & Software	0.1
Environmental Services	0.1
Life Science Tools & Services	0.1
Household/Personal Care	0.1
Automotive Parts	0.1
Engineering/Construction	0.1
Healthcare Providers & Services	0.1
Containers & Packaging	0.1
Communication Equipment	0.1
Multi-Utilities	0.1
Education	0.1
Air Freight & Couriers	0.1
Business Services	0.1
Multi-Line Retail	0.1
Household Durables	0.1
Internet Software & Services	0.1
Auto Components	0.1

119.6
Options Written and Security Sold Short	(1.6)
Other liabilities in excess of other assets	(18.0)

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $152,952,567)	$134,747,172
Affiliated investments (cost $7,626,623)	7,626,623
Cash	388,600
Receivable for investments sold	25,126,235
Foreign currency, at value (cost $2,323,149)	2,309,959
Dividends and interest receivable	1,068,763
Unrealized appreciation on foreign currency exchange contracts	397,821
Unrealized appreciation on swap agreements	4,596,745
Receivable for Fund shares sold	62,381
Prepaid expenses	1,816

Total assets	176,326,115

Liabilities
Payable for investments purchased	48,881,229
Unrealized depreciation on swap agreements	4,292,947
Securities sold short, at value (proceeds $1,007,812)	1,003,125
Options written (premiums received $313,439)	915,904
Due to broker	580,000
Unrealized depreciation on foreign currency exchange contracts	315,987
Payable for Fund shares reacquired	328,975
Premium received for swap agreements	288,920
Payable to custodian	260,417
Accrued expenses and other liabilities	152,773
Management fee payable	79,308
Transfer agent fee payable	67,682
Distribution fee payable	64,620
Payable to broker-variation margin	37,738
Deferred trustees’ fees	7,986

Total liabilities	57,277,611

Net Assets	$119,048,504

Net assets were comprised of:
Shares of beneficial interest, at par	$15,864
Paid-in capital, in excess of par	154,831,203

154,847,067
Distributions in excess of net investment income	(3,235,351)
Accumulated net realized loss on investment and foreign currency transactions	(15,545,154)
Net unrealized depreciation on investments and foreign currencies	(17,018,058)

Net assets, January 31, 2009	$119,048,504

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($55,911,876 ÷ 7,442,265 shares of beneficial interest issued and outstanding)	$7.51
Maximum sales charge (5.50% of offering price)	.44

Maximum offering price to public	$7.95

Class B:
Net asset value, offering price and redemption price per share ($35,723,593 ÷ 4,766,210 shares of beneficial interest issued and outstanding)	$7.50

Class C:
Net asset value, offering price and redemption price per share ($21,643,278 ÷ 2,888,040 shares of beneficial interest issued and outstanding)	$7.49

Class M:
Net asset value, offering price and redemption price per share ($552,422 ÷ 73,686 shares of beneficial interest issued and outstanding)	$7.50

Class R:
Net asset value, offering price and redemption price per share ($667,871 ÷ 88,736 shares of beneficial interest issued and outstanding)	$7.53

Class X:
Net asset value, offering price and redemption price per share ($1,065,162 ÷ 142,099 shares of beneficial interest issued and outstanding)	$7.50

Class Z:
Net asset value, offering price and redemption price per share ($3,484,302 ÷ 463,229 shares of beneficial interest issued and outstanding)	$7.52

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$2,466,177
Unaffiliated dividend income (net of foreign withholding taxes $113)	703,582
Affiliated dividend income	99,253

3,269,012

Expenses
Management fee	529,057
Distribution fee—Class A	77,104
Distribution fee—Class B	226,350
Distribution fee—Class C	125,958
Distribution fee—Class M	3,939
Distribution fee—Class R	4,606
Distribution fee—Class X	7,827
Custodian’s fees and expenses	145,000
Transfer agent’s fees and expenses (including affiliated expense of $38,000)	115,000
Registration fees	33,000
Reports to shareholders	29,000
Audit fee	25,000
Legal fee	9,000
Trustees’ fees	7,000
Insurance expense	1,000
Miscellaneous	6,185

Total expenses	1,345,026

Net investment income	1,923,986

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(11,272,461)
Options written transactions	89,472
Foreign currency transactions	606,348
Futures transactions	(3,306,574)
Swap agreement transactions	2,919,226
Short sale transactions	(1,347,020)

(12,311,009)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,388,835)
Foreign currencies	285,441
Futures	1,219,179
Swap agreements	77,948
Short Sales	(146,467)
Options written	(1,034,726)

(16,987,460)

Net loss on investments and foreign currencies	(29,298,469)

Net Decrease In Net Assets Resulting From Operations	$(27,374,483)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,923,986	$3,939,778
Net realized gain (loss) on investment and foreign currency transactions	(12,311,009)	5,950,182
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,987,460)	(11,541,053)

Net decrease in net assets resulting from operations	(27,374,483)	(1,651,093)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(2,936,462)	(1,725,649)
Class B	(1,874,569)	(1,251,835)
Class C	(1,089,705)	(582,587)
Class M	(33,447)	(40,141)
Class R	(48,509)	(106,615)
Class X	(65,178)	(48,312)
Class Z	(234,198)	(166,060)

	(6,282,068)	(3,921,199)

Distributions from net realized gains:
Class A	(1,826,262)	(3,033,792)
Class B	(1,168,700)	(3,278,171)
Class C	(701,143)	(1,469,678)
Class M	(20,383)	(127,929)
Class R	(27,725)	(237,051)
Class X	(36,500)	(111,378)
Class Z	(139,433)	(249,783)

	(3,920,146)	(8,507,782)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,387,448	27,307,677
Net asset value of shares issued in reinvestment of dividends and distributions	9,495,838	11,557,664
Cost of shares reacquired	(29,727,884)	(48,763,130)

Net decrease in net assets resulting from Fund share transactions	(10,844,598)	(9,897,789)

Total decrease	(48,421,295)	(23,977,863)

Net Assets
Beginning of period	167,469,799	191,447,662

End of period(a)	$119,048,504	$167,469,799

(a) Includes undistributed net income of:	$—	$1,122,731

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	47

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund (the “Fund”) and Target Growth Allocation Fund. These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2009.

Fund Segment	Subadvisors
Large-Cap value stocks	Hotchkis & Wiley Capital Management Eaton Vance Management* NFJ Investment Group L.P.

Large-Cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company**

Core Fixed income bonds	Pacific Investment Management Company LLC

Small-Cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small-Cap growth stocks	Eagle Asset Management, Inc.

*	Effective December 13, 2008 Eaton Vance Management replaced J.P. Morgan Investment Management Inc.
**	Effective December 13, 2008, Massachusetts Financial Services Company replaced Goldman Sachs Asset Management L.P.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

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Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisers, to be over- the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant

Target Asset Allocation Funds/Target Conservative Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The

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Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Notes to Financial Statements

(Unaudited) continued

current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

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Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that the Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

Some Funds may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Certain Funds have entered into over-the-counter derivative agreements. Such agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination the contract(s) may impact the amounts reported on financial statements. As of January 31, 2009 , Target Conservative Allocation Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

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Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the

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average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2009.

PIMS has advised the Fund that it has received approximately $23,600 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2009. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2009, it has received approximately $58,200, $1,200, $1,700 and $150 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2009, the Fund incurred approximately $14,900 in total networking fees, of which $6,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formally known as Prudential Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2009, aggregated $246,782,148 and $263,702,679, respectively.

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

Transactions in options/swap options written during the six months ended January 31, 2009, were as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at July 31, 2008	38,500,000	$957,144
Written options	39,800,000	8,460
Expired options	(7,000,000)	(44,325)
Closed options	(26,000,000)	(607,840)

Options outstanding at January 31, 2009	45,300,000	$313,439

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation on Investments
$165,341,419	$3,607,862	$(26,575,486)	$(22,967,624)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in real estate investment trusts.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares

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within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2009, Prudential owned 245 shares of Class R shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2009:
Shares sold	582,724	$5,041,505
Shares issued in reinvestment of dividends and distributions	571,932	4,492,654
Shares reacquired	(1,146,643)	(9,822,648)

Net increase (decrease) in shares outstanding before conversion	8,013	(288,489)
Shares issued, upon conversion from Class B , Class M, and Class X	480,897	4,299,762

Net increase (decrease) in shares outstanding	488,910	$4,011,273

Year ended July 31, 2008:
Shares sold	708,999	$7,558,267
Shares issued in reinvestment of dividends and distributions	234,424	2,495,939
Shares reacquired	(1,672,038)	(17,823,019)

Net increase (decrease) in shares outstanding before conversion	(728,615)	(7,768,813)
Shares issued, upon conversion from Class B , Class M, and Class X	793,444	8,402,196

Net increase (decrease) in shares outstanding	64,829	$633,383

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended January 31, 2009:
Shares sold	123,200	$1,076,981
Shares issued in reinvestment of dividends and distributions	365,773	2,873,275
Shares reacquired	(1,053,786)	(8,997,667)

Net increase (decrease) in shares outstanding before conversion	(564,813)	(5,047,411)
Shares reacquired upon conversion into Class A	(460,038)	(4,102,770)

Net increase (decrease) in shares outstanding	(1,024,851)	$(9,150,181)

Year ended July 31, 2008:
Shares sold	360,646	$3,829,609
Shares issued in reinvestment of dividends and distributions	297,375	3,158,718
Shares reacquired	(1,650,176)	(17,542,206)

Net increase (decrease) in shares outstanding before conversion	(992,155)	(10,553,879)
Shares reacquired upon conversion into Class A	(763,338)	(8,065,713)

Net increase (decrease) in shares outstanding	(1,755,493)	$(18,619,592)

Class C
Six months ended January 31, 2009:
Shares sold	174,116	$1,508,852
Shares issued in reinvestment of dividends and distributions	200,023	1,569,339
Shares reacquired	(482,966)	(4,087,207)

Net increase (decrease) in shares outstanding	(108,827)	$(1,009,016)

Year ended July 31, 2008:
Shares sold	429,500	$4,541,607
Shares issued in reinvestment of dividends and distributions	103,500	1,099,586
Shares reacquired	(901,063)	(9,586,340)

Net increase (decrease) in shares outstanding	(368,063)	$(3,945,147)

Class M
Six months ended January 31, 2009:
Shares sold	13,716	$122,554
Shares issued in reinvestment of dividends and distributions	6,589	51,861
Shares reacquired	(43,616)	(366,882)

Net increase (decrease) in shares outstanding before conversion	(23,311)	(192,467)
Shares reacquired upon conversion into Class A	(9,605)	(84,415)

Net increase (decrease) in shares outstanding	(32,916)	$(276,882)

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Class M	Shares	Amount
Year ended July 31, 2008:
Shares sold	113,195	$1,197,385
Shares issued in reinvestment of dividends and distributions	9,071	96,359
Shares reacquired	(148,497)	(1,568,630)

Net increase (decrease) in shares outstanding before conversion	(26,231)	(274,886)
Shares reacquired upon conversion into Class A	(31,304)	(334,305)

Net increase (decrease) in shares outstanding	(57,535)	$(609,191)

Class R
Six months ended January 31, 2009:
Shares sold	20,982	$176,860
Shares issued in reinvestment of dividends and distributions	9,651	76,191
Shares reacquired	(349,519)	(3,187,563)

Net increase (decrease) in shares outstanding	(318,886)	$(2,934,512)

Year ended July 31, 2008:
Shares sold	102,568	$1,091,897
Shares issued in reinvestment of dividends and distributions	32,644	348,127
Shares reacquired	(32,387)	(345,325)

Net increase (decrease) in shares outstanding	102,825	$1,094,699

Class X
Six months ended January 31, 2009:
Shares sold	6,576	$55,295
Shares issued in reinvestment of dividends and distributions	12,792	100,793
Shares reacquired	(80,347)	(643,917)

Net increase (decrease) in shares outstanding before conversion	(60,979)	(487,829)
Shares reacquired upon conversion into Class A	(12,864)	(112,577)

Net increase (decrease) in shares outstanding	(73,843)	$(600,406)

Year ended July 31, 2008:
Shares sold	66,376	$711,109
Shares issued in reinvestment of dividends and distributions	8,204	87,135
Shares reacquired	(82,695)	(876,344)

Net increase (decrease) in shares outstanding before conversion	(8,115)	(78,100)
Shares reacquired upon conversion into Class A	(202)	(2,178)

Net increase (decrease) in shares outstanding	(8,317)	$(80,278)

Class Z
Six months ended January 31, 2009:
Shares sold	158,037	$1,405,401
Shares issued in reinvestment of dividends and distributions	42,146	331,725
Shares reacquired	(306,695)	(2,622,000)

Net increase (decrease) in shares outstanding	(106,512)	$(884,874)

Target Asset Allocation Funds/Target Conservative Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Year ended July 31, 2008:
Shares sold	146,494	$1,573,140
Shares issued in reinvestment of dividends and distributions	19,291	205,601
Shares reacquired	(92,195)	(982,104)

Net increase (decrease) in shares outstanding	73,590	$796,637

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Companies paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Trust did not utilize the line of credit during the year ended January 31, 2009.

Note 8. New Accounting Pronouncements

In March 2008, Financial Accounting Standards Board (“FASB”) released “Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Conservative Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.84

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investments	(1.79)

Total from investment operations	(1.66)

Less Dividends and Distributions:
Dividends from net investment income	(.42)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.67)

Net asset value, end of period	$7.51

Total Return(a)	(17.07)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,912
Average net assets (000)	$61,180
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.52	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(e)
Net investment income	3.10	%(e)
For Class A, B, C, M, R, X and Z shares
Portfolio turnover rate	198	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Calculated based upon the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2008(c)	2007	2006(c)	2005	2004

$10.66	$10.33	$11.36	$10.51	$9.71

.27	.25	.28	.18	.17
(.32)	.56	(.05)	1.05	.82

(.05)	.81	.23	1.23	.99

(.27)	(.27)	(.30)	(.21)	(.19)
(.50)	(.21)	(.96)	(.17)	—

(.77)	(.48)	(1.26)	(.38)	(.19)

$9.84	$10.66	$10.33	$11.36	$10.51

(0.75)%	7.93%	2.20%	11.85%	10.18%

$68,408	$60,657	$58,130	$46,743	$36,307
$65,817	$61,106	$51,963	$42,639	$32,710

1.43%	1.35%	1.41%	1.44%	1.42%
1.18%	1.10%	1.16%	1.19%	1.17%
2.59%	2.34%	2.57%	1.65%	1.67%

353%	395%	481%	379%	160%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	65

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investments	(1.78)

Total from investment operations	(1.68)

Less Dividends and Distributions:
Dividends from net investment income	(.39)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.64)

Net asset value, end of period	$7.50

Total Return(a)	(17.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,724
Average net assets (000)	$44,901
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(d)
Net investment income	2.37	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2008(b)	2007	2006(b)	2005	2004

$10.64	$10.31	$11.34	$10.49	$9.69

.19	.17	.18	.10	.10
(.32)	.56	(.03)	1.05	.81

(.13)	.73	.15	1.15	.91

(.19)	(.19)	(.22)	(.13)	(.11)
(.50)	(.21)	(.96)	(.17)	—

(.69)	(.40)	(1.18)	(.30)	(.11)

$9.82	$10.64	$10.31	$11.34	$10.49

(1.49)%	7.12%	1.40%	11.02%	9.40%

$56,853	$78,305	$94,011	$116,378	$110,140
$70,345	$87,224	$106,189	$114,342	$104,309

2.18%	2.10%	2.16%	2.19%	2.17%
1.18%	1.10%	1.16%	1.19%	1.17%
1.82%	1.60%	1.68%	.89%	.93%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	67

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investments	(1.79)

Total from investment operations	(1.69)

Less Dividends and Distributions:
Dividends from net investment income	(.39)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.64)

Net asset value, end of period	$7.49

Total Return(a)	(17.41)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,643
Average net assets (000)	$24,986
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(d)
Net investment income	2.36	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2008(b)	2007	2006(b)	2005	2004

$10.64	$10.31	$11.34	$10.49	$9.69

.19	.17	.20	.10	.10
(.32)	.56	(.05)	1.05	.81

(.13)	.73	.15	1.15	.91

(.19)	(.19)	(.22)	(.13)	(.11)
(.50)	(.21)	(.96)	(.17)	—

(.69)	(.40)	(1.18)	(.30)	(.11)

$9.82	$10.64	$10.31	$11.34	$10.49

(1.49)%	7.12%	1.40%	11.02%	9.40%

$29,417	$32,800	$35,591	$43,787	$43,375
$32,068	$34,907	$39,175	$43,819	$41,938

2.18%	2.10%	2.16%	2.19%	2.17%
1.18%	1.10%	1.16%	1.19%	1.17%
1.83%	1.60%	1.83%	.89%	.94%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	69

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investments	(1.78)

Total from investment operations	(1.68)

Less Dividends and Distributions:
Dividends from net investment income	(.39)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.64)

Net asset value, end of period	$7.50

Total Return(b)	(17.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$552
Average net assets (000)	$781
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.27	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment income	2.38	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

70	Visit our website at www.prudential.com

Class M
Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2008(d)	2007	2006(d)

$10.64	$10.31	$11.34	$10.81

.19	.17	.19	.14
(.32)	.56	(.04)	.69

(.13)	.73	.15	.83

(.19)	(.19)	(.22)	(.13)
(.50)	(.21)	(.96)	(.17)

(.69)	(.40)	(1.18)	(.30)

$9.82	$10.64	$10.31	$11.34

(1.49)%	7.12%	1.41%	7.80%

$1,047	$2,936	$3,439	$1,900
$2,357	$3,219	$2,579	$1,115

2.18%	2.10%	2.16%	2.19	%(c)
1.18%	1.10%	1.16%	1.19	%(c)
1.81%	1.60%	1.84%	1.25	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	71

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.85

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investments	(1.79)

Total from investment operations	(1.66)

Less Dividends and Distributions:
Dividends from net investment income	(.41)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.66)

Net asset value, end of period	$7.53

Total Return(b)	(17.16)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$668
Average net assets (000)	$1,831
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.77	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment income	2.90	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(e)	Calculated based upon the average shares outstanding during the period.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

72	Visit our website at www.prudential.com

Class R
Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2008(e)	2007	2006(e)

$10.67	$10.34	$11.37	$10.84

.24	.23	.25	.16
(.31)	.55	(.05)	.72

(.07)	.78	.20	.88

(.25)	(.24)	(.27)	(.18)
(.50)	(.21)	(.96)	(.17)

(.75)	(.45)	(1.23)	(.35)

$9.85	$10.67	$10.34	$11.37

(0.99)%	7.64%	1.93%	8.25%

$4,015	$8,751	$7,419	$3
$4,787	$8,273	$4,498	$3

1.68%	1.60%	1.66%	1.69	%(c)
1.18%	1.10%	1.16%	1.19	%(c)
2.33%	2.09%	2.31%	1.77	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investments	(1.79)

Total from investment operations	(1.68)

Less Dividends and Distributions:
Dividends from net investment income	(.39)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.64)

Net asset value, end of period	$7.50

Total Return(b)	(17.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,065
Average net assets (000)	$1,604
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.24	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment income	2.43	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

74	Visit our website at www.prudential.com

Class X
Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2008(d)	2007	2006(d)

$10.63	$10.31	$11.33	$10.81

.21	.17	.19	.15
(.31)	.55	(.03)	.67

(.10)	.72	.16	.82

(.21)	(.19)	(.22)	(.13)
(.50)	(.21)	(.96)	(.17)

(.71)	(.40)	(1.18)	(.30)

$9.82	$10.63	$10.31	$11.33

(1.22)%	7.13%	1.41%	7.71%

$2,120	$2,601	$2,607	$1,688
$2,441	$2,463	$1,892	$853

1.99%	2.10%	2.16%	2.19	%(c)
1.18%	1.10%	1.16%	1.19	%(c)
2.02%	1.60%	1.86%	1.31	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	75

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.85

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investments	(1.80)

Total from investment operations	(1.65)

Less Dividends and Distributions:
Dividends from net investment income	(.43)
Distributions from net realized gains on investments	(.25)

Total dividends and distributions	(.68)

Net asset value, end of period	$7.52

Total Return(a)	(16.96)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,484
Average net assets (000)	$4,648
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(d)
Net investment income	3.36	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2008(b)	2007	2006(b)	2005	2004

$10.67	$10.34	$11.37	$10.52	$9.72

.30	.28	.30	.21	.20
(.32)	.56	(.04)	1.05	.81

(.02)	.84	.26	1.26	1.01

(.30)	(.30)	(.33)	(.24)	(.21)
(.50)	(.21)	(.96)	(.17)	—

(.80)	(.51)	(1.29)	(.41)	(.21)

$9.85	$10.67	$10.34	$11.37	$10.52

(0.50)%	8.20%	2.47%	12.10%	10.44%

$5,610	$5,397	$4,471	$4,611	$5,267
$5,771	$4,521	$4,587	$4,731	$4,712

1.18%	1.10%	1.16%	1.19%	1.17%
1.18%	1.10%	1.16%	1.19%	1.17%
2.85%	2.59%	2.83%	2.02%	1.93%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	77

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, Fl 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudential.com/myaccess and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Conservative Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	N/A	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A609	87612A401	87612A708	87612A500

MFSP504E2    IFS-A162944    Ed. 03/2009

JANUARY 31, 2009	SEMIANNUAL REPORT

Target

Moderate Allocation Fund

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 16, 2009

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Moderate Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Moderate Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.48%; Class B, 2.18%; Class C, 2.18%; Class M, 2.18%; Class R, 1.93%; Class X, 2.18%; Class Z, 1.18%. Net operating expenses apply to: Class A, 1.43%; Class B, 2.18%; Class C, 2.18%; Class M, 2.18%; Class R, 1.68%; Class X, 2.18%; Class Z, 1.18%, after contractual reduction through 11/30/2009 for Class A and Class R shares.

Cumulative Total Returns as of 1/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–25.56%	–30.24%	–5.92%	15.05%	—
Class B	–25.83	–30.79	–9.39	6.56	—
Class C	–25.83	–30.79	–9.39	6.56	—
Class M	–25.79	–30.70	N/A	N/A	–10.62% (10-04-04)
Class R	–25.59	–30.42	N/A	N/A	–8.69 (10-04-04)
Class X	–25.83	–30.73	N/A	N/A	–10.55 (10-04-04)
Class Z	–25.43	–30.02	–4.66	17.98	—
Customized Blend[2]	–23.88	–26.87	–2.40	12.03	**
S&P 500 Index[3]	–33.96	–38.63	–19.52	–23.54	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]	–26.76	–30.36	–9.07	3.15	****

Average Annual Total Returns[5] as of 12/31/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–32.45%	–0.74%	1.70%	—
Class B		–32.51	–0.51	1.50	—
Class C		–29.76	–0.35	1.50	—
Class M		–33.19	N/A	N/A	–1.52% (10-04-04)
Class R		–28.70	N/A	N/A	–0.67 (10-04-04)
Class X		–33.15	N/A	N/A	–1.66 (10-04-04)
Class Z		–28.30	0.65	2.54	—
Customized Blend[2]		–25.17	1.05	1.96	**
S&P 500 Index[3]		–36.99	–2.19	–1.38	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]		–29.85	–0.71	0.79	****

2	Visit our website at www.prudential.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Customized Benchmark for Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), MSCI EAFE (13%), and the Barclays Capital U.S. Aggregate Bond Index (35%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/09 is –3.41% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/08 is 0.63% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/09 is –19.26% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/08 is –2.92% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/09 is –9.62% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/08 is –1.26% for Classes M, R, and X.

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Fund objective

The investment objective of the Target Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

4	Visit our website at www.prudential.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2009, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period, and held through the six-month period ended January 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

6	Visit our website at www.prudential.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$744.40	1.43%	$6.29
	Hypothetical	$1,000.00	$1,018.00	1.43%	$7.27

Class B	Actual	$1,000.00	$741.70	2.18%	$9.57
	Hypothetical	$1,000.00	$1,014.22	2.18%	$11.07

Class C	Actual	$1,000.00	$741.70	2.18%	$9.57
	Hypothetical	$1,000.00	$1,014.22	2.18%	$11.07

Class M	Actual	$1,000.00	$742.10	2.18%	$9.57
	Hypothetical	$1,000.00	$1,014.22	2.18%	$11.07

Class R	Actual	$1,000.00	$744.10	1.68%	$7.39
	Hypothetical	$1,000.00	$1,016.74	1.68%	$8.54

Class X	Actual	$1,000.00	$741.70	2.15%	$9.44
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class Z	Actual	$1,000.00	$745.70	1.18%	$5.19
	Hypothetical	$1,000.00	$1,019.26	1.18%	$6.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Portfolio of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 103.2%
COMMON STOCKS 61.6%

Aerospace 1.5%
475	Alliant Techsystems, Inc.*	$38,385
19,900	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	299,893
32,195	Lockheed Martin Corp.	2,641,278
1,075	Moog, Inc. (Class A Stock)*	32,207
3,900	MTU Aero Engines Holding AG (Germany)	109,358
4,414	Raytheon Co.	223,437
9,800	Safran SA (France)	122,843
11,900	United Technologies Corp.	571,081

		4,038,482

Aerospace & Defense 1.1%
1,500	AAR Corp.*	27,210
26,875	General Dynamics Corp.	1,524,619
24,600	Northrop Grumman Corp.	1,183,752
800	Teledyne Technologies, Inc.*	22,296
2,300	Thales SA (France)	102,350

		2,860,227

Air Freight & Couriers 0.1%
3,500	FedEx Corp.	178,290

Air Freight & Logistics
1,225	Forward Air Corp.	24,818

Airlines 0.2%
75,500	Air New Zealand Ltd. (New Zealand)	34,242
10,000	Deutsche Lufthansa AG (Germany)	121,637
61,500	Qantas Airways Ltd. (Australia)	94,199
15,183	Singapore Airlines Ltd. (Singapore)	110,963
8,520	UAL Corp.*	80,429

		441,470

Auto Parts & Related
1,500	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	59,001

Auto/Trucks Parts & Equipment 0.1%
9,500	Keihin Corp. (Japan)	80,154
6,700	Nifco, Inc. (Japan)	59,748

		139,902

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobiles 0.4%
1,500	DaimlerChrysler AG (Germany)	$42,253
24,000	Fuji Heavy Industries Ltd. (Japan)	69,167
15,000	Harley-Davidson, Inc.	182,700
11,600	Honda Motor Co. Ltd. (Japan)	266,590
33,300	Nissan Motor Co. Ltd. (Japan)	100,319
6,000	Nissan Shatai Co. Ltd. (Japan)	38,085
1,000	Renault SA (France)	19,411
16,000	Toyota Motor Corp. (Japan)	514,691
2,100	Valeo SA (France)	23,500
7,700	Volvo AB (Class B Stock) (Sweden)	30,926

		1,287,642

Automotive Components 0.1%
13,900	Johnson Controls, Inc.	173,889

Automotive Parts 0.1%
400	Georg Fischer AG (Switzerland)*	66,109
39,500	GKN PLC (United Kingdom)	48,227
3,050	O’Reilly Automotive, Inc.*	88,664
17,500	Sumitomo Electric Industries Ltd. (Japan)	131,725

		334,725

Banking 0.2%
32,178	Standard Chartered PLC (United Kingdom)	408,497

Banks
29,600	Mizuho Financial Group, Inc. (Japan)	73,268

Beverages 0.3%
5,320	Coca-Cola Co. (The)	227,271
3,270	Molson Coors Brewing Co. (Class B Stock)	131,683
5,970	PepsiCo, Inc.	299,873
13,828	SABMiller PLC (United Kingdom)	226,846

		885,673

Biotechnology 1.7%
9,603	Amgen, Inc.*	526,725
3,550	BioMarin Pharmaceutical, Inc.*	68,373
6,900	Celgene Corp.*	365,355
3,925	Cubist Pharmaceuticals, Inc.*	84,034

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
29,300	Genentech, Inc.*	$2,380,332
14,822	Genzyme Corp.*	1,021,532
1,080	Myriad Genetics, Inc.*	80,536

		4,526,887

Broadcasting
9,525	British Sky Broadcasting Group PLC (United Kingdom)	68,604

Building Materials 0.1%
19,000	Asahi Glass Co. Ltd. (Japan)	99,225
500	Ciments Francais SA (France)	38,399
21,000	Kurabo Industries Ltd. (Japan)	33,184
32,000	Sanwa Holdings Corp. (Japan)	109,385

		280,193

Business Services 0.1%
3,520	FTI Consulting, Inc.*	144,355

Capital Goods
1,200	Harsco Corp.	28,464

Capital Markets 0.1%
12,260	Charles Schwab Corp. (The)	166,613
2,690	Investment Technology Group, Inc.*	58,319
2,600	Morgan Stanley	52,598
2,897	Raymond James Financial, Inc.	53,624
2,975	Waddell & Reed Financial, Inc. (Class A Stock)	42,007

		373,161

Chemicals 1.6%
10,544	Air Products & Chemicals, Inc.	530,363
1,125	Airgas, Inc.	39,724
80	Arkema (France)	1,133
44,000	Asahi Kasei Corp. (Japan)	179,993
6,700	BASF SE (Germany)	194,907
2,300	Ciba Holding AG (Switzerland)	97,124
14,800	Clariant AG (Switzerland)*	73,751
21,300	Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	44,411
31,500	Dow Chemical Co. (The)	365,085
7,000	Eastman Chemical Co.	181,650

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
3,900	Ecolab, Inc.	$132,444
364	Givaudan SA (Switzerland)	247,133
22,555	Huntsman Corp.	59,996
4,820	Intrepid Potash, Inc.*	98,232
4,400	Koninklijke DSM NV (Netherlands)	105,914
1,400	Linde AG (Germany)	93,661
19,000	Nippon Shokubai Co. Ltd. (Japan)	126,444
7,200	PPG Industries, Inc.	270,576
21,174	Praxair, Inc.	1,318,293
2,415	Quaker Chemical Corp.	27,555
3,900	Terra Industries, Inc.	79,872
1,100	Valspar Corp. (The)	19,085

		4,287,346

Clothing & Apparel 0.5%
28,054	NIKE, Inc. (Class B Stock)	1,269,444
10,000	Onward Holdings Co. Ltd. (Japan)	67,845
3,300	Phillips-Van Heusen Corp.	62,766

		1,400,055

Commercial Banks 0.5%
4,500	Allied Irish Banks PLC (Ireland)	7,030
9,300	Banco Espirito Santo SA (Portugal)	61,920
15,000	Bank of Ireland (Ireland)	12,484
7,180	Bank of New York Mellon Corp. (The)	184,813
18,300	Barclays PLC (United Kingdom)	28,138
7,100	Comerica, Inc.	118,286
975	Cullen/Frost Bankers, Inc.	42,676
5,170	First Commonwealth Financial Corp.	49,580
21,100	KeyCorp	153,608
41,179	Lloyds TSB Group PLC (United Kingdom)	54,127
9,085	Northern Trust Corp.	522,569
1,825	Prosperity Bancshares, Inc.	49,366
1,500	Trustmark Corp.	30,450
2,375	United Bankshares, Inc.	49,851

		1,364,898

Commercial Services & Supplies 1.3%
8,550	Accenture Ltd. (Class A Stock) (Bermuda)	269,838
2,600	Adecco SA (Switzerland)	87,556

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
1,640	Apollo Group, Inc. (Class A Stock)*	$133,594
6,290	Corrections Corp. of America*	86,676
5,300	Davis Service Group PLC (United Kingdom)	19,029
6,760	GEO Group, Inc. (The)*	100,048
1,550	Healthcare Services Group, Inc.	23,746
1,900	Moody’s Corp.	40,698
31,396	Visa, Inc. (Class A Stock)	1,549,393
7,072	Waste Connections, Inc.*	205,229
29,500	Waste Management, Inc.	920,105

		3,435,912

Communication Equipment 0.2%
128,700	Alcatel-Lucent, ADR (France)*	253,539
4,000	Arris Group, Inc.*	28,480
9,035	EMS Technologies, Inc.*	216,840
1,500	Nice Systems Ltd., ADR (Israel)*	28,785
15,290	Nuance Communications, Inc.*	150,759

		678,403

Computer Hardware 0.8%
21,310	Apple, Inc.*	1,920,670
18,790	EMC Corp.*	207,442
14,548	Logitech International SA (Switzerland)*	141,353

		2,269,465

Computer Services & Software 0.5%
6,520	Electronic Arts, Inc.*	100,669
1,400	Global Payments, Inc.	48,594
1,155	MICROS Systems, Inc.*	16,632
39,782	Oracle Corp.*	669,531
11,706	SAP AG (Germany)	417,424
6,700	TietoEnator Oyj (Finland)	76,092

		1,328,942

Computers 0.6%
46,360	Hewlett-Packard Co.	1,611,010

Computers & Peripherals 0.9%
2,850	Cognizant Technology Solutions Corp. (Class A Stock)*	53,381
12,380	Compellent Technologies, Inc.*	149,798

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals (cont’d.)
21,237	International Business Machines Corp.	$1,946,371
11,400	NetApp, Inc.*	169,062
10,435	Netezza Corp.*	63,340

		2,381,952

Conglomerates 0.1%
30,300	Marubeni Corp. (Japan)	107,837
7,400	Mitsubishi Corp. (Japan)	97,785

		205,622

Construction 0.1%
525	Foster Wheeler Ltd.*	10,484
800	Granite Construction, Inc.	28,176
2,005	Texas Industries, Inc.	45,534
2,000	URS Corp.*	68,100

		152,294

Construction & Engineering
3,370	Northwest Pipe Co.*	118,826

Consumer Finance 0.1%
6,593	Cash America International, Inc.	120,520
2,475	First Cash Financial Services, Inc.*	41,630

		162,150

Consumer Products & Services 0.4%
5,010	Alberto-Culver Co.	122,545
3,840	Avon Products, Inc.	78,528
5,540	Colgate-Palmolive Co.	360,322
11,600	Electrolux AB (Class B Stock) (Sweden)	83,890
55,000	Pacific Brands Ltd. (Australia)	14,586
12,948	Reckitt Benckiser Group PLC (United Kingdom)	501,940
1,000	Toro Co. (The)	29,610

		1,191,421

Containers & Packaging 0.1%
16,500	Amcor Ltd. (Australia)	55,853
1,900	Owens-Illinois, Inc.*	36,100
2,350	Pactiv Corp.*	50,807
1,225	Silgan Holdings, Inc.	56,154

		198,914

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distribution/Wholesale 0.1%
16,500	Sumitomo Corp. (Japan)	$149,316

Diversified 0.1%
4,835	BHP Billiton Ltd., ADR (Australia)	181,506

Diversified Consumer Services
1,520	American Public Education, Inc.*	59,523
500	Hillenbrand, Inc.	9,245

		68,768

Diversified Financial Services 1.5%
47,400	Citigroup, Inc.	168,270
70,210	JPMorgan Chase & Co.	1,791,057
14,100	Redecard SA (Brazil)	159,537
104,209	Wells Fargo & Co.	1,969,550

		4,088,414

Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)*	32,746
25,600	IMI PLC (United Kingdom)	99,704
53,100	Tomkins PLC (United Kingdom)	90,611

		223,061

Diversified Operations 0.2%
25,648	CITIC Pacific Ltd. (Hong Kong)	30,151
6,657	LVMH Moet Hennessy Louis Vuitton SA (France)	364,852
10,000	Mitsui & Co. Ltd. (Japan)	104,353

		499,356

Diversified Telecommunication Services 1.3%
68,000	AT&T, Inc.	1,674,160
57,200	Verizon Communications, Inc.	1,708,564

		3,382,724

Education 0.1%
2,020	DeVry, Inc.	108,231
940	K12, Inc.*	15,012
1,370	New Oriental Education & Technology Group, Inc., ADR (China)*	69,432

		192,675

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric 0.1%
5,030	Allegheny Energy, Inc.	$167,197
600	Integrys Energy Group, Inc.	25,050

		192,247

Electric Utilities 0.6%
10,200	Enel SpA (Italy)	57,399
1,900	Entergy Corp.	145,084
9,400	Exelon Corp.	509,668
11,607	FirstEnergy Corp.	580,234
7,600	FPL Group, Inc.	391,780
820	Westar Energy, Inc.	16,465

		1,700,630

Electrical Equipment
750	Smith (A.O.) Corp.	20,610
1,720	SunPower Corp. (Class A Stock)	57,723

		78,333

Electronic Components 0.3%
11,400	Alpine Electronics, Inc. (Japan)	80,516
12,100	Alps Electric Co. Ltd. (Japan)	50,799
4,400	Emerson Electric Co.	143,880
5,400	Fanuc Ltd. (Japan)	320,021
2,100	FLIR Systems, Inc.*	52,437
763	Itron, Inc.*	49,824
7,700	Sanmina-SCI Corp.*	2,541
14,100	TT Electronics PLC (United Kingdom)	6,130

		706,148

Electronic Components & Equipment 0.1%
7,500	Koninklijke Philips Electronics NV (Netherlands)	136,362
6,400	Omron Corp. (Japan)	76,223

		212,585

Electronic Equipment & Instruments 0.4%
5,520	Coherent, Inc.*	99,857
1,780	Dolby Laboratories, Inc. (Class A Stock)*	45,497
28,250	Tyco Electronics Ltd. (Bermuda)	400,020
19,850	Tyco International Ltd. (Bermuda)	417,247

		962,621

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronics
625	Belden CDT, Inc.	$8,163

Energy Equipment & Services 0.7%
1,090	Core Laboratories NV (Netherlands)	73,237
10,397	Diamond Offshore Drilling, Inc.	652,516
36,600	Halliburton Co.	631,350
3,840	Lufkin Industries, Inc.	134,208
625	Oil States International, Inc.*	11,444
4,115	OYO Geospace Corp.*	61,519
4,595	Vestas Wind Systems A/S (Denmark)*	224,545

		1,788,819

Engineering/Construction 0.1%
15,989	ABB Ltd., ADR (Switzerland)	208,656

Entertainment & Leisure 0.8%
17,348	Carnival PLC (United Kingdom)	319,034
6,120	DreamWorks Animation SKG, Inc. (Class A Stock)*	134,334
13,702	Hennes & Mauritz AB (Class B Stock) (Sweden)	530,670
10,730	International Game Technology	113,738
107,715	Las Vegas Sands Corp.*	554,732
1,400	Life Time Fitness, Inc.*	20,734
1,539	Nintendo Co. Ltd. (Japan)	477,113
16,200	Tabcorp Holdings Ltd. (Australia)	66,929

		2,217,284

Environmental Services 0.1%
8,380	Republic Services, Inc.	216,707

Equipment Services 0.1%
40,000	Downer EDI Ltd. (Australia)	88,937
6,900	Kyoei Steel Ltd (Japan)	115,890

		204,827

Farming & Agriculture 1.1%
51,000	Altria Group, Inc.	843,540
38,400	AWB Ltd. (Australia)	53,124
141,384	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	89,275
27,159	Monsanto Co.	2,065,713

		3,051,652

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial - Bank & Trust 1.5%
1,850	Astoria Financial Corp.	$16,798
12,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	114,501
38,500	Banco Santander SA (Spain)(CHIX)	311,545
3,967	Banco Santander SA (Spain)(XLON)	31,760
61,359	Bank of America Corp.	403,742
10,532	BNP Paribas (France)	404,688
23,900	Bradford & Bingley PLC (United Kingdom)*	—
146,332	China Merchants Bank Co. Ltd. (Class H Stock) (China)	236,298
5,300	Credit Agricole SA (France)	64,739
6,600	Credit Saison Co. Ltd. (Japan)	64,743
5,100	Credit Suisse Group AG (Switzerland)	131,204
3,100	Danske Bank A/S (Denmark)	31,416
75	Danvers Bancorp, Inc.	944
3,100	Deutsche Bank AG (Germany)	82,163
5,300	Dexia NV/SA (Belgium)*	16,660
1,900	East West Bancorp, Inc.	18,031
26,789	Intesa Sanpaolo SpA (Italy)*	84,808
11,100	National Australia Bank Ltd. (Australia)	130,917
14,356	National Bank of Greece SA (Greece)	242,266
6,000	Natixis SA (France)	9,411
5,700	Nordea Bank AB (Sweden)	30,252
1,400	Pacific Capital Bancorp	14,854
15,400	PNC Financial Services Group, Inc.	500,808
34,133	Royal Bank of Scotland Group PLC (United Kingdom)	10,882
6,960	State Street Corp.	161,959
1,200	Sterling Financial Corp.	2,220
400	Student Loan Corp. (The)	18,776
17,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	83,359
2,800	SunTrust Banks, Inc.	34,328
9,700	Takefuji Corp. (Japan)	68,501
42,933	U.S. Bancorp	637,126
6,000	Unione di Banche Italiane ScpA (Italy)	74,903
400	Verwaltungs und Privat Bank AG (Switzerland)	40,279

		4,074,881

Financial Services 1.1%
7,600	Alpha Bank A.E. (Greece)	64,030
33,200	DnB NOR ASA (Norway)	113,137
1,700	Eaton Vance Corp.	32,538
3,399	Franklin Resources, Inc.	164,580

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial Services (cont’d.)
13,367	Goldman Sachs Group, Inc. (The)	$1,079,118
27,909	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	239,716
1,940,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	820,223
7,400	Irish Life & Permanent PLC (Ireland)	15,634
2,000	Jefferies Group, Inc.	23,080
6,179	Julius Baer Holding AG (Switzerland)	184,214
1,855	Lender Processing Services, Inc.	48,082
3,300	Macquarie Group Ltd. (Australia)	52,758
37,000	Noble Group Ltd. (Hong Kong)	24,926
11,320	Western Union Co. (The)	154,631

		3,016,667

Food 1.1%
5,900	CSM NV (Netherlands)	75,392
86,200	Goodman Fielder Ltd. (Australia)	82,984
11,377	Groupe Danone (France)	586,323
750	JM Smucker Co. (The)	33,863
1,900	Kellogg Co.	83,011
2,340	Kraft Foods, Inc. (Class A Stock)	65,637
23,700	Kroger Co. (The)	533,250
39,926	Nestle SA (Switzerland)	1,383,073
550	Ralcorp Holdings, Inc.*	32,571
3,000	Suedzucker AG (Germany)	47,515
650	TreeHouse Foods, Inc.*	17,154

		2,940,773

Food & Beverage
12,400	Dairy Crest Group PLC (United Kingdom)	35,940
48,600	Northern Foods PLC (United Kingdom)	37,680
10,500	Tate & Lyle PLC (United Kingdom)	50,595

		124,215

Food & Drug Retailers 0.3%
42,700	Safeway, Inc.	915,061

Gaming
4,486	OPAP SA (Greece)	130,960

Gas Distribution
31,900	Centrica PLC (United Kingdom)	119,271

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities
700	Atmos Energy Corp.	$17,185

Healthcare Equipment & Supplies 0.4%
2,090	Alcon, Inc. (Switzerland)	178,988
13,555	American Medical Systems Holdings, Inc.*	145,038
6,878	Covidien Ltd. (Bermuda)	263,703
7,790	Cutera, Inc.*	52,271
2,675	Hansen Medical, Inc.*	12,091
3,925	Resmed, Inc.*	156,607
735	SurModics, Inc.*	14,575
450	Teleflex, Inc.	23,931
8,005	Thoratec Corp.*	231,905

		1,079,109

Healthcare Products & Services 0.1%
4,418	Biogen Idec, Inc.*	214,935
2,225	Patterson Cos., Inc.*	40,918

		255,853

Healthcare Providers & Services 0.1%
2,295	Amedisys, Inc.*	94,623
7,030	Centene Corp.*	124,642
1,675	inventive Health, Inc.*	15,979
1,000	LHC Group, Inc.*	26,610
2,960	Lincare Holdings, Inc.*	71,188
1,000	MWI Veterinary Supply, Inc.*	20,930
350	Owens & Minor, Inc.	13,920

		367,892

Healthcare Services 0.3%
11,700	Aetna, Inc.	362,700
1,400	AMERIGROUP Corp.*	39,158
825	AmSurg Corp.*	16,162
800	Covance, Inc.*	30,880
2,275	HealthSpring, Inc.*	39,631
1,700	Healthways, Inc.*	23,494
2,355	MEDNAX, Inc.*	79,057
8,873	UnitedHealth Group, Inc.	251,372

		842,454

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Technology 0.1%
16,155	Eclipsys Corp.*	$141,518
3,290	Vital Images, Inc.*	37,210

		178,728

Home Furnishings 0.1%
11,000	Panasonic Corp. (Japan)	133,459
9,200	THOMSON (France)*	13,205

		146,664

Hotels, Restaurants & Leisure 1.7%
7,010	Bally Technologies, Inc.*	141,532
6,960	BJ’s Restaurants, Inc.*	77,256
63,606	McDonald’s Corp.	3,690,420
16,260	Shuffle Master, Inc.*	55,121
3,625	Sonic Corp.*	35,308
1,969	Wendy’s/Arby’s Group, Inc. (Class A Stock)	9,924
4,310	WMS Industries, Inc.*	95,768
14,699	Wynn Resorts Ltd.*	442,146

		4,547,475

Household Durables 0.1%
8,000	Fortune Brands, Inc.	256,000
8,375	Universal Electronics, Inc.*	94,470

		350,470

Household Products 0.5%
22,200	Kimberly-Clark Corp.	1,142,634
2,225	Scotts Miracle-Gro Co. (The) (Class A Stock)	71,689

		1,214,323

Independent Power Producers & Energy Traders
12,783	Drax Group PLC (United Kingdom)	103,092

Industrial Conglomerates 0.3%
10,500	3M Co.	564,795
13,500	General Electric Co.	163,755

		728,550

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 2.5%
9,426	ACE Ltd. (Switzerland)	$411,539
7,600	Aegon NV (Netherlands)	40,286
32,500	Allstate Corp. (The)	704,275
1,125	Aspen Insurance Holdings Ltd. (Bermuda)	24,863
29,500	Aviva PLC (United Kingdom)	133,384
21,800	AXA SA (France)	340,952
1,600	Baloise Holding AG (Switzerland)	99,664
38,100	Beazley Group PLC (United Kingdom)	70,674
25,700	Brit Insurance Holdings PLC (United Kingdom)	75,513
163,200	China Life Insurance Co. Ltd. (Class H Stock) (China)	429,538
11,300	Chubb Corp.	481,154
1,400	Delphi Financial Group, Inc. (Class A Stock)	21,238
1,375	Gallagher, (Arthur J.) & Co.	32,409
20,000	Genworth Financial, Inc. (Class A Stock)	46,400
3,200	Hanover Insurance Group, Inc. (The)	129,344
2,162	HCC Insurance Holdings, Inc.	50,612
10,200	ING Groep NV, ADR (Netherlands)	83,349
1,225	IPC Holdings Ltd. (Bermuda)	31,433
121,100	Legal & General Group PLC (United Kingdom)	108,106
44,048	MetLife, Inc.	1,265,499
1,800	Muenchener Rueckversicherungs AG (Germany)	238,998
50,900	Old Mutual PLC (United Kingdom)	38,652
900	Protective Life Corp.	7,452
1,200	State Auto Financial Corp.	26,520
10,773	Swiss Re (Switzerland)	287,367
31,300	Travelers Cos., Inc. (The)	1,209,432
1,300	United Fire & Casualty Co.	26,065
10,000	Unum Group	141,600
26,000	XL Capital Ltd. (Class A Stock) (Bermuda)	75,400
1,100	Zurich Financial Services AG (Switzerland)	199,155

		6,830,873

Internet Services 0.9%
1,100	Amazon.com, Inc.*	64,702
1,000	Digital River, Inc.*	24,770
4,647	Google, Inc. (Class A Stock)*	1,573,149
1,520	NetFlix, Inc.*	54,933
4,525	SRA International, Inc. (Class A Stock)*	73,893
24,570	VeriSign, Inc.*	474,447
4,600	Yahoo!, Inc.*	53,958

		2,319,852

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 0.1%
1,300	Baidu.com, Inc., ADR (China)*	$165,308
17,000	eBay, Inc.*	204,340
3,425	Internet Capital Group, Inc.*	14,762

		384,410

Iron/Steel
28,000	Nisshin Steel Co. Ltd. (Japan)	46,780

IT Services
925	CACI International, Inc. (Class A Stock)*	41,764
93,800	Logica PLC (United Kingdom)	89,376

		131,140

Leisure Equipment & Products
5,020	Hasbro, Inc.	121,133

Life Science Tools & Services 0.2%
7,035	ICON PLC, ADR*	141,403
12,430	Thermo Fisher Scientific, Inc.*	446,610

		588,013

Machinery 0.7%
975	Actuant Corp. (Class A Stock)	16,068
28,000	BlueScope Steel Ltd. (Australia)	61,547
2,350	Bucyrus International, Inc. (Class A Stock)	36,425
23,300	Caterpillar, Inc.	718,805
5,400	Cummins, Inc.	129,492
8,496	Deere & Co.	295,151
1,125	General Cable Corp.*	18,518
3,400	Heidelberger Druckmaschinen AG (Germany)	13,278
675	Kaydon Corp.	18,360
650	Lincoln Electric Holdings, Inc.	26,761
10,800	PACCAR, Inc.	285,012
300	Rieter Holding AG (Switzerland)	33,856
525	Rofin-Sinar Technologies, Inc.*	8,867
2,580	Roper Industries, Inc.	106,141
900	Snap-on, Inc.	27,162

		1,795,443

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery & Equipment
325	Lindsay Corp.	$8,450
275	Nordson Corp.	8,308

		16,758

Machinery - Construction & Mining 0.1%
15,394	Komatsu Ltd. (Japan)	158,923

Manufacturing 0.3%
12,300	Danaher Corp.	687,939
3,000	Hexcel Corp.*	24,870

		712,809

Materials 0.1%
2,425	Potash Corp. of Saskatchewan, Inc. (Canada)	181,535

Media 1.1%
40,000	CBS Corp. (Class B Stock)	228,800
36,000	Comcast Corp. (Class A Stock)	527,400
7,590	Entravision Communications Corp. (Class A Stock)*	6,375
2,200	Lagardere SCA (France)	84,111
10,470	Lions Gate Entertainment Corp. (Canada)*	58,737
16,600	Rogers Communications, Inc. (Class B Stock) (Canada)	468,117
53,900	Time Warner, Inc.	502,887
21,323	Vivendi (France)	551,770
19,584	Walt Disney Co. (The)	404,997
3,365	Wiley, (John) & Sons, Inc. (Class A Stock)	119,222

		2,952,416

Medical Supplies & Equipment 1.0%
12,350	Baxter International, Inc.	724,327
1,640	Becton, Dickinson and Co.	119,179
25,607	Boston Scientific Corp.*	227,134
2,900	Fresenius Medical Care AG & Co. KGaA (Germany)	129,997
17,980	Medtronic, Inc.	602,150
53,300	Smith & Nephew PLC (United Kingdom)	385,051
8,600	St. Jude Medical, Inc.*	312,782
3,800	Stryker Corp.	160,512

		2,661,132

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 0.6%
38,400	Alcoa, Inc.	$299,136
3,295	Alpha Natural Resources, Inc.*	53,774
4,275	Cliffs Natural Resources, Inc.	99,052
39,000	Mincor Resources NL (Australia)	15,250
46,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	82,680
87,000	Nippon Light Metal Co. Ltd. (Japan)	70,454
11,152	Nucor Corp.	454,890
23,948	OZ Minerals Ltd. (Australia)	8,369
6,200	Peabody Energy Corp.	155,000
2,300	Precision Castparts Corp.	149,385
3,000	Rautaruukki Oyj (Finland)	47,823
1,400	Steel Dynamics, Inc.	14,868
9,500	ThyssenKrupp AG (Germany)	193,890
1,600	Timken Co.	23,824

		1,668,395

Mining
4,073	BHP Billiton PLC (United Kingdom)	69,709

Multi-Line Retail 0.1%
16,600	JC Penney Co., Inc.	278,050

Multi-Utilities 0.4%
10,000	Dominion Resources, Inc.	351,800
18,600	Public Service Enterprise Group, Inc.	587,202
650	Vectren Corp.	16,763
4,500	Wisconsin Energy Corp.	200,610

		1,156,375

Office Equipment 0.3%
8,800	Oce NV (Netherlands)*	22,760
13,000	Ricoh Co. Ltd. (Japan)	158,648
80,500	Xerox Corp.	534,520

		715,928

Oil & Gas Exploration/Production
6,600	Gazprom OAO, ADR (Russia)	85,602
1,400	St. Mary Land & Exploration Co.	27,090

		112,692

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 5.7%
2,202	Air Liquide (France)	$160,806
9,219	Anadarko Petroleum Corp.	338,706
13,829	Apache Corp.	1,037,175
850	Arena Resources, Inc.*	20,706
1,550	Atwood Oceanics, Inc.*	25,808
63,000	BP PLC (United Kingdom)	451,474
1,900	Cabot Oil & Gas Corp.	52,231
5,700	Canadian Natural Resources Ltd. (Canada)	204,015
3,700	Canadian Oil Sands Trust (Canada)	56,424
23,341	Chevron Corp.	1,646,007
900	Concho Resources, Inc.*	22,698
34,900	ConocoPhillips	1,658,797
15,800	Cosmo Oil Co. Ltd. (Japan)	42,026
4,260	Denbury Resources, Inc.*	52,142
6,469	Devon Energy Corp.	398,490
10,200	ENI SpA (Italy)	217,319
1,400	Equitable Resources, Inc.	47,922
10,160	Exxon Mobil Corp.	777,037
23,249	Hess Corp.	1,292,877
30,000	Marathon Oil Corp.	816,900
27,700	Nippon Oil Corp. (Japan)	120,365
7,600	Norsk Hydro ASA (Norway)	27,216
10,114	Occidental Petroleum Corp.	551,719
1,000	ONEOK, Inc.	29,220
23,842	Petroleo Brasileiro SA, ADR (Brazil)	624,660
2,600	Plains Exploration & Production Co.*	54,912
11,200	Repsol YPF SA (Spain)	201,339
20,400	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	490,163
14,200	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	679,186
14,701	Schlumberger Ltd. (Netherlands)	599,948
4,340	Southwestern Energy Co.*	137,361
3,901	StatoilHydro ASA (Norway)	67,421
1,400	Swift Energy Co.*	21,448
3,200	Total SA (France)	160,510
26,037	Transocean Ltd.*	1,422,141
3,600	Weatherford International Ltd.*	39,708
1,100	WGL Holdings, Inc.	35,310
22,372	XTO Energy, Inc.	829,777

		15,411,964

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products 0.1%
15,500	International Paper Co.	$141,360

Pharmaceuticals 5.8%
21,426	Abbott Laboratories	1,187,858
7,920	Allergan, Inc.	301,910
4,400	Astellas Pharma, Inc. (Japan)	166,594
9,000	AstraZeneca PLC (United Kingdom)	348,371
13,900	Bristol-Myers Squibb Co.	297,599
16,400	Cardinal Health, Inc.	617,460
1,630	Cephalon, Inc.*	125,803
3,800	Daiichi Sankyo Co. Ltd. (Japan)	85,325
33,200	Eli Lilly & Co.	1,222,424
35,977	Gilead Sciences, Inc.*	1,826,552
8,300	GlaxoSmithKline PLC (United Kingdom)	146,685
6,600	H. Lundbeck A/S (Denmark)	138,305
2,905	Herbalife Ltd. (Cayman Islands)	59,582
29,502	Johnson & Johnson	1,701,970
6,670	Medco Health Solutions, Inc.*	299,683
31,500	Merck & Co., Inc.	899,325
8,709	Novartis AG (Switzerland)	361,004
14,300	Novo Nordisk A/S (Class B Stock) (Denmark)	767,576
865	Onyx Pharmaceuticals, Inc.*	26,322
97,700	Pfizer, Inc.	1,424,466
2,000	Pharmaceutical Product Development, Inc.	47,780
4,429	Roche Holding AG (Switzerland)	623,932
5,800	Sanofi-Aventis SA (France)	327,388
54,026	Schering-Plough Corp.	948,697
1,700	Takeda Pharmaceutical Co. Ltd. (Japan)	79,659
23,287	Teva Pharmaceutical Industries Ltd., ADR (Israel)	965,246
16,910	Wyeth	726,623

		15,724,139

Professional Services 0.1%
5,035	Monster Worldwide, Inc.*	46,372
4,180	School Specialty, Inc.*	68,970
1,125	Watson Wyatt Worldwide, Inc. (Class A Stock)	52,313

		167,655

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate
1,600	Hovnanian Enterprises, Inc. (Class A Stock)*	$2,704
900	Meritage Homes Corp.*	9,918

		12,622

Real Estate Investment Trusts 0.3%
4,779	AvalonBay Communities, Inc.	247,608
6,200	MFA Mortgage Investments, Inc.	35,526
10,200	Simon Property Group, Inc.	438,396

		721,530

Retail 0.6%
57,700	DSG International PLC (United Kingdom)	18,396
1,900	Rallye SA (France)	38,048
6,000	UNY Co. Ltd. (Japan)	49,872
128,100	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	267,393
27,622	Wal-Mart Stores, Inc.	1,301,549

		1,675,258

Retail & Merchandising 2.9%
1,470	Abercrombie & Fitch Co. (Class A Stock)	26,239
13,680	Best Buy Co., Inc.	383,314
1,300	Brinker International, Inc.	14,261
17,126	Costco Wholesale Corp.	771,184
89,340	CVS Caremark Corp.	2,401,459
2,640	GameStop Corp. (Class A Stock)*	65,419
4,420	Kohl’s Corp.*	162,258
69,026	Lowe’s Cos., Inc.	1,261,105
33,320	Staples, Inc.	531,121
20,944	Target Corp.	653,453
8,299	TJX Cos., Inc.	161,167
12,490	Walgreen Co.	342,351
36,646	Yum! Brands, Inc.	1,048,808

		7,822,139

Road & Rail 0.3%
10,000	Burlington Northern Santa Fe Corp.	662,500
350	Landstar System, Inc.	12,554

		675,054

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductor Components 0.1%
131,000	ARM Holdings PLC (United Kingdom)	$174,182

Semiconductors 0.2%
4,030	Broadcom Corp. (Class A Stock)*	63,876
1,600	Checkpoint Systems, Inc.*	14,320
16,330	Intel Corp.	210,657
6,160	Linear Technology Corp.	144,267
2,850	Microsemi Corp.*	23,940
12,100	Texas Instruments, Inc.	180,895

		637,955

Semiconductors & Semiconductor Equipment 0.1%
6,825	Advanced Energy Industries, Inc.*	61,288
990	Hittite Microwave Corp.*	25,364
18,000	Marvell Technology Group Ltd.*	131,220
5,720	Varian Semiconductor Equipment Associates, Inc.*	108,909

		326,781

Software 2.1%
3,545	ANSYS, Inc.*	88,129
11,700	BMC Software, Inc.*	296,361
41,205	CA, Inc.	741,278
3,200	Citrix Systems, Inc.	67,328
2,905	FactSet Research Systems, Inc.	115,619
6,465	Macrovision Solutions Corp.*	84,756
12,401	MasterCard, Inc. (Class A Stock)	1,683,808
11,330	McAfee, Inc.*	345,451
90,730	Microsoft Corp.	1,551,483
4,005	Quality Systems, Inc.	149,306
5,930	Research In Motion Ltd. (Canada)*	328,522
2,075	Sybase, Inc.*	56,668
24,905	TIBCO Software, Inc.*	133,242
2,325	Tyler Technologies, Inc.*	29,272

		5,671,223

Specialty Retail 0.5%
2,080	Aaron Rents, Inc.	45,469
7,800	AutoNation, Inc.*	72,384
3,700	CarMax, Inc.*	30,599
16,700	Gap, Inc. (The)	188,376

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
9,060	Genesco, Inc.*	$139,524
40,394	Home Depot, Inc. (The)	869,683
8,300	Limited Brands, Inc.	65,736

		1,411,771

Steel Producers/Products
2,900	Voestalpine AG (Austria)	56,514

Telecommunications 2.2%
12,400	Amdocs Ltd. (Guernsey)*	209,808
11,720	America Movil SAB de CV (Class L Stock), ADR (Mexico)	334,137
91,700	BT Group PLC (United Kingdom)	139,402
37,513	China Mobile Ltd. (China)	337,684
40,800	Cisco Systems, Inc.*	610,776
18,029	France Telecom SA (France)	405,359
1,530	Juniper Networks, Inc.*	21,665
7,670	MetroPCS Communications, Inc.*	104,235
79,170	MobileOne Ltd. (Singapore)	84,657
5,000	Nippon Telegraph & Telephone Corp. (Japan)	242,160
30,500	Nokia Oyj (Finland)	374,509
80	NTT DoCoMo, Inc. (Japan)	139,365
15,200	Portugal Telecom SGPS SA (Portugal)	122,610
41,551	QUALCOMM, Inc.	1,435,587
1,800	SBA Communications Corp. (Class A Stock)*	35,820
600	Swisscom AG (Switzerland)	189,197
2,875	Syniverse Holdings, Inc.*	38,985
127,800	Telecom Italia SpA (Italy)	157,662
27,100	Telefonica SA (Spain)	483,352
63,200	Vodafone Group PLC (United Kingdom)	118,791
21,358	Vodafone Group PLC, ADR (United Kingdom)	397,045
13,000	WPP Group PLC (United Kingdom)	73,568

		6,056,374

Textiles, Apparel & Luxury Goods
2,525	Hanesbrands, Inc.*	22,700
15,600	Jones Apparel Group, Inc.	53,976

		76,676

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance
57,000	Washington Mutual, Inc.	$—

Tobacco Products 0.8%
6,255	British American Tobacco PLC (United Kingdom)	172,229
5,600	Lorillard, Inc.	332,976
41,510	Philip Morris International, Inc.	1,542,097

		2,047,302

Trading Companies & Distributors
600	Watsco, Inc.	19,830

Transportation 1.2%
10,300	Canadian National Railway Co. (Canada)	360,931
5,500	Go-Ahead Group PLC (United Kingdom)	78,390
6,220	J.B. Hunt Transport Services, Inc.	138,519
47,000	Neptune Orient Lines Ltd. (Singapore)	34,270
19,353	Norfolk Southern Corp.	742,381
17,690	Orient Overseas International Ltd. (Bermuda)	41,649
43,349	Union Pacific Corp.	1,898,253

		3,294,393

Utilities 0.9%
14,619	E.ON AG (Germany)	472,444
42,188	Edison International	1,374,063
10,162	Fortum Oyj (Finland)	198,814
1,472	Headwaters, Inc.*	6,668
6,975	PG&E Corp.	269,723

		2,321,712

	TOTAL COMMON STOCKS (cost $208,482,170)	165,951,673

PREFERRED STOCK 0.1%

Financial - Bank & Trust
7,650	Wells Fargo & Co., Series 3, 8.00%, CVT (cost $147,038)	139,230

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES 0.8%
Aaa	$366	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A (original cost $365,829; purchased 06/05/06)(c)(e) 0.571%(a), 03/15/19	$311,238
Aaa	26	Brazos Student Finance Corp., Series 1998-A, Class A2 2.78%(a), 06/01/23	25,331
Aaa	547	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.579%(a), 04/25/37	83,878
Aaa	1,994	SLM Student Loan Trust, Series 2008-9, Class A 2.659%(a), 04/25/23	1,915,960

		TOTAL ASSET-BACKED SECURITIES (cost $2,706,551)	2,336,407

COLLATERALIZED MORTGAGE OBLIGATIONS 2.7%
Aaa	70	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	60,632
Aa3	208	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.366%(a), 05/25/35	150,560
AAA(d)	584	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 5.894%, 02/25/37	299,462
Aaa	579	Series 2006-OA11, Class A1B 0.579%(a), 09/25/46	229,119
Aaa	30	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	30,411
Aaa	5	Series 2266, Class F 0.905%(a), 11/15/30	5,192
Aaa	2,117	Series 3346, Class FA 0.685%(a), 02/15/19	2,070,811
Aaa	314	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	313,914
Aaa	10	Series 2000-32, Class FM 0.911%(a), 10/18/30	10,262
Aaa	1,008	Series 2006-5, Class 3A2 4.668%(a), 05/25/35	1,017,484

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$130	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 3.655%(a), 07/25/44	$115,173
Aaa	29	Government National Mortgage Assoc., Series 2000-9, Class FH 0.955%(a), 02/16/30	28,500
AAA(d)	382	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.541%(a), 09/25/35	313,960
AAA(d)	781	Series 2005-AR7, Class 4A1 5.346%(a), 11/25/35	512,509
Aaa	589	Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.646%(a), 07/19/46	240,640
Aaa	520	Series 2006-12, Class 2A2B 0.716%(a), 01/19/38	111,245
Aaa	101	Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8 0.459%(a), 08/25/36	95,101
Aaa	745	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.929%(a), 12/25/27	616,867
BB(d)	593	Series 2007-HY1, Class 2A3 5.859%, 02/25/37	430,270
AAA(d)	589	Series 2007-HY2, Class 1A1 5.601%, 12/25/36	324,257
Aaa	589	Series 2007-OA3, Class 2A1A 2.813%, 04/25/47	264,137

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,505,211)	7,240,506

CORPORATE BONDS 9.5%

Advertising 0.1%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	252,138

Automobile Manufacturers
A3	100	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%, 09/08/11	95,019

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Markets 0.7%
A2	$1,300	Morgan Stanley, Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	$1,123,351
A2	700	6.00%, 04/28/15	634,396

			1,757,747

Commercial Banks 0.3%
A1	1,400	Barclays Bank PLC, Sub. Notes (United Kingdom), 144A (original cost $1,400,000; purchased 04/18/08)(c)(e) 7.70%(a), 04/29/49	760,872

Diversified Financial Services 2.4%
A2	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	596,434
A3	1,400	Citigroup Capital XXI, Gtd. Notes 8.30%(a), 12/21/57	725,942
Baa3	1,700	Citigroup, Inc., Jr. Sub. Notes 8.40%, 04/29/49	620,891
A2	2,100	Sr. Unsec’d. Notes 5.50%, 04/11/13	1,921,025
Aa2	2,700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	2,630,524

			6,494,816

Diversified Manufacturing 0.4%
A1	1,000	Siemens Financieringsmaatschappij NV, Gtd. Notes (Netherlands), 144A (original cost $1,000,000; purchased 08/09/06)(c)(e) 1.288%(a), 08/14/09	1,000,424

Electronic Components 0.5%
Aa3	900	Electricite de France, Notes (France), 144A(c)(e) 6.50%, 01/26/19 (original cost $897,192; purchased 01/21/09)	933,812
Aa3	300	6.95%, 01/26/39 (original cost $295,653; purchased 01/21/09)	309,318

			1,243,130

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial - Bank & Trust 1.0%
A1		$400	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	$382,618
Baa1		1,500	Bank of America Corp., Jr. Sub. Notes 8.00%(a), 12/29/49	794,475
Baa1		900	8.125%(a), 12/29/49	467,001
			Sr. Unsec’d. Notes
A1		300	5.65%, 05/01/18	271,702
			National Australia Bank Ltd., Bonds (Australia), 144A (original cost $700,000; purchased 02/01/08)(c)(e)
Aa1		700	1.691%(a), 02/08/10	700,047

				2,615,843

Financial Services 1.4%
			General Motors Acceptance Corp. LLC,
			Sr. Unsec’d. Notes
C		600	6.75%, 12/01/14	344,726
C		100	8.00%, 11/01/31	51,370
A2		900	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	684,128
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g) 6.875%, 05/02/18	70,000
A1		2,800	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	2,695,605

				3,845,829

Food 0.3%
Baa2		900	Kraft Foods, Inc., Sr. Unsec’d. Notes 6.875%, 02/01/38	899,429

Industrial Conglomerates 1.1%
Aaa		2,200	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.625%, 09/15/17	2,025,815
Aaa		400	5.875%, 01/14/38	318,119
Aa1	GBP	700	Sub. Notes, 144A(c)(e) 6.50%(a), 09/15/67 (original cost $1,399,944; purchased 08/30/07)	587,692

				2,931,626

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 0.3%
A3		$ 1,100	American International Group, Inc., Sr. Unsec’d. Notes (original cost $1,100,000; purchased 08/13/08), 144A(c)(e) 8.25%, 08/15/18	$901,258

Medical Supplies & Equipment 0.2%
B2		600	HCA, Inc., Sr. Sec’d. Notes 9.25%, 11/15/16	573,000

Paper & Forest Products 0.2%
Ba3		300	Georgia-Pacific LLC, Gtd. Notes(c)(e) 7.00%, 01/15/15 (original cost $300,000; purchased 12/13/06)	276,000
Ba3		400	7.125%, 01/15/17 (original cost $400,000; purchased 12/13/06)	365,000

				641,000

Real Estate Investment Trust 0.1%
Baa3		200	Nationwide Health Properties, Inc., Sr. Unsec’d. Notes 6.50%, 07/15/11	180,563

Telecommunications 0.5%
Baa3		1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	890,000
Baa3		700	Motorola, Inc., Sr. Unsec’d. Notes 6.00%, 11/15/17	428,942

				1,318,942

Utilities - Electric
Baa3		128	Midwest Generation LLC, Pass-Thru. Certificates 8.30%, 07/02/09	127,772

			TOTAL CORPORATE BONDS (cost $32,299,062)	25,639,408

FOREIGN GOVERNMENT BONDS 1.4%
Aaa	EUR	1,000	Bundesrepublik Deutschland Bonds (Germany) 4.25%, 07/04/39	1,359,662
Aaa	EUR	800	6.25%, 01/04/30	1,313,950

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS (Continued)
Ba1	BRL	1,800	Republic of Brazil Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	$814,655
Aaa	GBP	200	United Kingdom Gilt Bonds (United Kingdom) 5.75%, 12/07/09	301,577

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,248,824)	3,789,844

MUNICIPAL BONDS 1.8%

Arizona 0.2%
Aa1		$500	Salt River Project Agricultural Improvement & Power District, Revenue Bonds 4.75%, 01/01/32	478,440

California 0.7%
A1		700	State of California, General Obligation Unlimited 5.00%, 06/01/37	629,657
A1		1,100	5.00%, 11/01/37	988,801
A1		300	5.00%, 12/01/37	266,196

				1,884,654

Georgia 0.1%
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	207,098

Illinois 0.8%
Aa3		2,200	Chicago Illinois Transit Authority, Revenue Bonds 6.899%, 12/01/40	2,268,508

			TOTAL MUNICIPAL BONDS (cost $4,992,513)	4,838,700

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 19.9%
		194	Federal Home Loan Mortgage Corp. 5.333%(a), 09/01/35	198,792
		2,000	5.50%, 12/01/36 - 08/19/38	2,048,109
		321	6.00%, 04/01/16 - 09/01/22	334,957
		223	Federal National Mortgage Assoc. 3.253%(a), 06/01/43	220,949
		2,045	4.00%, 08/01/18 - 01/01/20	2,064,930
		2,072	4.50%, 01/01/22 - 09/01/35	2,093,466

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
	$5,000	4.50%, TBA	$5,068,750
	222	4.572%(a), 12/01/34	224,174
	68	4.584%(a), 05/01/36	67,537
	8,025	5.00%, 02/01/19 - 11/01/33	8,191,574
	4,000	5.00%, TBA	4,066,248
	5,500	5.00%, TBA	5,575,625
	99	5.472%(a), 09/01/34	98,585
	11,880	5.50%, 07/01/14 - 09/01/38	12,174,283
	4,000	5.50%, TBA	4,093,752
	4,453	6.00%, 03/01/17 - 07/01/37	4,594,860
	1,000	6.50%, TBA	1,041,562
	10	Government National Mortgage Assoc. 4.125%(a), 11/20/29	9,775
	46	4.50%, 08/15/33	46,905
	6	4.625%(a), 09/20/22	6,120
	1,300	5.00%, TBA	1,319,906
	9	5.125%, 10/20/27(a)	8,654
	10	8.50%, 05/20/30 - 04/20/31	10,255

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $52,742,132)	53,559,768

U.S. TREASURY OBLIGATIONS 4.9%
	1,100	U.S. Treasury Bonds 7.125%, 02/15/23	1,486,032
	1,100	7.25%, 08/15/22	1,494,282
	2,100	8.875%, 08/15/17	2,978,062
	1,400	U.S. Treasury Inflationary Indexed Bonds, TIPS 2.125%, 01/15/19	1,436,252
	1,200	2.375%, 01/15/17 - 01/15/25	1,307,993
	800	2.50%, 01/15/29	796,970
	1,250	U.S. Treasury Strip, IO 7.25%, 02/15/22	731,375
	300	8.00%, 11/15/21	177,388
	1,500	U.S. Treasury Strip, PO 8.00%, 11/15/21	888,718
	3,300	8.125%, 05/15/21 - 08/15/21	1,997,835

		TOTAL U.S. TREASURY OBLIGATIONS (cost $12,952,467)	13,294,907

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(a) 0.5%
Caa	$1,084	Chrysler Financial, Term (original cost $1,029,325; purchased 07/31/07)(c)(e) 6.00%, 08/03/12	$649,326
B	490	Ford Motor Co., Term B (original cost $490,000; purchased 12/12/06)(c)(e) 5.00%, 12/16/13	175,992
Ba-	689	TXU Corp., Term B3(c)(e) 3.91%, 10/10/14 (original cost $637,814; purchased 02/01/08 - 11/06/08)	479,012
Ba-	4	3.91%, 10/10/14 (original cost $3,509; purchased 09/11/08)	2,438

		TOTAL BANK LOANS (cost $2,178,997)	1,306,768

	Units
RIGHTS*

Financial Services
	5,000	Fortis, expiring on 03/09/09 (Belgium) (cost $0)*	—

		TOTAL LONG-TERM INVESTMENTS (cost $329,254,965)	278,097,211

	Principal Amount (000)#
SHORT-TERM INVESTMENTS 8.6%

U.S. TREASURY OBLIGATIONS 1.6%
	590	U.S. Treasury Bills(h) 0.02%, 02/26/09	589,984
	500	0.04%, 03/26/09	499,941
	2,860	0.119%, 04/09/09	2,858,867
	330	0.80%, 06/04/09	329,704

		TOTAL U.S. TREASURY OBLIGATIONS (cost $4,278,735)	4,278,496

REPURCHASE AGREEMENT 1.2%
	3,200	Credit Suisse Securities LLC, 0.26%, dated 01/30/09, due 02/02/09 due in the amount of $3,200,069 (cost $3,200,000; the value of collateral plus accrued interest was $3,278,427)(i)	3,200,000

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Contracts/ Notional Amount (000)#	Description	Value (Note 1)

OPTIONS PURCHASED* 0.2%

Call Options
1,800	Interest Rate Swap Options, expiring 08/03/2009 @ 3.45%	$52,363
2,800	expiring 08/03/2009 @ 3.45%	81,453
15,800	expiring 08/03/2009 @ 3.85%	578,091

	TOTAL OPTIONS PURCHASED (cost $218,065)	711,907

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 5.6%
15,052,669	Dryden Core Investment Fund—Taxable Money Market Series (cost $15,052,669)(b)	15,052,669

	TOTAL SHORT-TERM INVESTMENTS (cost $22,749,469)	23,243,072

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(f) 111.8% (cost $352,004,434; Note 5)	301,340,283

Contracts/ Notional Amount (000)#
OPTIONS WRITTEN (0.2)%

Call Options
800	Interest Rate Swap Options, expiring 08/03/2009 @ 4.15%	(55,444)
5,300	expiring 08/03/2009 @ 4.55%	(545,481)

	TOTAL OPTIONS WRITTEN (premiums received $182,355)	(600,925)

Principal Amount (000)#
SECURITIES SOLD SHORT (0.4)%
$1,000	Federal National Mortgage Assoc. 4.50%, TBA	(1,003,125)
100	Government National Mortgage Assoc. 5.50%, TBA	(102,437)

	TOTAL SECURITIES SOLD SHORT (proceeds received $1,111,234)	(1,105,562)

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Description	Value (Note 1)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT 111.2% (cost $350,710,845)	$299,633,796
Other liabilities in excess of other assets(j) (11.2)%	(30,215,163)

NET ASSETS 100%	$269,418,633

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CHIX—European Equity Exchange

CVT—Convertible Security

FSB—Federal Savings Bank

IO—Interest Only

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PO—Principal Only Securities

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

XLON—London Stock Exchange

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of January 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $10,019,266. The aggregate value of $7,452,429 is approximately 2.8% of net assets.
(d)	Standard & Poor’s rating.
(e)	Indicates a security that has been deemed illiquid.
(f)	As of January 31, 2009, 72 securities representing $8,703,561 and 3.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Rates shown are the effective yields at purchase date.
(i)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

(j)	Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
	Long Positions:
80	90 Day Euro	Jun 09	$19,302,425	$19,747,000	$444,575
59	90 Day Euro	Sep 09	14,225,438	14,548,663	323,225
104	90 Day Euro	Mar 10	25,071,338	25,554,100	482,762
55	90 Day Sterling	Mar 09	9,693,478	9,802,285	108,807
17	90 Day Sterling	Jun 09	2,891,373	3,034,109	142,736
87	90 Day Sterling	Sep 09	14,943,444	15,525,133	581,689
66	90 Day Sterling	Sep 10	11,672,282	11,685,627	13,345
92	90 Day Sterling	Dec 09	15,805,231	16,389,883	584,652
69	90 Day Sterling	Dec 10	12,161,546	12,178,669	17,123
8	2 Year Euro-Schatz	Mar 09	1,105,696	1,104,211	(1,485)
2	10 Year U.K. Gilt	Mar 09	337,662	340,328	2,666

					2,700,095

	Short Position:
44	5 Year Euro-Bobl	Mar 09	6,497,100	6,512,311	(15,211)

					$2,684,884 (1)

(1)	Cash of $782,000 has been segregated with the broker to cover requirements for open futures contracts as of January 31, 2009.

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/03/09	BRL	1,520	$670,097	$654,110	$(15,987)
Expiring 06/02/09	BRL	760	322,067	316,500	(5,567)
British Pound,
Expiring 02/03/09	GBP	1	789	800	11
Expiring 02/26/09	GBP	140	203,279	202,806	(473)
Chinese Yuan,
Expiring 05/06/09	CNY	9,132	1,319,309	1,318,991	(318)
Expiring 07/15/09	CNY	10,470	1,536,662	1,502,919	(33,743)
Expiring 09/08/09	CNY	4,481	650,000	640,615	(9,385)

See Notes to Financial Statements.

42	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2009 (cont’d):

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 02/12/09	EUR	615	$804,982	$787,298	$(17,684)
Expiring 06/16/09	EUR	626	856,431	800,656	(55,775)
Indian Rupee,
Expiring 04/09/09	INR	60,919	1,213,809	1,238,144	24,335
Malaysian Ringgit,
Expiring 02/12/09	MYR	826	233,848	228,770	(5,078)
Expiring 04/14/09	MYR	670	190,000	185,342	(4,658)
Expiring 08/12/09	MYR	830	234,007	230,050	(3,957)
Mexican Peso,
Expiring 05/19/09	MXN	44	4,068	3,029	(1,039)
Russian Ruble,
Expiring 05/06/09	RUB	33,713	1,193,018	864,426	(328,592)

			$9,432,366	$8,974,456	$(457,910)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/03/09	BRL	1,520	$659,790	$654,504	$5,286
Expiring 06/02/09	BRL	2,144	989,429	893,166	96,263
British Pound,
Expiring 02/26/09	GBP	1,498	2,196,779	2,170,025	26,754
Expiring 06/19/09	GBP	239	366,279	346,169	20,110
Chinese Yuan,
Expiring 07/15/09	CNY	21,071	3,028,000	3,024,586	3,414
Euro,
Expiring 02/12/09	EUR	2,713	3,658,565	3,473,071	185,494
Expiring 06/08/09	EUR	1,117	1,488,818	1,428,653	60,165
Indian Rupee,
Expiring 04/09/09	INR	61,522	1,227,000	1,250,398	(23,398)
Malaysian Ringgit,
Expiring 02/12/09	MYR	826	234,166	228,770	5,396
Mexican Peso,
Expiring 05/29/09	MXN	7,070	496,750	481,151	15,599
Russian Ruble,
Expiring 05/06/09	RUB	33,713	1,044,640	864,426	180,214

			$15,390,216	$14,814,919	$575,297

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Interest rate swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	06/15/35		$700	6.00%	3 Month LIBOR	$324,984
Merrill Lynch & Co., Inc.(1)	06/17/19		1,100	4.00	3 Month LIBOR	14,734
Merrill Lynch & Co., Inc.(1)	12/17/23		10,300	5.00	3 Month LIBOR	(2,058,553)
Merrill Lynch & Co., Inc.(1)	12/17/28		1,000	5.00	3 Month LIBOR	(225,434)
Morgan Stanley & Co.(1)	06/17/19		2,000	4.00	3 Month LIBOR	103,139
Morgan Stanley & Co.(1)	12/17/23		8,900	5.00	3 Month LIBOR	(1,892,090)
Morgan Stanley & Co.(2)	12/17/13		27,900	4.00	3 Month LIBOR	2,252,759
Goldman Sachs & Co.(2)	01/02/12	BRL	5,900	10.15	Brazilian interbank lending rate	(162,080)
Merrill Lynch & Co., Inc.(2)	01/02/12	BRL	600	14.77	Brazilian interbank lending rate	12,823
Morgan Stanley & Co.(2)	01/02/12	BRL	5,000	10.12	Brazilian interbank lending rate	(82,068)
UBS AG(2)	01/02/12	BRL	5,100	10.58	Brazilian interbank lending rate	(76,444)
Barclays Capital, Inc.(1)	09/17/18	EUR	100	5.00	6 Month EURIBOR	(10,439)
Barclays Capital, Inc.(1)	09/17/38	EUR	1,000	5.00	6 Month EURIBOR	(251,855)
Barclays Capital, Inc.(2)	03/18/10	EUR	700	5.00	6 Month EURIBOR	28,633
Deutsche Bank(1)	09/17/18	EUR	500	5.00	6 Month EURIBOR	(61,293)
Deutsche Bank(2)	06/15/13	EUR	2,100	4.00	6 Month EURIBOR	43,220
Goldman Sachs & Co.(1)	03/18/39	EUR	600	5.00	6 Month EURIBOR	(141,633)
UBS AG(2)	10/15/10	EUR	100	2.15	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	4,563
Barclays Capital, Inc.(1)	06/15/37	GBP	800	4.00	6 Month LIBOR	(52,685)
Deutsche Bank(1)	06/15/37	GBP	700	4.25	6 Month LIBOR	(48,341)
Goldman Sachs & Co.(1)	06/15/37	GBP	800	4.00	6 Month LIBOR	(51,235)
Goldman Sachs & Co.(2)	09/17/11	GBP	600	4.50	6 Month LIBOR	52,048
Morgan Stanley & Co.(1)	06/15/37	GBP	300	4.25	6 Month LIBOR	(20,304)
Morgan Stanley & Co.(1)	06/15/37	GBP	300	4.00	6 Month LIBOR	(19,355)
UBS AG(1)	06/17/18	JPY	90,000	1.50	6 Month LIBOR	(12,159)
Merrill Lynch & Co., Inc.(2)	11/04/16	MXN	31,000	8.17	28 day Mexican interbank rate	9,574

						$(2,319,491)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

44	Visit our website at www.prudential.com

Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit default swaps on credit indices—Sell Protection(1):
Credit Suisse International	05/25/46	$4,400	0.11%	ABX HE AAA 06-2	$(2,364,903)	$(928,402)	$(1,436,501)
Credit Suisse International	08/25/37	800	0.09%	ABX HE AAA 07-1	(522,306)	(212,326)	(309,980)
Citigroup, Inc.	06/20/12	6,572	0.47%	Dow Jones CDX HY8 5Y Index	(539,501)	—	(539,501)
Citigroup, Inc.	06/20/12	300	2.14%	Dow Jones CDX HY8 5Y Index	(81,364)	—	(81,364)
Merrill Lynch & Co.	06/20/12	1,600	2.08%	Dow Jones CDX HY8 5Y Index	(436,774)	—	(436,774)
Morgan Stanley & Co.	12/20/15	530	0.46%	Dow Jones CDX IG5 10Y Index	(135,797)	—	(135,797)
Morgan Stanley & Co.	12/20/15	1,900	0.46%	Dow Jones CDX IG5 10Y Index	(486,298)	—	(486,298)

					$(4,566,943)	$(1,140,728)	$(3,426,215)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Credit default swaps—Buy Protection(2):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation
Barclays Capital, Inc.	09/20/11	$100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	$7,747
Barclays Capital, Inc.	06/20/13	693	5.00	Dow Jones CDX HY10 Index	142,876

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Credit default swap agreements outstanding at January 31, 2009 (cont’d):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation
UBS AG	06/20/13	$693	5.00%	Dow Jones CDX HY10 Index	$143,251
Merrill Lynch & Co.	12/20/11	300	0.00	Dow Jones CDX HY7 Index	164,146
Merrill Lynch & Co.	06/20/12	2,450	2.75	Dow Jones CDX HY8 Index	506,552
Deutsche Bank	06/20/18	1,854	1.50	Dow Jones CDX IG10 10Y Index	38,853
Goldman Sachs & Co.	06/20/18	2,245	1.50	Dow Jones CDX IG10 10Y Index	88,521
Morgan Stanley & Co.	06/20/18	5,270	1.50	Dow Jones CDX IG10 10Y Index	172,902
Deutsche Bank	06/20/13	2,245	1.55	Dow Jones CDX IG10 5Y Index	57,234
Morgan Stanley & Co.	12/20/12	700	0.14	Dow Jones CDX IG5 Index	123,479
Morgan Stanley & Co.	12/20/12	2,700	0.14	Dow Jones CDX IG5 Index	476,277
Barclays Capital, Inc.	12/20/11	1,300	0.75	Dow Jones CDX IG7 Index	146,335
Barclays Capital, Inc.	12/20/17	976	0.80	Dow Jones CDX IG9 10Y Index	41,470
Goldman Sachs & Co.	12/20/17	3,904	0.80	Dow Jones CDX IG9 10Y Index	182,208
Merrill Lynch & Co.	12/20/17	1,952	0.80	Dow Jones CDX IG9 10Y Index	69,472
Morgan Stanley & Co.	12/20/17	4,099	0.80	Dow Jones CDX IG9 10Y Index	131,009
Goldman Sachs & Co.	12/20/12	488	0.60	Dow Jones CDX IG9 5Y Index	18,165
JPMorgan Chase Bank	12/20/11	943	1.65	Dow Jones CDX XO7 Index	142,302
Deutsche Bank	09/20/11	200	0.62	Nationwide Health, 6.50%, due 07/15/11	26,159
Morgan Stanley & Co.	06/20/16	300	0.39	Omnicom Group, Inc., 5.90%, due 04/15/16	42,851
Morgan Stanley & Co.	12/20/12	600	0.33	TJX Cos., Inc., 7.45%, due 12/15/09	19,713
Goldman Sachs & Co.	12/20/12	600	0.24	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	15,998

See Notes to Financial Statements.

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Credit default swap agreements outstanding at January 31, 2009 (cont’d):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation
Bear Stearns International Ltd.	06/20/16	$200	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	$33,566
Barclays Capital, Inc.	03/20/12	100	0.21	XL Capital Ltd., 6.50%, due 01/15/12	21,358

					$2,812,444

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$172,537,527	$2,684,884
Level 2—Other Significant Observable Inputs—Long	128,733,755	(2,820,438)
Level 2—Other Significant Observable Inputs—Short	(1,706,487)	—
Level 3—Significant Unobservable Inputs	69,001	4,563

Total	$299,633,796	$(130,991)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 7/31/08	$75,730	$(561)
Accrued discounts/premiums	3	—
Realized gain (loss)	(538,591)	—
Change in unrealized appreciation (depreciation)	46,155	5,124
Net purchases (sales)	(221,517)	—
Transfers in and/or out of Level 3	707,221	—

Balance as of 1/31/09	$69,001	$4,563

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as January 31, 2009 were as follows:

U.S. Government Mortgage-Backed Obligations	19.9%
U.S. Treasury Obligations	6.5
Pharmaceuticals	5.8
Oil, Gas & Consumable Fuels	5.7
Affiliated Money Market Mutual Fund	5.6
Diversified Financial Services	3.9
Retail & Merchandising	2.9
Insurance	2.8
Telecommunications	2.7
Collateralized Mortgage Obligations	2.7
Financial—Bank & Trust	2.6

See Notes to Financial Statements.

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Industry (cont’d)
Financial Services	2.5%
Software	2.1
Municipal Bonds	1.8
Hotels, Restaurants & Leisure	1.7
Biotechnology	1.7
Chemicals	1.6
Aerospace	1.5
Food	1.4
Foreign Government Bonds	1.4
Industrial Conglomerates	1.4
Commercial Services & Supplies	1.3
Diversified Telecommunication Services	1.3
Transportation	1.2
Medical Supplies & Equipment	1.2
Repurchase Agreement	1.2
Farming & Agriculture	1.1
Media	1.1
Aerospace & Defense	1.1
Computers & Peripherals	0.9
Utilities	0.9
Internet Services	0.9
Asset-Backed Securities	0.8
Computer Hardware	0.8
Entertainment & Leisure	0.8
Capital Markets	0.8
Commercial Banks	0.8
Tobacco Products	0.8
Electronic Components	0.8
Machinery	0.7
Energy Equipment & Services	0.7
Electric Utilities	0.6
Retail	0.6
Metals & Mining	0.6
Computers	0.6
Specialty Retail	0.5
Clothing & Apparel	0.5
Computer Services & Software	0.5
Bank Loans	0.5
Diversified Manufacturing	0.5
Household Products	0.5
Automobiles	0.4
Consumer Products & Services	0.4
Multi-utilities	0.4
Healthcare Equipment & Supplies	0.4
Electronic Equipment & Instruments	0.4
Real Estate Investment Trusts	0.4
Food & Drug Retailers	0.3
Beverages	0.3

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Industry (cont’d)
Healthcare Services	0.3%
Paper & Forest Products	0.3
Office Equipment	0.3
Manufacturing	0.3
Road & Rail	0.3
Options Purchased	0.2
Communication Equipment	0.2
Semiconductors	0.2
Life Science Tools & Services	0.2
Diversified Operations	0.2
Airlines	0.2
Banking	0.2
Internet Software & Services	0.1
Healthcare Providers & Services	0.1
Household Durables	0.1
Automotive Parts	0.1
Semiconductors & Semiconductor Equipment	0.1
Building Materials	0.1
Multi-Line Retail	0.1
Healthcare Products & Services	0.1
Advertising	0.1
Environmental Services	0.1
Electronic Components & Equipment	0.1
Engineering/Construction	0.1
Conglomerates	0.1
Equipment Services	0.1
Containers & Packaging	0.1
Education	0.1
Electric	0.1
Materials	0.1
Diversified	0.1
Healthcare Technology	0.1
Air Freight & Couriers	0.1
Semiconductor Components	0.1
Automotive Components	0.1
Professional Services	0.1
Consumer Finance	0.1
Machinery—Construction & Mining	0.1
Construction	0.1
Distribution/Wholesale	0.1
Home Furnishings	0.1
Business Services	0.1
Auto/Trucks Parts & Equipment	0.1

111.8
Options Written and Securities Sold Short	(0.6)
Other liabilities in excess of other assets	(11.2)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Moderate Allocation Fund

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $336,951,765)	$286,287,614
Affiliated investments (cost $15,052,669)	15,052,669
Deposit with broker	782,000
Foreign currency, at value (cost $1,788,583)	1,759,541
Receivable for investments sold	33,226,336
Unrealized appreciation on swap agreements	5,658,921
Dividends and interest receivable	1,250,443
Unrealized appreciation on foreign currency exchange contracts	623,041
Receivable for Fund shares sold	283,547
Tax reclaim receivable	228,854
Prepaid expenses	4,297

Total assets	345,157,263

Liabilities
Payable for investments purchased	60,568,856
Unrealized depreciation on swap agreements	8,592,183
Payments received for swap agreements	1,857,339
Payable to custodian	1,254,942
Securities sold short, at value (proceeds $1,111,234)	1,105,562
Outstanding options written (premiums received $182,355)	600,925
Unrealized depreciation on foreign currency exchange contracts	505,654
Payable for Fund shares reacquired	446,871
Accrued expenses and other liabilities	311,397
Management fee payable	179,847
Distribution fee payable	152,548
Payable to broker-variation margin	87,185
Affiliated transfer agent fee payable	66,712
Deferred trustees’ fees	8,609

Total liabilities	75,738,630

Net Assets	$269,418,633

Net assets were comprised of:
Shares of beneficial interest, at par	$34,719
Paid-in capital, in excess of par	375,571,454

375,606,173
Undistributed net investment income	1,069,106
Accumulated net realized loss on investment and foreign currency transactions	(56,118,004)
Net unrealized depreciation on investments and foreign currencies	(51,138,642)

Net assets, January 31, 2009	$269,418,633

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($119,861,823 ÷ 15,438,677 shares of beneficial interest issued and outstanding)	$7.76
Maximum sales charge (5.50% of offering price)	.45

Maximum offering price to public	$8.21

Class B:
Net asset value, offering price and redemption price per share ($69,317,782 ÷ 8,935,774 shares of beneficial interest issued and outstanding)	$7.76

Class C:
Net asset value, offering price and redemption price per share ($66,365,746 ÷ 8,557,294 shares of beneficial interest issued and outstanding)	$7.76

Class M:
Net asset value, offering price and redemption price per share ($2,416,462 ÷ 312,174 shares of beneficial interest issued and outstanding)	$7.74

Class R:
Net asset value, offering price and redemption price per share ($722,040 ÷ 92,957 shares of beneficial interest issued and outstanding)	$7.77

Class X:
Net asset value, offering price and redemption price per share ($2,602,318 ÷ 335,533 shares of beneficial interest issued and outstanding)	$7.76

Class Z:
Net asset value, offering price and redemption price per share ($8,132,462 ÷ 1,046,437 shares of beneficial interest issued and outstanding)	$7.77

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$3,234,095
Unaffiliated dividends (net of foreign withholding taxes $31,769)	2,548,175
Affiliated dividend income	190,375

5,972,645

Expenses
Management fee	1,221,569
Distribution fee—Class A	172,074
Distribution fee—Class B	438,298
Distribution fee—Class C	408,480
Distribution fee—Class M	17,231
Distribution fee—Class R	3,463
Distribution fee—Class X	16,974
Transfer agent’s fees and expenses (including affiliated expense of $123,000)	313,000
Custodian’s fees and expenses	221,000
Registration fees	51,000
Reports to shareholders	40,000
Audit fee	28,000
Trustees’ fees	12,000
Legal fee	10,000
Insurance expense	2,000
Miscellaneous	21,274

Total expenses	2,976,363

Net investment income	2,996,282

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	(45,130,482)
Options written transactions	432,412
Foreign currency transactions	1,246,998
Future transactions	(4,206,310)
Swap agreement transactions	1,852,659
Short sale transactions	(1,497,907)

(47,302,630)

Net change in unrealized appreciation (depreciation) on:
Investments	(55,509,965)
Options written	(832,858)
Foreign currencies	190,590
Futures	3,065,056
Swap agreements	(1,119,096)
Short sales	65,357

(54,140,916)

Net loss on investments and foreign currencies	(101,443,546)

Net Decrease In Net Assets Resulting From Operations	$(98,447,264)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,996,282	$7,380,419
Net realized gain (loss) on investment and foreign currency transactions	(47,302,630)	7,420,272
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(54,140,916)	(47,425,937)

Net decrease in net assets resulting from operations	(98,447,264)	(32,625,246)

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(2,124,545)	(3,483,116)
Class B	(583,125)	(1,808,665)
Class C	(565,943)	(1,612,152)
Class M	(21,997)	(83,226)
Class R	(18,024)	(51,794)
Class X	(24,259)	(69,914)
Class Z	(167,486)	(326,369)

	(3,505,379)	(7,435,236)

Distributions from net realized gains:
Class A	(1,512,131)	(13,380,539)
Class B	(888,910)	(11,111,908)
Class C	(862,718)	(9,554,299)
Class M	(33,532)	(546,953)
Class R	(13,156)	(291,666)
Class X	(36,981)	(422,473)
Class Z	(104,679)	(1,144,078)

	(3,452,107)	(36,451,916)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	15,362,575	45,261,636
Net asset value of shares issued in reinvestment of dividends and distributions	6,573,205	40,963,421
Cost of shares reacquired	(45,421,475)	(94,187,249)

Net decrease in net assets resulting from Fund share transactions	(23,485,695)	(7,962,192)

Total increase (decrease)	(128,890,445)	(84,474,590)

Net Assets
Beginning of period	398,309,078	482,783,668

End of period(a)	$269,418,633	$398,309,078

(a) Includes undistributed net investment income of:	$1,069,106	$1,578,203

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	55

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2009.

Fund Segment
Hotchkis & Wiley Capital Management LLC Eaton Vance Management* NFJ Investment Group L.P.	Large-cap value stocks

LSV Asset Management Thornburg Investment Management, Inc.	International stocks

Marsico Capital Management, LLC Massachusetts Financial Services Company**	Large-cap growth stocks

EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small-cap value stocks

Pacific Investment Management Company LLC	Core fixed income bonds

RS Investment Management, L.P.	Small-cap growth stocks

*	Effective December 13, 2008, Eaton Vance Management replaced J.P. Morgan Investment Management Inc.
**	Effective December 13, 2008, Massachusetts Financial Services Company replaced Goldman Sachs Asset Management L.P

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day

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of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

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Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its

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obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that the Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The Fund may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

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The Fund has entered into over-the-counter derivative agreements. Such agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination the contract(s) may impact the amounts reported on financial statements. As of January 31, 2009 , the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2009.

PIMS has advised the Fund that it has received approximately $67,700 in front-end sales charges resulting from sales of Class A shares during the six months ended

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January 31, 2009. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2009, it has received approximately, $72,600, $2,800, $1,600 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”) and Wachovia Securities, LLC (“Wachovia”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2009, the Fund incurred approximately $63,900 in total networking fees, of which $42,600 and $300 was paid to First Clearing and Wachovia, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2009, aggregated $435,113,130 and $472,830,453, respectively.

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

Transactions in options written during the six months ended January 31, 2009 were as follows:

	Number of Contracts/ Swap Notional Amount	Premiums Received
Options outstanding at July 31, 2008	43,700,000	$1,012,350
Expired swap options	(4,200,000)	(16,820)
Closed swap options	(33,400,000)	(813,175)

Options outstanding at January 31, 2009	6,100,000	$182,355

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$366,157,202	$8,922,330	$(73,739,249)	$(64,816,919)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject

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to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of January 31, 2009, Prudential owns 226 shares of Class R.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2009:
Shares sold	1,132,149	$10,150,454
Shares issued in reinvestment of dividends and distributions	427,654	3,511,041
Shares reacquired	(2,008,972)	(18,216,329)

Net increase (decrease) in shares outstanding before conversion	(449,169)	(4,554,834)
Shares issued upon conversion from Class B, Class M, and Class X	761,421	6,986,928

Net increase (decrease) in shares outstanding	312,252	$2,432,094

Year ended July 31, 2008:
Shares sold	1,984,280	$23,562,433
Shares issued in reinvestment of dividends and distributions	1,379,683	16,213,155
Shares reacquired	(3,140,460)	(37,265,309)

Net increase (decrease) in shares outstanding before conversion	223,503	2,510,279
Shares issued upon conversion from Class B and Class M	1,959,277	23,531,858

Net increase (decrease) in shares outstanding	2,182,780	$26,042,137

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended January 31, 2009:
Shares sold	201,184	$1,791,913
Shares issued in reinvestment of dividends and distributions	170,926	1,403,305
Shares reacquired	(1,143,708)	(10,201,199)

Net increase (decrease) in shares outstanding before conversion	(771,598)	(7,005,981)
Shares reaquired upon conversion into class A	(687,159)	(6,294,763)

Net increase (decrease) in shares outstanding	(1,458,757)	$(13,300,744)

Year ended July 31, 2008:
Shares sold	612,982	$7,337,016
Shares issued in reinvestment of dividends and distributions	1,047,838	12,313,985
Shares reacquired	(1,825,950)	(21,508,559)

Net increase (decrease) in shares outstanding before conversion	(165,130)	(1,857,558)
Shares reaquired upon conversion into Class A	(1,780,744)	(21,270,836)

Net increase (decrease) in shares outstanding	(1,945,874)	$(23,128,394)

Class C
Six months ended January 31, 2009:
Shares sold	269,282	$2,385,027
Shares issued in reinvestment of dividends and distributions	153,692	1,261,813
Shares reacquired	(1,322,689)	(11,768,928)

Net increase (decrease) in shares outstanding	(899,715)	$(8,122,088)

Year ended July 31, 2008:
Shares sold	805,916	$9,589,938
Shares issued in reinvestment of dividends and distributions	824,222	9,680,568
Shares reacquired	(2,273,678)	(26,767,725)

Net increase (decrease) in shares outstanding	(643,540)	$(7,497,219)

Class M
Six months ended January 31, 2009:
Shares sold	8,239	$69,805
Shares issued in reinvestment of dividends and distributions	6,736	55,234
Shares reacquired	(85,040)	(785,431)

Net increase (decrease) in shares outstanding before conversion	(70,065)	(660,392)
Shares reaquired upon conversion into Class A	(60,484)	(505,727)

Net increase (decrease) in shares outstanding	(130,549)	$(1,166,119)

Year ended July 31, 2008:
Shares sold	90,317	$1,085,792
Shares issued in reinvestment of dividends and distributions	51,885	608,691
Shares reacquired	(159,851)	(1,929,212)

Net increase (decrease) in shares outstanding before conversion	(17,649)	(234,729)
Shares reaquired upon conversion into Class A	(193,181)	(2,261,022)

Net increase (decrease) in shares outstanding	(210,830)	$(2,495,751)

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Class R	Shares	Amount
Six months ended January 31, 2009:
Shares sold	16,044	$150,186
Shares issued in reinvestment of dividends and distributions	3,798	31,180
Shares reacquired	(108,560)	(949,452)

Net increase (decrease) in shares outstanding	(88,718)	$(768,086)

Year ended July 31, 2008:
Shares sold	33,467	$385,045
Shares issued in reinvestment of dividends and distributions	29,025	343,197
Shares reacquired	(193,847)	(2,232,564)

Net increase (decrease) in shares outstanding	(131,355)	$(1,504,322)

Class X
Six months ended January 31, 2009:
Shares sold	4,123	$34,846
Shares issued in reinvestment of dividends and distributions	7,459	61,240
Shares reacquired	(59,754)	(483,114)

Net increase (decrease) in shares outstanding	(48,172)	(387,028)
Shares reaquired upon conversion into Class A	(19,699)	(186,438)

Net increase (decrease) in shares outstanding	(67,871)	$(573,466)

Year ended July 31, 2008:
Shares sold	9,412	$115,480
Shares issued in reinvestment of dividends and distributions	41,915	492,089
Shares reacquired	(90,642)	(1,061,716)

Net increase (decrease) in shares outstanding before conversion	(39,315)	$(454,147)

Class Z
Six months ended January 31, 2009:
Shares sold	84,199	$780,344
Shares issued in reinvestment of dividends and distributions	30,339	249,392
Shares reacquired	(330,237)	(3,017,022)

Net increase (decrease) in shares outstanding	(215,699)	$(1,987,286)

Year ended July 31, 2008:
Shares sold	266,010	$3,185,932
Shares issued in reinvestment of dividends and distributions	111,577	1,311,736
Shares reacquired	(282,141)	(3,422,164)

Net increase (decrease) in shares outstanding	95,446	$1,075,504

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Companies paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2009.

Note 8. New Accounting Pronouncements

In March 2008, Financial Accounting Standards Board (“FASB”) released “Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Moderate Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.72

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investments	(2.82)

Total from investment operations	(2.72)

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.76

Total Return(a)	(25.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$119,862
Average net assets (000)	$136,537
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.43	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income	2.12	%(e)
Portfolio turnover rate	140	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004

$12.75	$11.92	$12.56	$10.96	$9.89

.25	.22	.20	.14	.12
(1.05)	1.31	.45	1.61	1.09

(.80)	1.53	.65	1.75	1.21

(.24)	(.22)	(.22)	(.15)	(.14)
(.99)	(.48)	(1.07)	—	—

(1.23)	(.70)	(1.29)	(.15)	(.14)

$10.72	$12.75	$11.92	$12.56	$10.96

(7.02)%	13.03%	5.53%	16.01%	12.27%

$162,212	$165,073	$135,384	$103,989	$79,172
$169,156	$154,791	$118,651	$91,030	$72,043

1.39%	1.18%	1.33%	1.32%	1.35%
1.14%	.93%	1.08%	1.07%	1.10%
2.05%	1.72%	1.67%	1.17%	1.15%
213%	195%	324%	285%	100%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.66

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	(2.79)

Total from investment operations	(2.73)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.17)

Net asset value, end of period	$7.76

Total Return(a)	(25.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,318
Average net assets (000)	$86,945
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(d)
Net investment income	1.36	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004

$12.70	$11.87	$12.52	$10.92	$9.86

.16	.12	.11	.05	.04
(1.04)	1.32	.44	1.61	1.08

(.88)	1.44	.55	1.66	1.12

(.17)	(.13)	(.13)	(.06)	(.06)
(.99)	(.48)	(1.07)	—	—

(1.16)	(.61)	(1.20)	(.06)	(.06)

$10.66	$12.70	$11.87	$12.52	$10.92

(7.72)%	12.27%	4.65%	15.24%	11.37%

$110,784	$156,676	$171,286	$193,795	$170,863
$139,512	$167,764	$187,321	$184,197	$157,550

2.14%	1.93%	2.08%	2.07%	2.10%
1.14%	.93%	1.08%	1.07%	1.10%
1.30%	.97%	.92%	.41%	.41%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	75

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.66

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	(2.79)

Total from investment operations	(2.73)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.17)

Net asset value, end of period	$7.76

Total Return(a)	(25.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,366
Average net assets (000)	$81,030
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(d)
Net investment income	1.36	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004

$12.70	$11.87	$12.52	$10.92	$9.86

.16	.12	.11	.05	.04
(1.04)	1.32	.44	1.61	1.08

(.88)	1.44	.55	1.66	1.12

(.17)	(.13)	(.13)	(.06)	(.06)
(.99)	(.48)	(1.07)	—	—

(1.16)	(.61)	(1.20)	(.06)	(.06)

$10.66	$12.70	$11.87	$12.52	$10.92

(7.72)%	12.27%	4.65%	15.24%	11.37%

$100,797	$128,243	$123,378	$116,893	$100,712
$119,437	$129,699	$121,100	$108,434	$94,252

2.14%	1.93%	2.08%	2.07%	2.10%
1.14%	.93%	1.08%	1.07%	1.10%
1.30%	.97%	.92%	.41%	.41%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.64

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	(2.79)

Total from investment operations	(2.73)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.17)

Net asset value, end of period	$7.74

Total Return(b)	(25.79)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,416
Average net assets (000)	$3,418
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income	1.36	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

78	Visit our website at www.prudential.com

Class M
Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2008(c)	2007(c)	2006(c)

$12.66	$11.85	$12.49	$11.34

.16	.12	.11	.09
(1.02)	1.30	.45	1.15

(.86)	1.42	.56	1.24

(.17)	(.13)	(.13)	(.09)
(.99)	(.48)	(1.07)	—

(1.16)	(.61)	(1.20)	(.09)

$10.64	$12.66	$11.85	$12.49

(7.58)%	12.21%	4.74%	10.96%

$4,709	$8,277	$6,272	$4,233
$6,746	$8,529	$5,622	$2,203

2.14%	1.93%	2.08%	2.07	%(e)
1.14%	.93%	1.08%	1.07	%(e)
1.29%	.96%	.93%	.54	%(e)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.73

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investments	(2.81)

Total from investment operations	(2.72)

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.77

Total Return(b)	(25.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$722
Average net assets (000)	$1,374
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	1.68	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(f)
Net investment income	1.86	%(f)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

80	Visit our website at www.prudential.com

Class R
Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2008(c)	2007(c)	2006(c)

$12.76	$11.93	$12.56	$11.40

.22	.18	.18	.10
(1.05)	1.32	.46	1.19

(.83)	1.50	.64	1.29

(.21)	(.19)	(.20)	(.13)
(.99)	(.48)	(1.07)	—

(1.20)	(.67)	(1.27)	(.13)

$10.73	$12.76	$11.93	$12.56

(7.25)%	12.75%	5.35%	11.39%

$1,950	$3,995	$3,438	$3
$3,358	$3,679	$2,872	$3

1.64%	1.43%	1.58%	1.57	%(f)
1.14%	.93%	1.08%	1.07	%(f)
1.78%	1.46%	1.42%	1.02	%(f)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	81

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.66

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	(2.79)

Total from investment operations	(2.73)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.17)

Net asset value, end of period	$7.76

Total Return(b)	(25.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,602
Average net assets (000)	$3,472
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.15	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income	1.40	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

82	Visit our website at www.prudential.com

Class X
Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2008(c)	2007(c)	2006(c)

$12.69	$11.87	$12.52	$11.34

.16	.12	.12	.09
(1.03)	1.31	.43	1.18

(.87)	1.43	.55	1.27

(.17)	(.13)	(.13)	(.09)
(.99)	(.48)	(1.07)	—

(1.16)	(.61)	(1.20)	(.09)

$10.66	$12.69	$11.87	$12.52

(7.64)%	12.19%	4.65%	11.23%

$4,299	$5,617	$4,773	$2,284
$5,199	$5,644	$3,571	$1,105

2.08%	1.93%	2.08%	2.07	%(e)
1.14%	.93%	1.08%	1.07	%(e)
1.35%	.96%	.96%	.59	%(e)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	83

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.74

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investments	(2.82)

Total from investment operations	(2.71)

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.26)

Net asset value, end of period	$7.77

Total Return(a)	(25.37)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,132
Average net assets (000)	$10,319
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.18	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(d)
Net investment income	2.36	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

84	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004

$12.77	$11.94	$12.58	$10.97	$9.90

.28	.25	.24	.17	.15
(1.05)	1.31	.44	1.62	1.09

(.77)	1.56	.68	1.79	1.24

(.27)	(.25)	(.25)	(.18)	(.17)
(.99)	(.48)	(1.07)	—	—

(1.26)	(.73)	(1.32)	(.18)	(.17)

$10.74	$12.77	$11.94	$12.58	$10.97

(6.78)%	13.30%	5.78%	16.36%	12.53%

$13,558	$14,902	$13,388	$9,329	$7,678
$14,407	$14,168	$12,022	$8,425	$9,098

1.14%	.93%	1.08%	1.07%	1.10%
1.14%	.93%	1.08%	1.07%	1.10%
2.30%	1.97%	1.93%	1.41%	1.41%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	85

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudential.com/myaccess and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Moderate Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A849	87612A864	87612A831	87612A856

MFSP504E4    IFS-A162966    Ed. 03/2009

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Growth Allocation Fund

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 16, 2009

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Growth Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Growth Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.60%; Class B, 2.30%; Class C, 2.30%; Class M, 2.30%; Class R, 2.05%; Class X, 2.30%; Class Z, 1.30%. Net operating expenses apply to: Class A, 1.55%; Class B, 2.30%; Class C, 2.30%; Class M, 2.30%; Class R, 1.80%; Class X, 2.30%; Class Z, 1.30%, after contractual reduction through 11/30/2009 for Class A and Class R shares.

Cumulative Total Returns as of 1/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–36.46%	–41.48%	–17.98%	–1.67%	—
Class B	–36.78	–41.99	–21.12	–8.77	—
Class C	–36.69	–41.91	–21.00	–8.63	—
Class M	–36.71	–41.97	N/A	N/A	–21.63% (10/04/04)
Class R	–36.53	–41.59	N/A	N/A	–19.97 (10/04/04)
Class X	–36.69	–41.96	N/A	N/A	–21.73 (10/04/04)
Class Z	–36.41	–41.38	–16.95	0.91	—
Customized Blend[2]	–36.08	–39.81	–15.65	–14.75	**
S&P 500 Index[3]	–33.96	–38.63	–19.52	–23.54	***
Lipper Multi-Cap Core Funds Average[4]	–35.28	–39.09	–19.97	1.25	****

Average Annual Total Returns[5] as of 12/31/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–43.50%	–2.73%	0.45%	—
Class B		–43.62	–2.52	0.28	—
Class C		–41.19	–2.34	0.29	—
Class M		–44.19	N/A	N/A	–3.80% (10/04/04)
Class R		–40.32	N/A	N/A	–2.98 (10/04/04)
Class X		–44.18	N/A	N/A	–4.00 (10/04/04)
Class Z		–40.07	–1.38	1.29	—
Customized Blend[2]		–38.50	–1.19	–0.42	**
S&P 500 Index[3]		–36.99	–2.19	–1.38	***
Lipper Multi-Cap Core Funds Average[4]		–38.79	–2.61	0.82	****

2	Visit our website at www.prudential.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Customized Benchmark for Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the MSCI EAFE (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/09 is –15.81% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/08 is –1.90% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/09 is –19.26% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/08 is –2.92% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/09 is –19.14% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/08 is –3.29% for Classes M, R, and X.

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Fund objective

The investment objective of the Target Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

4	Visit our website at www.prudential.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2009, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

Target Asset Allocation Funds/Target Growth Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period, and held through the six-month period ended January 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

6	Visit our website at www.prudential.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$635.40	1.55%	$6.39
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class B	Actual	$1,000.00	$632.20	2.30%	$9.46
	Hypothetical	$1,000.00	$1,013.61	2.30%	$11.67

Class C	Actual	$1,000.00	$633.10	2.30%	$9.47
	Hypothetical	$1,000.00	$1,013.61	2.30%	$11.67

Class M	Actual	$1,000.00	$632.90	2.30%	$9.47
	Hypothetical	$1,000.00	$1,013.61	2.30%	$11.67

Class R	Actual	$1,000.00	$634.70	1.80%	$7.42
	Hypothetical	$1,000.00	$1,016.13	1.80%	$9.15

Class X	Actual	$1,000.00	$633.10	2.30%	$9.47
	Hypothetical	$1,000.00	$1,013.61	2.30%	$11.67

Class Z	Actual	$1,000.00	$635.90	1.30%	$5.36
	Hypothetical	$1,000.00	$1,018.65	1.30%	$6.61

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Portfolio of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.7%
COMMON STOCKS 94.6%

Aerospace & Defense 4.2%
2,300	AAR Corp.*	$41,722
600	Alliant Techsystems, Inc.*	48,486
14,900	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	224,543
27,541	General Dynamics Corp.	1,562,401
33,529	Lockheed Martin Corp.	2,750,719
1,725	Moog, Inc. (Class A Stock)*	51,681
2,600	MTU Aero Engines Holding AG (Germany)	72,906
23,700	Northrop Grumman Corp.	1,140,444
4,090	Raytheon Co.	207,036
1,200	Teledyne Technologies, Inc.*	33,444
1,800	Thales SA (France)	80,100
11,000	United Technologies Corp.	527,890

		6,741,372

Air Freight & Couriers 0.1%
3,600	FedEx Corp.	183,384

Air Freight & Logistics
1,575	Forward Air Corp.	31,910

Airlines 0.2%
119,300	Air New Zealand Ltd. (New Zealand)	54,106
58,300	Qantas Airways Ltd. (Australia)	89,297
14,767	Singapore Airlines Ltd. (Singapore)	107,923
7,990	UAL Corp.*	75,426

		326,752

Auto Components 0.1%
14,300	Johnson Controls, Inc.	178,893

Auto/Trucks Parts & Equipment 0.1%
10,300	JTEKT Corp. (Japan)	63,661
8,600	Keihin Corp. (Japan)	72,560
7,300	Nifco, Inc. (Japan)	65,099

		201,320

Automobile Manufacturers 0.6%
2,800	Daimler AG (Germany)	78,872
19,000	Fuji Heavy Industries Ltd. (Japan)	54,757
12,000	Honda Motor Co. Ltd. (Japan)	275,783

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobile Manufacturers (cont’d.)
34,500	Nissan Motor Co. Ltd. (Japan)	$103,934
1,500	PSA Peugeot Citroen SA (France)	25,553
1,000	Renault SA (France)	19,411
12,500	Toyota Motor Corp. (Japan)	402,102

		960,412

Automobiles 0.1%
16,000	Harley-Davidson, Inc.	194,880

Automotive Parts 0.2%
1,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	47,200
200	Georg Fischer AG (Switzerland)*	33,055
26,000	GKN PLC (United Kingdom)	31,744
2,800	O’Reilly Automotive, Inc.*	81,396
8,800	Sumitomo Electric Industries Ltd. (Japan)	66,239
2,500	Valeo SA (France)	27,977
25,500	Yokohama Rubber Co. Ltd. (The) (Japan)	89,588

		377,199

Banks 0.7%
19,200	Mizuho Financial Group, Inc. (Japan)	47,525
10,200	National Australia Bank Ltd. (Australia)	120,302
8,478	Northern Trust Corp.	487,655
24,641	Standard Chartered PLC (United Kingdom)	312,815
3,350	United Bankshares, Inc.	70,316

		1,038,613

Beverages 0.5%
5,000	Coca-Cola Co. (The)	213,600
700	Foster’s Group Ltd. (Australia)	2,407
3,010	Molson Coors Brewing Co. (Class B Stock)	121,213
5,610	PepsiCo, Inc.	281,790
11,028	SABMiller PLC (United Kingdom)	180,913

		799,923

Biotechnology 3.5%
6,470	Celgene Corp.*	342,587
29,968	Genentech, Inc.*	2,434,600
13,884	Genzyme Corp.*	956,885

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
36,276	Gilead Sciences, Inc.*	$1,841,733

		5,575,805

Building Materials 0.1%
35,000	Sanwa Holdings Corp. (Japan)	119,640

Building Products
1,705	Texas Industries, Inc.	38,721

Business Services 1.2%
3,355	FTI Consulting, Inc.*	137,589
6,045	ICON PLC, ADR (Ireland)*	121,504
11,121	MasterCard, Inc. (Class A Stock)	1,510,009
2,850	URS Corp.*	97,043

		1,866,145

Cable Television 0.2%
12,800	Rogers Communications, Inc. (Class B Stock) (Canada)	360,957

Capital Markets 0.1%
2,400	Morgan Stanley	48,552
3,800	Waddell & Reed Financial, Inc. (Class A Stock)	53,656

		102,208

Chemicals 2.5%
10,650	Air Products & Chemicals, Inc.	535,695
1,425	Airgas, Inc.	50,317
120	Arkema (France)	1,701
26,000	Asahi Kasei Corp. (Japan)	106,359
5,600	BASF SE (Germany)	162,907
2,500	Ciba Holding AG (Switzerland)	105,569
10,600	Clariant AG (Switzerland)*	52,822
35,700	Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	74,435
29,000	Dow Chemical Co. (The)	336,110
6,300	Eastman Chemical Co.	163,485
3,590	Ecolab, Inc.	121,916
240	Givaudan SA (Switzerland)	162,945
20,700	Huntsman Corp.	55,062
3,600	Koninklijke DSM NV (Netherlands)	86,657
1,300	Linde AG (Germany)	86,971
7,165	Macrovision Solutions Corp.*	93,933

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
16,000	Nippon Shokubai Co. Ltd. (Japan)	$106,480
4,900	PPG Industries, Inc.	184,142
21,980	Praxair, Inc.	1,368,475
1,965	Quaker Chemical Corp.	22,421
3,175	Scotts Miracle-Gro Co. (The) (Class A Stock)	102,298
3,795	Terra Industries, Inc.	77,722
1,800	Valspar Corp. (The)	31,230

		4,089,652

Clothing & Apparel 0.8%
26,122	NIKE, Inc. (Class B Stock)	1,182,020
4,600	Phillips-Van Heusen Corp.	87,492

		1,269,512

Commercial Banks 0.7%
6,600	Allied Irish Banks PLC (Ireland)	10,310
14,600	Bank of Ireland (Ireland)	12,151
6,780	Bank of New York Mellon Corp. (The)	174,517
1,250	Cullen/Frost Bankers, Inc.	54,712
33,700	Intesa Sanpaolo SpA (Italy)	106,687
18,900	KeyCorp	137,592
13,900	PNC Financial Services Group, Inc.	452,028
2,350	Prosperity Bancshares, Inc.	63,567
34,748	Royal Bank of Scotland Group PLC (United Kingdom)	11,078
1,100	Societe Generale (France)	46,408
2,299	Trustmark Corp.	46,670
500	Verwaltungs und Privat Bank AG (Liechtenstein)	50,349

		1,166,069

Commercial Services 0.5%
8,070	Accenture Ltd. (Class A Stock) (Bermuda)	254,689
1,485	American Public Education, Inc.*	58,153
5,745	Corrections Corp. of America*	79,166
6,235	GEO Group, Inc. (The)*	92,278
1,988	Healthcare Services Group, Inc.	30,449
1,700	Moody’s Corp.	36,414
6,960	Waste Connections, Inc.*	201,979

		753,128

Commercial Services & Supplies 0.6%
4,620	Monster Worldwide, Inc.*	42,550

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
29,500	Waste Management, Inc.	$920,105

		962,655

Communication Equipment
1,925	Nice Systems Ltd., ADR (Israel)*	36,941

Communications Equipment 0.1%
116,100	Alcatel-Lucent, ADR (France)*	228,717

Computer Hardware 3.3%
20,795	Apple, Inc.*	1,874,253
42,000	Hewlett-Packard Co.	1,459,500
20,051	International Business Machines Corp.	1,837,674
10,071	Logitech International SA (Switzerland)*	97,854

		5,269,281

Computer Services & Software 1.6%
11,765	Compellent Technologies, Inc.*	142,356
17,660	EMC Corp.*	194,966
2,990	Factset Research Systems, Inc.	119,002
2,200	Global Payments, Inc.	76,362
2,175	Hansen Medical, Inc.*	9,831
1,480	MICROS Systems, Inc.*	21,312
83,186	Microsoft Corp.	1,422,481
9,385	Netezza Corp.*	56,967
11,471	SAP AG (Germany)	409,044
4,400	TietoEnator Oyj (Finland)	49,971

		2,502,292

Computers 0.1%
10,670	NetApp, Inc.*	158,236

Computers & Peripherals
2,640	Cognizant Technology Solutions Corp. (Class A Stock)*	49,447

Construction 0.1%
700	Ciments Francais SA (France)	53,759
1,200	Granite Construction, Inc.	42,264
2,400	Hovnanian Enterprises, Inc. (Class A Stock)*	4,056
1,300	Meritage Homes Corp.*	14,326

		114,405

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction Materials
32,200	CSR Ltd. (Australia)	$28,503

Consumer Finance
3,175	First Cash Financial Services, Inc.*	53,404

Consumer Products & Services 0.6%
1,520	Apollo Group, Inc. (Class A Stock)*	123,819
3,620	Avon Products, Inc.	74,029
5,210	Colgate-Palmolive Co.	338,859
59,700	Pacific Brands Ltd. (Australia)	15,833
9,912	Reckitt Benckiser Group PLC (United Kingdom)	384,247
1,400	Snap-on, Inc.	42,252
1,600	Toro Co. (The)	47,376

		1,026,415

Containers & Packaging 0.1%
450	Owens & Minor, Inc.	17,897
3,025	Pactiv Corp.*	65,400
1,600	Silgan Holdings, Inc.	73,344

		156,641

Cosmetics & Toiletries 0.1%
4,680	Alberto-Culver Co.	114,473

Distribution/Wholesale 0.2%
26,800	Marubeni Corp. (Japan)	95,381
810	MWI Veterinary Supply, Inc.*	16,954
11,000	Sumitomo Corp. (Japan)	99,544
1,000	Watsco, Inc.	33,050

		244,929

Diversified Consumer Services
650	Hillenbrand, Inc.	12,019

Diversified Financial Services 1.3%
52,707	Bank of America Corp.	346,812
11,550	Charles Schwab Corp. (The)	156,964
60,010	JPMorgan Chase & Co.	1,530,855
9,200	Redecard SA (Brazil)	104,095

		2,138,726

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Manufacturing 0.1%
19,800	IMI PLC (United Kingdom)	$77,115
41,000	Tomkins PLC (United Kingdom)	69,963

		147,078

Diversified Operations 0.2%
4,801	LVMH Moet Hennessy Louis Vuitton SA (France)	263,130
5,000	Mitsui & Co. Ltd. (Japan)	52,176

		315,306

Diversified Telecommunication Services 0.9%
49,600	Verizon Communications, Inc.	1,481,552

Education 0.1%
1,820	DeVry, Inc.	97,515
1,360	New Oriental Education & Technology Group, Inc., ADR (China)*	68,925

		166,440

Electric Utilities 1.7%
4,660	Allegheny Energy, Inc.	154,898
40,187	Edison International	1,308,891
11,800	Enel SpA (Italy)	66,402
1,500	Entergy Corp.	114,540
8,400	Exelon Corp.	455,448
7,722	Fortum Oyj (Finland)	151,076
6,900	FPL Group, Inc.	355,695
1,000	Integrys Energy Group, Inc.	41,750
1,045	Westar Energy, Inc.	20,984

		2,669,684

Electrical Equipment
975	Smith (A.O.) Corp.	26,793

Electronic Components 0.5%
2,500	Checkpoint Systems, Inc.*	22,375
1,890	Dolby Laboratories, Inc. (Class A Stock)*	48,308
4,000	Emerson Electric Co.	130,800
2,200	FLIR Systems, Inc.*	54,934
12,000	Panasonic Corp. (Japan)	145,592
11,500	Sanmina-SCI Corp.*	3,795
1,580	SunPower Corp. (Class A Stock)*	53,025
13,475	TT Electronics PLC (United Kingdom)	5,858

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components (cont’d.)
7,770	Universal Electronics, Inc.*	$87,646
4,787	Vestas Wind Systems A/S (Denmark)*	233,927

		786,260

Electronic Components & Equipment 0.3%
800	Belden CDT, Inc.	10,448
5,370	Coherent, Inc.*	97,143
4,100	Fanuc Ltd. (Japan)	242,979
4,200	Koninklijke Philips Electronics NV (Netherlands)	76,363
3,350	OYO Geospace Corp.*	50,082

		477,015

Electronic Equipment & Instruments 0.3%
12,100	Alps Electric Co. Ltd. (Japan)	50,799
1,160	Itron, Inc.*	75,748
25,175	Tyco Electronics Ltd. (Bermuda)	356,478

		483,025

Energy Equipment & Services 0.7%
9,022	Diamond Offshore Drilling, Inc.	566,221
35,200	Halliburton Co.	607,200

		1,173,421

Engineering/Construction 0.2%
14,890	ABB Ltd., ADR (Switzerland)	194,314
23,400	Downer EDI Ltd. (Australia)	52,028
675	Foster Wheeler Ltd.*	13,480

		259,822

Entertainment & Leisure 1.2%
6,485	Bally Technologies, Inc.*	130,932
12,015	Carnival PLC (United Kingdom)	220,959
5,710	DreamWorks Animation SKG, Inc. (Class A Stock)*	125,334
4,690	Hasbro, Inc.	113,170
96,138	Las Vegas Sands Corp.*	495,111
2,200	Life Time Fitness, Inc.*	32,582
10,210	Lions Gate Entertainment Corp. (Canada)*	57,278
1,395	NetFlix, Inc.*	50,415
1,196	Nintendo Co. Ltd. (Japan)	370,778
4,500	OPAP SA (Greece)	131,368

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Entertainment & Leisure (cont’d.)
14,675	Shuffle Master, Inc.*	$49,748
9,600	Tabcorp Holdings Ltd. (Australia)	39,662
3,580	WMS Industries, Inc.*	79,548

		1,896,885

Environmental Services 0.2%
27,000	Centennial Coal Co. Ltd. (Australia)	47,131
8,025	Republic Services, Inc.	207,526

		254,657

Farming & Agriculture 1.3%
25,100	AWB Ltd. (Australia)	34,724
116,367	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	73,478
4,475	Intrepid Potash, Inc.*	91,201
25,167	Monsanto Co.	1,914,202

		2,113,605

Financial - Bank & Trust 3.5%
2,850	Astoria Financial Corp.	25,878
3,100	Banche Popolari Unite ScpA (Italy)	38,700
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	123,886
23,300	Banco Santander SA (NYSE) (Spain)	188,546
3,467	Banco Santander SA (XLON) (Spain)	27,757
27,600	Barclays PLC (United Kingdom)	42,437
8,800	BNP Paribas (France)	338,136
23,500	Bradford & Bingley PLC (United Kingdom)*	—
124,803	China Merchants Bank Co. Ltd. (Class H Stock) (China)	201,533
6,700	Comerica, Inc.	111,622
5,800	Credit Agricole SA (France)	70,847
6,900	Credit Suisse Group AG (Switzerland)	177,512
3,200	Danske Bank A/S (Denmark)	32,429
100	Danvers Bancorp, Inc.	1,259
3,200	Deutsche Bank AG (Germany)	84,813
3,400	Dexia NV/SA (Belgium)	10,687
2,900	East West Bancorp, Inc.	27,521
12,339	Goldman Sachs Group, Inc. (The)	996,127
4,941	Julius Baer Holding AG (Switzerland)	147,306
33,752	Lloyds TSB Group PLC (United Kingdom)	44,365
10,168	National Bank of Greece SA (Greece)	171,591
5,000	Natixis SA (France)	7,842

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
5,900	Nordea Bank AB (Sweden)	$31,313
2,200	Pacific Capital Bancorp	23,342
6,610	State Street Corp.	153,815
1,800	Sterling Financial Corp.	3,330
13,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	63,745
2,500	SunTrust Banks, Inc.	30,650
39,502	U.S. Bancorp	586,210
96,410	Wells Fargo & Co.	1,822,149

		5,585,348

Financial Services 2.2%
42,200	Citigroup, Inc.	149,810
13,100	DnB NOR ASA (Norway)	44,641
2,700	Eaton Vance Corp.	51,678
4,880	First Commonwealth Financial Corp.	46,799
3,149	Franklin Resources, Inc.	152,474
22,310	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	191,625
1,790,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	756,804
2,570	Investment Technology Group, Inc.*	55,718
10,900	Irish Life & Permanent PLC (Ireland)	23,028
3,200	Jefferies Group, Inc.	36,928
1,705	Lender Processing Services, Inc.	44,194
1,800	Muenchener Rueckversicherungs AG (Germany)	238,998
25,000	Noble Group Ltd. (Hong Kong)	16,842
4,247	Raymond James Financial, Inc.	78,612
700	Student Loan Corp. (The)	32,858
29,225	Visa, Inc. (Class A Stock)	1,442,254
10,610	Western Union Co. (The)	144,933

		3,508,196

Food 1.3%
11,800	Dairy Crest Group PLC (United Kingdom)	34,201
9,929	Groupe Danone (France)	511,699
950	JM Smucker Co. (The)	42,893
1,700	Kellogg Co.	74,273
2,210	Kraft Foods, Inc. (Class A Stock)	61,990
33,982	Nestle SA (Switzerland)	1,177,168
46,600	Northern Foods PLC (United Kingdom)	36,130
700	Ralcorp Holdings, Inc.*	41,454
2,300	Suedzucker AG (Germany)	36,428

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food (cont’d.)
17,300	Tate & Lyle PLC (United Kingdom)	$83,361
825	TreeHouse Foods, Inc.*	21,772

		2,121,369

Food & Drug Retailers 1.4%
85,359	CVS Caremark Corp.	2,294,450

Food & Staples Retailing 0.5%
40,200	Safeway, Inc.	861,486

Furniture
9,300	Electrolux AB (Class B Stock) (Sweden)	67,256

Gas Utilities
900	Atmos Energy Corp.	22,095

Healthcare Equipment & Supplies 1.0%
1,980	Alcon, Inc. (Switzerland)	169,567
11,570	Baxter International, Inc.	678,580
6,980	Cutera, Inc.*	46,836
16,750	Medtronic, Inc.	560,958
7,345	Thoratec Corp.*	212,785

		1,668,726

Healthcare Providers & Services 0.6%
2,560	Amedisys, Inc.*	105,549
15,300	Cardinal Health, Inc.	576,045
2,150	inVentiv Health, Inc.*	20,511
1,300	LHC Group, Inc.*	34,593
2,755	Lincare Holdings, Inc.*	66,258
8,238	UnitedHealth Group, Inc.	233,382

		1,036,338

Healthcare Services 0.8%
10,900	Aetna, Inc.	337,900
2,200	AMERIGROUP Corp.*	61,534
1,075	AmSurg Corp.*	21,059
2,900	Astellas Pharma, Inc. (Japan)	109,801
4,094	Biogen Idec, Inc.*	199,173
6,465	Centene Corp.*	114,624
1,300	Covance, Inc.*	50,180
2,200	Fresenius Medical Care AG & Co. KGaA (Germany)	98,618

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Services (cont’d.)
2,925	Healthspring, Inc.*	$50,954
2,600	Healthways, Inc.*	35,932
3,280	Mednax, Inc.*	110,110
2,875	Patterson Cos., Inc.*	52,871

		1,242,756

Hotels, Restaurants & Leisure 3.3%
10,060	International Game Technology	106,636
63,536	McDonald’s Corp.	3,686,359
15,985	Wynn Resorts Ltd.*	480,829
38,734	Yum! Brands, Inc.	1,108,567

		5,382,391

Household Durables 0.2%
7,400	Alpine Electronics, Inc. (Japan)	52,265
6,000	Fortune Brands, Inc.	192,000

		244,265

Household Products 0.6%
18,000	Kimberly-Clark Corp.	926,460

Industrial Conglomerates 0.6%
10,300	3M Co.	554,037
25,352	CITIC Pacific Ltd. (Hong Kong)	29,803
575	Teleflex, Inc.	30,579
17,675	Tyco International Ltd. (Bermuda)	371,528

		985,947

Industrial Products 0.2%
1,900	Harsco Corp.	45,068
28,200	Kurabo Industries Ltd. (Japan)	44,562
2,200	Precision Castparts Corp.	142,890
2,460	Roper Industries, Inc.	101,204

		333,724

Insurance 3.7%
8,735	ACE Ltd. (Switzerland)	381,370
11,800	Aegon NV (Netherlands)	62,550
32,400	Allstate Corp. (The)	702,108
1,450	Aspen Insurance Holdings Ltd. (Bermuda)	32,045
10,500	Aviva PLC (United Kingdom)	47,475

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
15,500	AXA SA (France)	$242,420
1,700	Baloise Holding AG (Switzerland)	105,893
133,200	China Life Insurance Co. Ltd. (Class H Stock) (China)	350,579
10,400	Chubb Corp.	442,832
2,175	Delphi Financial Group, Inc. (Class A Stock)	32,995
1,775	Gallagher, (Arthur J.) & Co.	41,837
17,900	Genworth Financial, Inc. (Class A Stock)	41,528
2,900	Hanover Insurance Group, Inc. (The)	117,218
2,787	HCC Insurance Holdings, Inc.	65,244
10,500	ING Groep NV, ADR (Netherlands)	85,800
1,575	IPC Holdings Ltd. (Bermuda)	40,414
56,600	Legal & General Group PLC (United Kingdom)	50,527
42,621	MetLife, Inc.	1,224,501
49,800	Old Mutual PLC (United Kingdom)	37,817
1,400	Protective Life Corp.	11,592
1,800	State Auto Financial Corp.	39,780
9,393	Swiss Reinsurance (Switzerland)	250,556
27,300	Travelers Cos., Inc. (The)	1,054,872
1,875	United Fire & Casualty Co.	37,594
8,600	Unum Group	121,776
24,200	XL Capital Ltd. (Class A Stock) (Bermuda)	70,180
1,000	Zurich Financial Services AG (Switzerland)	181,050

		5,872,553

Internet Services 1.2%
1,500	Digital River, Inc.*	37,155
4,316	Google, Inc. (Class A Stock)*	1,461,096
15,230	Intel Corp.	196,467
4,885	Internet Capital Group, Inc.*	21,054
24,080	TIBCO Software, Inc.*	128,828

		1,844,600

Internet Software & Services 0.9%
1,000	Amazon.com, Inc.*	58,820
1,000	Baidu, Inc., ADR (China)*	127,160
15,200	eBay, Inc.*	182,704
37,483	Oracle Corp.*	630,839
23,000	VeriSign, Inc.*	444,130
4,300	Yahoo!, Inc.*	50,439

		1,494,092

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 0.1%
1,200	CACI International, Inc. (Class A Stock)*	$54,180
66,400	Logica PLC (United Kingdom)	63,269
6,225	SRA International, Inc. (Class A Stock)*	101,654

		219,103

Life Science Tools & Services 0.3%
11,630	Thermo Fisher Scientific, Inc.*	417,866

Machinery 0.8%
1,250	Actuant Corp. (Class A Stock)	20,600
3,550	Bucyrus International, Inc.	55,025
22,300	Caterpillar, Inc.	687,955
4,800	Cummins, Inc.	115,104
1,450	General Cable Corp.*	23,867
3,500	Heidelberger Druckmaschinen AG (Germany)	13,668
850	Kaydon Corp.	23,120
825	Lincoln Electric Holdings, Inc.	33,965
9,300	PACCAR, Inc.	245,427
300	Rieter Holding AG (Switzerland)	33,857
675	Rofin-Sinar Technologies, Inc.*	11,401

		1,263,989

Machinery & Equipment 0.2%
7,866	Deere & Co.	273,265
425	Lindsay Corp.	11,050
350	Nordson Corp.	10,573
8,600	Volvo AB (Class B Stock) (Sweden)	34,541

		329,429

Machinery - Construction & Mining 0.1%
12,049	Komatsu Ltd. (Japan)	124,390

Manufacturing 0.5%
11,530	Danaher Corp.	644,873
16,000	General Electric Co.	194,080
4,600	Hexcel Corp.*	38,134

		877,087

Materials 0.1%
1,600	Potash Corp. of Saskatchewan, Inc. (Canada)	119,776

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 1.1%
7,344	British Sky Broadcasting Group PLC (United Kingdom)	$52,895
40,000	CBS Corp. (Class B Stock)	228,800
33,400	Comcast Corp. (Class A Stock)	489,310
10,795	Entravision Communications Corp. (Class A Stock)*	9,068
50,100	Time Warner, Inc.	467,433
18,141	Walt Disney Co. (The)	375,156
3,330	Wiley, (John) & Sons, Inc. (Class A Stock)	117,982

		1,740,644

Medical Supplies & Equipment 1.1%
1,530	Becton, Dickinson and Co.	111,185
23,731	Boston Scientific Corp.*	210,494
6,373	Covidien Ltd.	244,341
875	Myriad Genetics, Inc.*	65,249
3,675	Quality Systems, Inc.	137,004
3,695	ResMed, Inc.*	147,431
43,700	Smith & Nephew PLC (United Kingdom)	315,698
8,050	St. Jude Medical, Inc.*	292,779
3,500	Stryker Corp.	147,840
610	SurModics, Inc.*	12,096
2,675	Vital Images, Inc.*	30,254

		1,714,371

Metals & Mining 1.1%
35,800	Alcoa, Inc.	278,882
3,020	Alpha Natural Resources, Inc.*	49,286
4,608	BHP Billiton Ltd., ADR (Australia)	172,984
3,737	BHP Billiton PLC (United Kingdom)	63,959
23,600	BlueScope Steel Ltd. (Australia)	51,875
4,150	Cliffs Natural Resources, Inc.	96,156
6,800	Kyoei Steel Ltd. (Japan)	114,210
3,215	Northwest Pipe Co.*	113,361
11,210	Nucor Corp.	457,256
37,998	OZ Minerals Ltd. (Australia)	13,279
5,700	Peabody Energy Corp.	142,500
3,300	Rautaruukki Oyj (Finland)	52,605
1,800	Steel Dynamics, Inc.	19,116
4,500	ThyssenKrupp AG (Germany)	91,843
2,600	Timken Co.	38,714

		1,756,026

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Miscellaneous Manufacturing
9,900	AGFA-Gevaert NV (Belgium)*	$34,859

Multi-Line Retail 0.2%
14,700	JC Penney Co., Inc.	246,225

Multi-Utilities 0.7%
11,000	Dominion Resources, Inc.	386,980
17,200	Public Service Enterprise Group, Inc.	543,004
850	Vectren Corp.	21,921
4,000	Wisconsin Energy Corp.	178,320

		1,130,225

Multimedia 0.3%
20,127	Vivendi (France)	520,821

Office Electronics 0.3%
77,900	Xerox Corp.	517,256

Office Equipment 0.1%
8,600	Oce NV (Netherlands)	22,243
15,700	Ricoh Co. Ltd. (Japan)	191,598

		213,841

Oil & Gas 0.5%
21,300	Centrica PLC (United Kingdom)	79,639
10,268	Hess Corp.	571,004
800	Oil States International, Inc.*	14,648
5,300	StatoilHydro ASA (Norway)	91,606

		756,897

Oil & Gas Exploration/Production
5,300	Gazprom OAO, ADR (Russia)	68,741

Oil, Gas & Consumable Fuels 8.3%
1,408	Air Liquide (France)	102,822
8,603	Anadarko Petroleum Corp.	316,074
13,536	Apache Corp.	1,015,200
1,100	Arena Resources, Inc.*	26,796
1,425	Atwood Oceanics, Inc.*	23,726
55,200	BP PLC (United Kingdom)	395,577
3,100	Cabot Oil & Gas Corp.	85,219
4,400	Canadian Natural Resources Ltd. (Canada)	157,485

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
3,800	Canadian Oil Sands Trust (Canada)	$57,949
22,393	Chevron Corp.	1,579,154
1,150	Concho Resources, Inc.*	29,003
32,600	ConocoPhillips	1,549,478
885	Core Laboratories NV (Netherlands)	59,463
200	Cosmo Oil Co. Ltd. (Japan)	532
3,910	Denbury Resources, Inc.*	47,858
6,035	Devon Energy Corp.	371,756
11,500	ENI SpA (Italy)	245,016
1,800	Equitable Resources, Inc.	61,614
9,460	Exxon Mobil Corp.	723,501
2,259	Headwaters, Inc.*	10,233
3,470	Lufkin Industries, Inc.	121,277
30,000	Marathon Oil Corp.	816,900
29,500	Nippon Oil Corp. (Japan)	128,187
10,000	Norsk Hydro ASA (Norway)	35,810
9,605	Occidental Petroleum Corp.	523,953
1,500	ONEOK, Inc.	43,830
21,978	Petroleo Brasileiro SA, ADR (Brazil)	575,824
2,500	Plains Exploration & Production Co.*	52,800
6,500	Repsol YPF SA (Spain)	116,849
18,000	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	432,497
12,700	Royal Dutch Shell PLC, ADR (Netherlands)	607,441
12,486	Schlumberger Ltd. (Netherlands)	509,554
4,140	Southwestern Energy Co.*	131,031
2,200	St. Mary Land & Exploration Co.	42,570
2,300	Swift Energy Co.*	35,236
2,000	Total SA (France)	100,319
23,684	Transocean Ltd. (Switzerland)*	1,293,620
3,400	Weatherford International Ltd.*	37,502
1,700	WGL Holdings, Inc.	54,570
20,692	XTO Energy, Inc.	767,466

		13,285,692

Paper & Forest Products 0.1%
42,200	DS Smith PLC (United Kingdom)	49,536
15,000	International Paper Co.	136,800
2,450	Owens-Illinois, Inc.*	46,550

		232,886

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 8.0%
19,810	Abbott Laboratories	$1,098,267
7,410	Allergan, Inc.	282,469
12,710	American Medical Systems Holdings, Inc.*	135,997
8,898	Amgen, Inc.*	488,055
8,100	AstraZeneca PLC (United Kingdom)	313,534
3,305	BioMarin Pharmaceutical, Inc.*	63,654
12,400	Bristol-Myers Squibb Co.	265,484
1,520	Cephalon, Inc.*	117,314
3,925	Cubist Pharmaceuticals, Inc.*	84,034
2,700	Daiichi Sankyo Co. Ltd. (Japan)	60,625
30,800	Eli Lilly & Co.	1,134,056
10,200	GlaxoSmithKline PLC (United Kingdom)	180,264
6,800	H. Lundbeck A/S (Denmark)	142,497
2,665	Herbalife Ltd.	54,659
28,458	Johnson & Johnson	1,641,742
6,330	Medco Health Solutions, Inc.*	284,407
28,700	Merck & Co., Inc.	819,385
6,467	Novartis AG (Switzerland)	268,069
10,900	Novo Nordisk A/S (Class B Stock) (Denmark)	585,075
795	Onyx Pharmaceuticals, Inc.*	24,192
91,600	Pfizer, Inc.	1,335,528
2,700	Pharmaceutical Product Development, Inc.	64,503
3,273	Roche Holding AG (Switzerland)	461,081
5,600	Sanofi-Aventis SA (France)	316,098
49,965	Schering-Plough Corp.	877,386
1,300	Takeda Pharmaceutical Co. Ltd. (Japan)	60,916
18,976	Teva Pharmaceutical Industries Ltd., ADR (Israel)	786,555
21,790	Wyeth	936,316

		12,882,162

Professional Services
1,450	Watson Wyatt Worldwide, Inc. (Class A Stock)	67,425

Real Estate
36,100	Beazley Group PLC (United Kingdom)	66,964

Real Estate Investment Trusts 0.4%
4,426	AvalonBay Communities, Inc.	229,294
7,950	MFA Mortgage Investments, Inc.	45,554
6,700	Simon Property Group, Inc.	287,966

		562,814

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Restaurants 0.1%
6,340	BJ’s Restaurants, Inc.*	$70,374
2,050	Brinker International, Inc.	22,488
2,471	Wendy’s/Arby’s Group, Inc. (Class A Stock)	12,454

		105,316

Retail & Merchandising 3.8%
1,350	Abercrombie & Fitch Co. (Class A Stock)	24,098
6,639	Cash America International, Inc.	121,361
17,440	Costco Wholesale Corp.	785,323
69,600	DSG International PLC (United Kingdom)	22,190
2,480	GameStop Corp. (Class A Stock)*	61,454
8,555	Genesco, Inc.*	131,747
9,628	Hennes & Mauritz AB (Class B Stock) (Sweden)	372,886
4,100	Kohl’s Corp.*	150,511
69,102	Lowe’s Cos., Inc.	1,262,494
2,700	Rallye SA (France)	54,068
3,950	School Specialty, Inc.*	65,175
5,175	Sonic Corp.*	50,404
31,040	Staples, Inc.	494,778
19,460	Target Corp.	607,152
7,690	TJX Cos., Inc.	149,340
3,000	UNY Co. Ltd. (Japan)	24,936
122,900	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	256,539
25,597	Wal-Mart Stores, Inc.	1,206,131
11,720	Walgreen Co.	321,245

		6,161,832

Retailers - Food & Drug 0.3%
23,921	Kroger Co. (The)	538,222

Road & Rail 0.4%
9,700	Burlington Northern Santa Fe Corp.	642,625
450	Landstar System, Inc.	16,141

		658,766

Semiconductor Components 0.1%
92,100	ARM Holdings PLC (United Kingdom)	122,459

Semiconductors 0.3%
16,880	Marvell Technology Group Ltd. (Bermuda)*	123,055
3,650	Microsemi Corp.*	30,660
10,800	Texas Instruments, Inc.	161,460

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
5,740	Varian Semiconductor Equipment Associates, Inc.*	$109,290

		424,465

Semiconductors & Semiconductor Equipment 0.2%
5,795	Advanced Energy Industries, Inc.*	52,039
3,700	Broadcom Corp. (Class A Stock)*	58,645
880	Hittite Microwave Corp.*	22,546
5,840	Linear Technology Corp.	136,773

		270,003

Software 1.4%
3,100	ANSYS, Inc.*	77,066
11,100	BMC Software, Inc.*	281,163
36,805	CA, Inc.	662,122
3,000	Citrix Systems, Inc.	63,120
14,390	Eclipsys Corp.*	126,056
6,070	Electronic Arts, Inc.*	93,721
10,630	McAfee, Inc.*	324,109
14,310	Nuance Communications, Inc.*	141,097
5,580	Research In Motion Ltd.* (Canada)	309,132
2,675	Sybase, Inc.*	73,054
3,000	Tyler Technologies, Inc.*	37,770

		2,188,410

Specialty Retail 1.0%
3,030	Aaron Rents, Inc.	66,236
7,000	AutoNation, Inc.*	64,960
12,670	Best Buy Co., Inc.	355,013
5,800	CarMax, Inc.*	47,966
14,900	Gap, Inc. (The)	168,072
38,630	Home Depot, Inc. (The)	831,704
7,100	Limited Brands, Inc.	56,232

		1,590,183

Steel Producers/Products
2,400	Voestalpine AG (Austria)	46,770

Telecommunication Services
3,700	Syniverse Holdings, Inc.*	50,172

Telecommunications 4.2%
9,200	Amdocs Ltd.* (Guernsey)	155,664

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
9,100	America Movil SAB de CV, ADR (Class L Stock) (Mexico)	$259,441
6,000	Arris Group, Inc.*	42,720
57,100	AT&T, Inc.	1,405,802
88,200	BT Group PLC (United Kingdom)	134,082
32,512	China Mobile Ltd. (Hong Kong)	292,666
38,140	Cisco Systems, Inc.*	570,956
8,345	EMS Technologies, Inc.*	200,280
18,469	France Telecom SA (France)	415,252
1,460	Juniper Networks, Inc.*	20,674
7,150	MetroPCS Communications, Inc.*	97,168
95,490	MobileOne Ltd. (Singapore)	102,108
4,000	Nippon Telegraph & Telephone Corp. (Japan)	193,728
22,663	Nokia Oyj (Finland)	278,278
70	NTT DoCoMo, Inc. (Japan)	121,944
10,300	Portugal Telecom SGPS SA (Portugal)*	83,085
38,628	QUALCOMM, Inc.	1,334,597
2,700	SBA Communications Corp. (Class A Stock)*	53,730
700	Swisscom AG (Switzerland)	220,730
60,000	Telecom Italia SpA (Italy)	74,019
20,700	Telefonica SA (Spain)	369,203
13,800	Vodafone Group PLC (United Kingdom)	25,938
17,790	Vodafone Group PLC, ADR (United Kingdom)	330,716

		6,782,781

Textiles, Apparel & Luxury Goods 0.1%
3,225	Hanesbrands, Inc.*	28,993
14,100	Jones Apparel Group, Inc.	48,786

		77,779

Thrifts & Mortgage Finance
58,000	Washington Mutual, Inc.	—

Tobacco 1.6%
46,400	Altria Group, Inc.	767,456
4,871	British American Tobacco PLC (United Kingdom)	134,121
5,000	Lorillard, Inc.	297,300
38,900	Philip Morris International, Inc.	1,445,135

		2,644,012

Transportation 1.9%
7,200	Canadian National Railway Co. (Canada)	252,301

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Transportation (cont’d.)
5,780	J.B. Hunt Transport Services, Inc.	$128,721
51,900	Neptune Orient Lines Ltd. (Singapore)	37,843
19,190	Norfolk Southern Corp.	736,128
19,908	Orient Overseas International Ltd. (Hong Kong)	46,871
41,932	Union Pacific Corp.	1,836,202

		3,038,066

Utilities 0.7%
10,967	E.ON AG (Germany)	354,422
10,757	FirstEnergy Corp.	537,742
6,464	PG&E Corp.	249,963

		1,142,127

	TOTAL COMMON STOCKS (cost $191,834,287)	152,208,026

PREFERRED STOCK 0.1%

Financial - Bank & Trust 0.1%
7,125	Wells Fargo & Co. Series J, 8.00%, CVT (cost $136,952)	129,675
RIGHTS*

Financial Services
5,600	Fortis, expiring 03/09/09 (Belgium) (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $191,971,239)	152,337,701

SHORT-TERM INVESTMENT 5.6%

Affiliated Money Market Mutual Fund
9,003,352	Dryden Core Investment Fund-Taxable Money Market Series (cost $9,003,352)(a)	9,003,352

	TOTAL INVESTMENTS(b) 100.3% (cost $200,974,591; Note 5)	161,341,053
	Liabilities in excess of other assets(c) (0.3%)	(448,741)

	NET ASSETS 100%	$160,892,312

The following abbreviations are used in Portfolio descriptions:

ADR—American Depositary Receipt

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

CVT—Convertible Security

NYSE—New York Stock Exchange

XLON—London Stock Exchange

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

MXN—Mexico Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(b)	As of January 31, 2009, 61 securities representing $6,754,072 and 4.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on foreign currency exchange contracts of:

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 02/03/09	GBP	2	$2,765	$2,798	$33
Euro, Expiring 06/16/09	EUR	741	1,013,762	947,741	(66,021)
Mexican Peso, Expiring 05/29/09	MXN	1,220	85,470	83,027	(2,443)

			$1,101,997	$1,033,566	$(68,431)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Australia Dollar, Expiring 02/03/09	AUD	4	$2,765	$2,688	$77
British Pound, Expiring 06/19/09	GBP	185	283,522	267,955	15,567
Euro, Expiring 06/16/09	EUR	1,139	1,518,141	1,456,785	61,356
Mexican Peso, Expiring 05/29/09	MXN	7,300	512,910	496,804	16,106

			$2,317,338	$2,224,232	$93,106

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$154,586,981	—
Level 2—Other Significant Observable Inputs	6,740,793	$24,675
Level 3—Significant Unobservable Inputs	13,279	—

Total	$161,341,053	$24,675

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 7/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	$(424,225)
Change in unrealized appreciation (depreciation)	(82,325)
Net purchases (sales)	(141,921)
Transfers in and/or out of Level 3	661,750

Balance as of 1/31/09	$13,279

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as January 31, 2009 were as follows:

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	8.0
Affiliated Money Market Mutual Fund	5.6
Telecommunications	4.2
Aerospace & Defense	4.2
Retail & Merchandising	3.8
Insurance	3.7
Financial—Bank & Trust	3.6
Biotechnology	3.5
Hotels, Restaurants & Leisure	3.3
Computer Hardware	3.3
Chemicals	2.5
Financial Services	2.2
Transportation	1.9
Electric Utilities	1.7
Tobacco	1.6
Computer Services & Software	1.6
Food & Drug Retailers	1.4
Software	1.4
Diversified Financial Services	1.3
Food	1.3
Farming & Agriculture	1.3
Entertainment & Leisure	1.2
Business Services	1.2
Internet Services	1.2
Metals & Mining	1.1
Media	1.1
Medical Supplies & Equipment	1.1
Healthcare Equipment & Supplies	1.0
Specialty Retail	1.0
Internet Software & Services	0.9
Diversified Telecommunication Services	0.9
Clothing & Apparel	0.8
Machinery	0.8
Healthcare Services	0.8
Energy Equipment & Services	0.7
Commercial Banks	0.7
Utilities	0.7
Multi-Utilities	0.7
Banks	0.7
Healthcare Providers & Services	0.6
Consumer Products & Services	0.6
Industrial Conglomerates	0.6
Commercial Services & Supplies	0.6
Automobile Manufacturers	0.6
Household Products	0.6

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Industry (cont’d.)
Manufacturing	0.5%
Food & Staples Retailing	0.5
Beverages	0.5
Electronic Components	0.5
Oil & Gas	0.5
Commercial Services	0.5
Road & Rail	0.4
Real Estate Investment Trusts	0.4
Retailers—Food & Drug	0.3
Multimedia	0.3
Office Electronics	0.3
Electronic Equipment & Instruments	0.3
Electronic Components & Equipment	0.3
Semiconductors	0.3
Life Science Tools & Services	0.3
Automotive Parts	0.2
Cable Television	0.2
Industrial Products	0.2
Machinery & Equipment	0.2
Airlines	0.2
Diversified Operations	0.2
Semiconductors & Semiconductor Equipment	0.2
Engineering/Construction	0.2
Environmental Services	0.2
Multi-Line Retail	0.2
Distribution/Wholesale	0.2
Household Durables	0.2
Paper & Forest Products	0.1
Communications Equipment	0.1
IT Services	0.1
Office Equipment	0.1
Auto/Trucks Parts & Equipment	0.1
Automobiles	0.1
Air Freight & Couriers	0.1
Auto Components	0.1
Education	0.1
Computers	0.1
Containers & Packaging	0.1
Diversified Manufacturing	0.1
Machinery—Construction & Mining	0.1
Semiconductor Components	0.1
Materials	0.1
Building Materials	0.1
Cosmetics & Toiletries	0.1
Construction	0.1
Restaurants	0.1
Capital Markets	0.1
Textiles, Apparel & Luxury Goods	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Financial Statements

(Unaudited)

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Growth Allocation Fund

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $191,971,239)	$152,337,701
Affiliated Investments (cost $9,003,352)	9,003,352
Foreign currency, at value (cost $36,104)	34,741
Cash	543,102
Receivable for investments sold	2,888,399
Tax reclaim receivable	256,059
Dividends and interest receivable	194,877
Unrealized appreciation on foreign currency exchange contracts	93,139
Prepaid expenses	2,951

Total assets	165,354,321

Liabilities
Payable for investments purchased	3,666,174
Accrued expenses and other liabilities	234,992
Payable for Fund shares reacquired	216,374
Management fee payable	108,820
Distribution fee payable	90,273
Affiliated transfer agent fee payable	68,919
Unrealized depreciation on foreign currency exchange contracts	68,464
Deferred trustees’ fees	7,993

Total liabilities	4,462,009

Net Assets	$160,892,312

Net assets were comprised of:
Shares of beneficial interest, at par	$23,147
Paid-in capital, in excess of par	261,748,552

261,771,699
Accumulated net investment loss	(495,214)
Accumulated net realized loss on investment and foreign currency transactions	(60,773,331)
Net unrealized depreciation on investments and foreign currencies	(39,610,842)

Net assets, January 31, 2009	$160,892,312

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share, ($77,383,073 ÷ 10,732,017 shares of common stock issued and outstanding)	$7.21
Maximum sales charge (5.5% of offering price)	0.42

Maximum offering price to public	$7.63

Class B:
Net asset value, offering price and redemption price per share, ($31,795,736 ÷ 4,742,815 shares of common stock issued and outstanding)	$6.70

Class C:
Net asset value, offering price and redemption price per share, ($44,749,016 ÷ 6,671,063 shares of common stock issued and outstanding)	$6.71

Class M:
Net asset value, offering price and redemption price per share, ($2,398,643 ÷ 356,833 shares of common stock issued and outstanding)	$6.72

Class R:
Net asset value, offering price and redemption price per share, ($163,343 ÷ 22,785 shares of common stock issued and outstanding)	$7.17

Class X:
Net asset value, offering price and redemption price per share, ($1,879,609 ÷ 280,091 shares of common stock issued and outstanding)	$6.71

Class Z:
Net asset value, offering price and redemption price per share, ($2,522,892 ÷ 341,718 shares of common stock issued and outstanding)	$7.38

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	37

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $28,070)	$2,497,141
Affiliated dividend income	141,728
Unaffiliated interest income	1,435

2,640,304

Expenses
Management fee	782,605
Distribution fee—Class A	121,291
Distribution fee—Class B	216,627
Distribution fee—Class C	290,731
Distribution fee—Class M	16,859
Distribution fee—Class R	581
Distribution fee—Class X	13,225
Transfer agent’s fees and expenses (including affiliated expense of $145,500)	282,000
Custodian’s fees and expenses	149,000
Registration fees	47,000
Reports to shareholders	41,000
Audit fee	21,000
Legal fee	10,000
Trustees’ fees	9,000
Insurance expense	2,000
Miscellaneous	15,903

Total expenses	2,018,822

Net investment income	621,482

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	(49,384,771)
Foreign currency transactions	545,911
Futures transactions	(58,463)

(48,897,323)

Net change in unrealized appreciation (depreciation) on:
Investments	(48,572,466)
Foreign currencies	14,413
Futures	13,928

(48,544,125)

Net loss on investments	(97,441,448)

Net Decrease In Net Assets Resulting From Operations	$(96,819,966)

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$621,482	$1,944,661
Net realized gain (loss) on investments and foreign currency transactions	(48,897,323)	(4,867,283)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(48,544,125)	(42,871,167)

Net decrease in net assets resulting from operations	(96,819,966)	(45,793,789)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,210,107)	(700,945)
Class B	(247,862)	—
Class C	(350,085)	—
Class M	(19,222)	—
Class R	(2,216)	(841)
Class X	(15,162)	—
Class Z	(53,192)	(64,600)

	(1,897,846)	(766,386)

Distributions from net realized gains:
Class A	(25,481)	(12,326,417)
Class B	(11,326)	(7,641,952)
Class C	(15,999)	(9,720,578)
Class M	(879)	(820,147)
Class R	(57)	(29,312)
Class X	(693)	(456,100)
Class Z	(949)	(759,788)

	(55,384)	(31,754,294)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,276,180	33,777,034
Net asset value of shares issued in reinvestment of dividends and distributions	1,858,212	30,556,140
Cost of shares reacquired	(26,555,353)	(78,206,228)

Net decrease in net assets resulting from Fund share transactions	(14,420,961)	(13,873,054)

Total decrease	(113,194,157)	(92,187,523)

Net Assets
Beginning of period	274,086,469	366,273,992

End of period(a)	$160,892,312	$274,086,469

(a) Includes undistributed net income of:	$—	$781,150

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	39

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund and Target Growth Allocation Fund (the “Fund”). These financial statements relate only to Target Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the six months ended January 31, 2009.

Fund Segment	Subadviser
Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company*

Large-cap value stocks	Eaton Vance Management** Hotchkis and Wiley Capital Management LLC NFJ Investment Group L.P.

International stocks	LSV Asset Management Thornburg Investment Management, Inc.

Small/Mid-cap growth stocks	Eagle Asset Management, Inc.

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

*	Effective December 13, 2008, Massachusetts Financial Services Company replaced Goldman Sachs Asset Management L.P.
**	Effective December 13, 2008 Eaton Vance Management replaced J.P. Morgan Investment Management Inc.

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day

40	Visit our website at www.prudential.com

of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on

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specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, M, R, X and Z

44	Visit our website at www.prudential.com

shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2009.

PIMS has advised the Fund that it has received approximately $64,200 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2009. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2009, it has received approximately $45,100, $3,800, $3,200 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Companies paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the six months ended January 31, 2009, the Fund did not utilize the line of credit.

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2009, the Fund incurred approximately $57,400 in total networking fees, of which $41,100 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2009, aggregated $128,660,428 and $136,400,649, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation on Investments
$216,130,595	$6,215,235	$(61,004,777)	$(54,789,542)

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The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2008, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2009 Prudential owned 217 Class R shares of the Fund.

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended January 31, 2009:
Shares sold	577,741	$5,065,627
Shares issued in reinvestment of dividends and distributions	157,950	1,197,260
Shares reacquired	(1,315,328)	(11,987,666)

Net increase (decrease) in shares outstanding before conversion	(579,637)	(5,724,779)
Shares issued upon conversion from Class B, Class M, and Class X	497,576	4,599,760

Net increase (decrease) in shares outstanding	(82,061)	$(1,125,019)

Year ended July 31, 2008:
Shares sold	1,105,992	$14,489,729
Shares issued in reinvestment of dividends and distributions	953,821	12,590,443
Shares reacquired	(2,181,622)	(28,410,675)

Net increase (decrease) in shares outstanding before conversion	(121,809)	(1,330,503)
Shares issued upon conversion from Class B, Class M, and Class X	1,457,955	19,252,304

Net increase (decrease) in shares outstanding	1,336,146	$17,921,801

Class B
Six months ended January 31, 2009:
Shares sold	203,382	$1,640,204
Shares issued in reinvestment of dividends and distributions	34,821	245,836
Shares reacquired	(510,738)	(4,310,131)

Net increase (decrease) in shares outstanding before conversion	(272,535)	(2,424,091)
Shares reacquired upon conversion into Class A	(489,033)	(4,181,908)

Net increase (decrease) in shares outstanding	(761,568)	$(6,605,999)

Year ended July 31, 2008:
Shares sold	467,814	$5,767,594
Shares issued in reinvestment of dividends and distributions	591,337	7,267,519
Shares reacquired	(1,003,869)	(12,198,850)

Net increase (decrease) in shares outstanding before conversion	55,282	836,263
Shares reacquired upon conversion into Class A	(1,354,759)	(16,669,325)

Net increase (decrease) in shares outstanding	(1,299,477)	$(15,833,062)

Class C
Six months ended January 31, 2009:
Shares sold	342,485	$2,792,117
Shares issued in reinvestment of dividends and distributions	46,891	331,053
Shares reacquired	(903,938)	(7,650,679)

Net increase (decrease) in shares outstanding	(514,562)	$(4,527,509)

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Class C	Shares	Amount
Year ended July 31, 2008:
Shares sold	789,792	$9,878,220
Shares issued in reinvestment of dividends and distributions	707,551	8,695,678
Shares reacquired	(2,351,441)	(28,475,126)

Net increase (decrease) in shares outstanding	(854,098)	$(9,901,228)

Class M
Six months ended January 31, 2009:
Shares sold	5,441	$43,927
Shares issued in reinvestment of dividends and distributions	2,809	19,885
Shares reacquired	(61,764)	(536,265)

Net increase (decrease) in shares outstanding before conversion	(53,514)	(472,453)
Shares reacquired upon conversion into Class A	(30,022)	(236,963)

Net increase (decrease) in shares outstanding	(83,536)	$(709,416)

Year ended July 31, 2008:
Shares sold	56,883	$714,473
Shares issued in reinvestment of dividends and distributions	64,944	800,109
Shares reacquired	(264,274)	(3,285,302)

Net increase (decrease) in shares outstanding before conversion	(142,447)	(1,770,720)
Shares reacquired upon conversion into Class A	(209,064)	(2,549,474)

Net increase (decrease) in shares outstanding	(351,511)	$(4,320,194)

Class R
Six months ended January 31, 2009:
Shares sold	3,788	$33,228
Shares issued in reinvestment of dividends and distributions	301	2,272
Shares reacquired	(9,588)	(89,097)

Net increase (decrease) in shares outstanding	(5,499)	$(53,597)

Year ended July 31, 2008:
Shares sold	8,629	$108,044
Shares issued in reinvestment of dividends and distributions	2,277	29,872
Shares reacquired	(5,535)	(72,823)

Net increase (decrease) in shares outstanding	5,371	$65,093

Class X
Six months ended January 31, 2009:
Shares sold	48,722	$433,180
Shares issued in reinvestment of dividends and distributions	2,240	15,838
Shares reacquired	(104,174)	(872,606)

Net increase (decrease) in shares outstanding before conversion	(53,212)	(423,588)
Shares reacquired upon conversion into Class A	(18,832)	(180,889)

Net increase (decrease) in shares outstanding	(72,044)	$(604,477)

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Year ended July 31, 2008:
Shares sold	114,969	$1,438,388
Shares issued in reinvestment of dividends and distributions	37,025	455,406
Shares reacquired	(134,619)	(1,625,903)

Net increase (decrease) in shares outstanding before conversion	17,375	267,891
Shares reacquired upon conversion into Class A	(2,422)	(33,505)

Net increase (decrease) in shares outstanding	14,953	$234,386

Class Z
Six months ended January 31, 2009:
Shares sold	27,168	$267,897
Shares issued in reinvestment of dividends and distributions	5,937	46,068
Shares reacquired	(134,601)	(1,108,909)

Net increase (decrease) in shares outstanding	(101,496)	$(794,944)

Year ended July 31, 2008:
Shares sold	97,926	$1,380,586
Shares issued in reinvestment of dividends and distributions	53,080	717,113
Shares reacquired	(307,317)	(4,137,549)

Net increase (decrease) in shares outstanding	(156,311)	$(2,039,850)

Note 7. New Accounting Pronouncements

In March 2008, Financial Accounting Standards Board (“FASB”) released “Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

50	Visit our website at www.prudential.com

Financial Highlights

(Unaudited)

JANUARY 31, 2009	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Growth Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.52

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments	(4.24)

Total from investment operations	(4.20)

Less Dividends and Distributions:
Dividends from net investment income	(.11)
Distributions from net realized gains	—	(g)

Total dividends and distributions	(.11)

Net asset value, end of period	$7.21

Total Return(a)	(36.46)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,383
Average net assets (000)	$96,242
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.55	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(d)
Net investment income (loss)	.96	%(d)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	64	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$14.62	$13.26	$13.36	$10.96	$9.53

.13	.09	.08	.02	(.03)
(1.90)	2.12	.93	2.38	1.46

(1.77)	2.21	1.01	2.40	1.43

(.07)	(.01)	—	—	—
(1.26)	(.84)	(1.11)	—	—

(1.33)	(.85)	(1.11)	—	—

$11.52	$14.62	$13.26	$13.36	$10.96

(13.25)%	16.93%	8.00%	21.90%	15.01%

$124,579	$138,579	$99,960	$62,948	$45,622
$135,539	$124,296	$78,993	$52,589	$43,525

1.36%	1.35%	1.38%	1.38%	1.43%
1.11%	1.10%	1.13%	1.13%	1.18%
1.01%	.65%	.57%	.20%	(.25)%

83%	71%	85%	200%	79%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	53

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.68

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments	(3.94)

Total from investment operations	(3.93)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	—	(e)

Total dividends and distributions	(.05)

Net asset value, end of period	$6.70

Total Return(a)	(36.78)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,796
Average net assets (000)	$42,972
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(c)
Net investment income (loss)	.25	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

54	Visit our website at www.prudential.com

Class B
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$13.67	$12.53	$12.78	$10.56	$9.25

.03	(.01)	(.03)	(.06)	(.11)
(1.76)	1.99	.89	2.28	1.42

(1.73)	1.98	.86	2.22	1.31

—	—	—	—	—
(1.26)	(.84)	(1.11)	—	—

(1.26)	(.84)	(1.11)	—	—

$10.68	$13.67	$12.53	$12.78	$10.56

(13.86)%	16.14%	7.06%	21.02%	14.16%

$58,763	$93,021	$99,928	$112,312	$94,066
$78,596	$100,142	$109,700	$103,140	$90,535

2.11%	2.10%	2.13%	2.13%	2.18%
1.11%	1.10%	1.13%	1.13%	1.18%
.26%	(.08)%	(.20)%	(.55)%	(1.00)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.68

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments	(3.93)

Total from investment operations	(3.92)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	—	(e)

Total dividends and distributions	(.05)

Net asset value, end of period	$6.71

Total Return(a)	(36.69)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$44,749
Average net assets (000)	$57,672
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(c)
Net investment income (loss)	.23	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

56	Visit our website at www.prudential.com

Class C
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$13.67	$12.53	$12.78	$10.56	$9.25

.03	(.01)	(.02)	(.06)	(.11)
(1.76)	1.99	.88	2.28	1.42

(1.73)	1.98	.86	2.22	1.31

—	—	—	—	—
(1.26)	(.84)	(1.11)	—	—

(1.26)	(.84)	(1.11)	—	—

$10.68	$13.67	$12.53	$12.78	$10.56

(13.86)%	16.14%	7.06%	21.02%	14.16%

$76,714	$109,912	$90,092	$76,811	$61,606
$96,952	$105,155	$83,200	$68,555	$58,465

2.11%	2.10%	2.13%	2.13%	2.18%
1.11%	1.10%	1.13%	1.13%	1.18%
.26%	(.09)%	(.19)%	(.55)%	(1.00)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.70

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments	(3.94)

Total from investment operations	(3.93)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	—	(f)

Total dividends and distributions	(.05)

Net asset value, end of period	$6.72

Total Return(b)	(36.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,399
Average net assets (000)	$3,344
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(c)
Net investment income (loss)	.27	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

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Class M
Year Ended July 31,			October 4, 2004(a) through July 31, 2005(d)
2008(d)	2007(d)	2006(d)

$13.70	$12.54	$12.78	$11.07

.03	(.01)	(.02)	(.05)
(1.77)	2.01	.89	1.76

(1.74)	2.00	.87	1.71

—	—	—	—
(1.26)	(.84)	(1.11)	—

(1.26)	(.84)	(1.11)	—

$10.70	$13.70	$12.54	$12.78

(13.91)%	16.28%	7.14%	15.45%

$4,712	$10,851	$8,019	$2,990
$8,028	$10,882	$5,619	$1,542

2.11%	2.10%	2.13%	2.13	%(c)
1.11%	1.10%	1.13%	1.13	%(c)
.25%	(.10)%	(.13)%	(.51	)%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.44

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investments	(4.22)

Total from investment operations	(4.18)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—	(e)

Total dividends and distributions	(.09)

Net asset value, end of period	$7.17

Total Return(b)	(36.53)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$163
Average net assets (000)	$231
Ratios to average net assets (h):
Expenses, including distribution and service (12b-1) fees(f)	1.80	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(c)
Net investment income	.79	%(c)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(g)	Less than .005%
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

60	Visit our website at www.prudential.com

Class R
Year Ended July 31,			October 4, 2004(a) through July 31, 2005(d)
2008(d)	2007(d)	2006(d)

$14.52	$13.21	$13.34	$11.51

.10	.05	.07	—	(e)
(1.88)	2.11	.91	1.83

(1.78)	2.16	.98	1.83

(.04)	(.01)	—	—
(1.26)	(.84)	(1.11)	—

(1.30)	(.85)	(1.11)	—

$11.44	$14.52	$13.21	$13.34

(13.42)%	16.76%	7.69%	15.90%

$323	$333	$195	$3
$339	$284	$89	$3

1.61%	1.60%	1.63%	1.63	%(c)
1.11%	1.10%	1.13%	1.13	%(c)
.77%	.36%	.51%	—	%(c)(g)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	61

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.68

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments	(3.93)

Total from investment operations	(3.92)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	—	(f)

Total dividends and distributions	(.05)

Net asset value, end of period	$6.71

Total Return(b)	(36.69)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,880
Average net assets (000)	$2,623
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(c)
Net investment income (loss)	.28	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

62	Visit our website at www.prudential.com

Class X
Year Ended July 31,			October 4, 2004(a) through July 31, 2005(d)
2008(d)	2007(d)	2006(d)

$13.68	$12.55	$12.79	$11.07

.03	(.01)	(.01)	(.05)
(1.77)	1.98	.88	1.77

(1.74)	1.97	.87	1.72

—	—	—	—
(1.26)	(.84)	(1.11)	—

(1.26)	(.84)	(1.11)	—

$10.68	$13.68	$12.55	$12.79

(13.93)%	16.03%	7.13%	15.54%

$3,759	$4,613	$3,703	$1,158
$4,440	$4,643	$2,043	$608

2.11%	2.10%	2.13%	2.13	%(c)
1.11%	1.10%	1.13%	1.13	%(c)
.26%	(.09)%	(.09)%	(.52	)%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	63

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.81

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investments	(4.36)

Total from investment operations	(4.30)

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	—	(c)

Total dividends and distributions	(.13)

Net asset value, end of period	$7.38

Total Return(a)	(36.41)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,523
Average net assets (000)	$3,909
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.30	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(e)
Net investment income (loss)	1.28	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Less than .005%
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

64	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$14.95	$13.54	$13.58	$11.11	$9.64

.17	.13	.11	.05	—	(c)
(1.94)	2.15	.96	2.42	1.47

(1.77)	2.28	1.07	2.47	1.47

(.11)	(.03)	—	—	—
(1.26)	(.84)	(1.11)	—	—

(1.37)	(.87)	(1.11)	—	—

$11.81	$14.95	$13.54	$13.58	$11.11

(13.00)%	17.32%	8.25%	22.23%	15.25%

$5,234	$8,965	$7,884	$7,179	$5,297
$7,414	$8,670	$6,977	$5,709	$3,837

1.11%	1.10%	1.13%	1.13%	1.18%
1.11%	1.10%	1.13%	1.13%	1.18%
1.25%	.91%	.86%	.45%	—	%(d)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	65

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudential.com/myaccess and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Growth Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	N/A	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A765	87612A781	87612A757	87612A773

MFSP504E6    IFS-A162963    Ed. 03/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 31, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 31, 2009

*	Print the name and title of each signing officer under his or her signature.